UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07538

LORD ABBETT SECURITIES TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 4/30/2016

Item 1:	Report(s) to Shareholders.

2016 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Alpha Strategy Fund

Fundamental Equity Fund

Growth Leaders Fund

International Core Equity Fund

International Dividend Income Fund

International Opportunities Fund

Value Opportunities Fund

For the six-month period ended April 30, 2016

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Portfolio Allocation/Sector

Schedules of Investments:

17	Alpha Strategy Fund

18	Fundamental Equity Fund

21	Growth Leaders Fund

25	International Core Equity Fund

34	International Dividend Income Fund

41	International Opportunities Fund

49	Value Opportunities Fund

52	Statements of Assets and Liabilities

56	Statements of Operations

58	Statements of Changes in Net Assets

64	Financial Highlights

92	Notes to Financial Statements

119	Supplemental Information to Shareholders

Lord Abbett Securities Trust
Lord Abbett Alpha Strategy Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Growth Leaders Fund, Lord Abbett International Core Equity Fund, Lord Abbett International Dividend Income Fund, Lord Abbett International Opportunities Fund, and Lord Abbett Value Opportunities Fund

Semiannual Report

For the six-month period ended April 30, 2016

Daria L. Foster, Trustee, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Funds for the six-month period ended April 30, 2016. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster
Trustee, President and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 through April 30, 2016).

Actual Expenses

For each class of each Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 11/1/15 – 4/30/16” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Alpha Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#*
			11/1/15 –
	11/1/15	4/30/16	4/30/16
Class A
Actual	$1,000.00	$ 963.20	$1.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.62	$1.26
Class B
Actual	$1,000.00	$ 959.50	$4.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.89	$5.02
Class C
Actual	$1,000.00	$ 959.30	$4.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.89	$5.02
Class F
Actual	$1,000.00	$ 963.80	$0.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.37	$0.50
Class I
Actual	$1,000.00	$ 964.30	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.86	$0.00
Class R2
Actual	$1,000.00	$ 961.60	$2.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.88	$3.02
Class R3
Actual	$1,000.00	$ 962.10	$2.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.38	$2.51
Class R4
Actual	$1,000.00	$ 963.50	$1.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.67	$1.21
Class R5
Actual	$1,000.00	$ 964.30	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.86	$0.00
Class R6
Actual	$1,000.00	$ 964.50	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.86	$0.00

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.25% for Class A, 1.00% for Classes B and C, 0.10% for Class F, 0.00% for Class I, 0.60% for Class R2, 0.50% for Class R3, 0.24% for Class R4, 0.00% for Classes R5 and R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).
#	Does not include expenses of Underlying Funds in which Alpha Strategy Fund invests.
*	The annualized expenses have been updated (0.29% for Class A, 1.04% for Class B and C, 0.14% for Class F, 0.04% for Class I, 0.64% for Class R2, 0.54% for Class R3, 0.29% for Class R4 and 0.04% for Class R5 and R6). Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$1.42	$1.46
Class B	$5.07	$5.22
Class C	$5.07	$5.22
Class F	$0.68	$0.70
Class I	$0.20	$0.20
Class R2	$3.12	$3.22
Class R3	$2.63	$2.72
Class R4	$1.42	$1.46
Class R5	$0.20	$0.20
Class R6	$0.20	$0.20

Portfolio Holdings Presented by Portfolio Allocation

April 30, 2016

Underlying Fund Name	%*
Lord Abbett Developing Growth Fund, Inc. – Class I	19.11%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	20.28%
Lord Abbett Securities Trust – Micro-Cap Growth Fund – Class I	9.67%
Lord Abbett Securities Trust – Micro-Cap Value Fund – Class I	10.33%
Lord Abbett Research Fund, Inc. – Small-Cap Value Fund – Class I	20.28%
Lord Abbett Securities Trust-Value Opportunities Fund – Class I	20.33%
Total	100.00%

*	Represents percent of total investments.

Fundamental Equity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			11/1/15 –
	11/1/15	4/30/16	4/30/16
Class A
Actual	$1,000.00	$1,003.60	$4.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.89	$5.02
Class B
Actual	$1,000.00	$1,000.20	$8.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.16	$8.77
Class C
Actual	$1,000.00	$1,000.30	$8.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.16	$8.77
Class F
Actual	$1,000.00	$1,004.50	$4.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.64	$4.27
Class I
Actual	$1,000.00	$1,005.80	$3.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.13	$3.77
Class P
Actual	$1,000.00	$1,002.80	$5.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.90	$6.02
Class R2
Actual	$1,000.00	$1,002.40	$6.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.15	$6.77
Class R3
Actual	$1,000.00	$1,002.10	$6.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.65	$6.27
Class R4
Actual	$1,000.00	$1,003.60	$4.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.99	$4.92
Class R5
Actual	$1,000.00	$1,004.90	$3.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.18	$3.72
Class R6
Actual	$1,000.00	$1,005.90	$3.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.83	$3.07

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.00% for Class A, 1.75% for Classes B and C, 0.85% for Class F, 0.75% for Class I, 1.20% for Class P, 1.35% for Class R2, 1.25% for Class R3, 0.98% for Class R4, 0.74% for Class R5 and 0.61% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2016

Sector*	%**
Consumer Discretionary	7.37%
Consumer Staples	7.85%
Energy	13.59%
Financials	24.23%
Health Care	14.31%
Industrials	9.72%
Information Technology	9.33%
Materials	2.84%
Telecommunication Services	3.85%
Utilities	5.05%
Repurchase Agreement	1.86%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Growth Leaders Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			11/1/15 –
	11/1/15	4/30/16	4/30/16
Class A
Actual	$1,000.00	$ 944.50	$4.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.64	$4.27
Class B
Actual	$1,000.00	$ 940.60	$7.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.96	$7.97
Class C
Actual	$1,000.00	$ 940.90	$7.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.91	$8.02
Class F
Actual	$1,000.00	$ 945.30	$3.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.38	$3.52
Class I
Actual	$1,000.00	$ 945.90	$2.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.88	$3.02
Class R2
Actual	$1,000.00	$ 942.80	$5.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.95	$5.97
Class R3
Actual	$1,000.00	$ 943.30	$5.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.39	$5.52
Class R4
Actual	$1,000.00	$ 944.50	$3.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.79	$4.12
Class R5
Actual	$1,000.00	$ 945.90	$2.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.93	$2.97
Class R6*
Actual	$1,000.00	$ 945.90	$2.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.43	$2.46

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.85% for Class A, 1.59% for Class B, 1.60% for Class C, 0.70% for Class F, 0.60% for Class I, 1.19% for Class R2, 1.10% for Class R3, 0.82% for Class R4, 0.59% for Class R5 and 0.49% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).
*	The annualized expenses for Class R6 have been updated to 0.50%. Had the updated expense ratio been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class R6	$2.42	$2.51

Portfolio Holdings Presented by Sector

April 30, 2016

Sector*	%**
Consumer Discretionary	20.85%
Consumer Staples	5.85%
Energy	0.80%
Financials	4.60%
Health Care	15.26%
Industrials	12.35%
Information Technology	30.37%
Materials	2.82%
Telecommunication Services	1.71%
Utilities	0.98%
Repurchase Agreement	4.41%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

International Core Equity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			11/1/15 –
	11/1/15	4/30/16	4/30/16
Class A
Actual	$1,000.00	$ 948.60	$5.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.29	$5.62
Class B
Actual	$1,000.00	$ 945.60	$9.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.56	$9.37
Class C
Actual	$1,000.00	$ 945.70	$8.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.66	$9.27
Class F
Actual	$1,000.00	$ 950.60	$4.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.54	$4.37
Class I
Actual	$1,000.00	$ 950.90	$3.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.03	$3.87
Class P
Actual	$1,000.00	$ 948.30	$6.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.30	$6.62
Class R2
Actual	$1,000.00	$ 947.10	$7.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.55	$7.37
Class R3
Actual	$1,000.00	$ 947.40	$6.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.10	$6.82
Class R4
Actual	$1,000.00	$ 949.20	$5.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.34	$5.57
Class R5
Actual	$1,000.00	$ 950.10	$4.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.59	$4.32
Class R6
Actual	$1,000.00	$ 951.10	$3.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.38	$3.52

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.12% for Class A, 1.87% for Class B, 1.85% for Class C, 0.87% for Class F, 0.77% for Class I, 1.32% for Class P, 1.47% for Class R2, 1.36% for Class R3, 1.11% for Class R4, 0.86% for Class R5 and 0.70% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2016

Sector*	%**
Consumer Discretionary	12.51%
Consumer Staples	10.02%
Energy	3.74%
Financials	23.91%
Health Care	9.67%
Industrials	16.07%
Information Technology	6.37%
Materials	7.09%
Telecommunication Services	6.05%
Utilities	2.90%
Repurchase Agreement	1.67%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

International Dividend Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			11/1/15 –
	11/1/15	4/30/16	4/30/16
Class A
Actual	$1,000.00	$ 984.20	$5.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.29	$5.62
Class C
Actual	$1,000.00	$ 981.70	$9.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.56	$9.37
Class F
Actual	$1,000.00	$ 985.10	$4.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.34	$4.57
Class I
Actual	$1,000.00	$ 985.70	$4.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.84	$4.07
Class R2
Actual	$1,000.00	$ 983.00	$7.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.55	$7.37
Class R3
Actual	$1,000.00	$ 983.30	$6.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.05	$6.87
Class R4
Actual	$1,000.00	$ 983.00	$5.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.29	$5.62
Class R5
Actual	$1,000.00	$ 984.30	$4.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.59	$4.32
Class R6
Actual	$1,000.00	$ 985.80	$4.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.84	$4.07

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.12% for Class A, 1.87% for Class C, 0.91% for Class F, 0.81% for Class I, 1.47% for Class R2, 1.37% for Class R3, 1.12% for Class R4, 0.86% for Class R5 and 0.81% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2016

Sector*	%**
Consumer Discretionary	8.02%
Consumer Staples	7.36%
Energy	15.63%
Financials	27.40%
Health Care	4.56%
Industrials	8.45%
Information Technology	2.32%
Materials	5.03%
Telecommunication Services	9.19%
Utilities	11.72%
Repurchase Agreement	0.32%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

International Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			11/1/15 –
	11/1/15	4/30/16	4/30/16
Class A
Actual	$1,000.00	$ 995.60	$ 6.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.30	$ 6.62
Class B
Actual	$1,000.00	$ 991.80	$10.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.57	$10.37
Class C
Actual	$1,000.00	$ 991.70	$10.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.62	$10.32
Class F
Actual	$1,000.00	$ 996.50	$ 5.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.05	$ 5.87
Class I
Actual	$1,000.00	$ 996.70	$ 5.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.54	$ 5.37
Class P
Actual	$1,000.00	$ 994.30	$ 7.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.30	$ 7.62
Class R2
Actual	$1,000.00	$ 994.10	$ 8.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.56	$ 8.37
Class R3
Actual	$1,000.00	$ 994.30	$ 7.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.16	$ 7.77
Class R4
Actual	$1,000.00	$ 995.90	$ 6.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.35	$ 6.57
Class R5
Actual	$1,000.00	$ 996.70	$ 5.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$ 5.32
Class R6
Actual	$1,000.00	$ 997.40	$ 4.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.34	$ 4.57

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.32% for Class A, 2.07% for Class B, 2.06% for Class C, 1.17% for Class F, 1.07% for Class I, 1.52% for Class P, 1.67% for Class R2, 1.55% for Class R3, 1.31% for Class R4, 1.06% for Class R5 and 0.91% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2016

Sector*	%**
Consumer Discretionary	15.10%
Consumer Staples	8.87%
Energy	3.11%
Exchange Traded Fund	1.03%
Financials	18.92%
Health Care	3.92%
Industrials	22.61%
Information Technology	12.90%
Materials	4.15%
Telecommunication Services	1.56%
Utilities	3.48%
Repurchase Agreement	4.35%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Value Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			11/1/15 –
	11/1/15	4/30/16	4/30/16
Class A
Actual	$1,000.00	$1,008.60	$5.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.90	$6.02
Class B
Actual	$1,000.00	$1,004.60	$9.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.17	$9.77
Class C
Actual	$1,000.00	$1,005.20	$9.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.22	$9.72
Class F
Actual	$1,000.00	$1,009.00	$5.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.64	$5.27
Class I
Actual	$1,000.00	$1,009.90	$4.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.14	$4.77
Class P
Actual	$1,000.00	$1,007.10	$6.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$7.02
Class R2
Actual	$1,000.00	$1,006.60	$7.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.16	$7.77
Class R3
Actual	$1,000.00	$1,007.10	$7.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.70	$7.22
Class R4
Actual	$1,000.00	$1,008.10	$5.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.05	$5.87
Class R5
Actual	$1,000.00	$1,009.90	$4.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.34	$4.57
Class R6
Actual	$1,000.00	$1,010.50	$4.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.89	$4.02

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.20% for Class A, 1.95% for Class B, 1.94% for Class C, 1.05% for Class F, 0.95% for Class I, 1.40% for Class P, 1.55% for Class R2, 1.44% for Class R3, 1.17% for Class R4, 0.91% for Class R5 and 0.80% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2016

Sector*	%**
Consumer Discretionary	11.19%
Consumer Staples	3.00%
Energy	6.04%
Financials	23.40%
Health Care	10.35%
Industrials	12.59%
Information Technology	16.62%
Materials	6.94%
Telecommunication Services	1.64%
Utilities	6.45%
Repurchase Agreement	1.78%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

ALPHA STRATEGY FUND April 30, 2016

		Fair
		Value
Investments	Shares	(000)
INVESTMENTS IN UNDERLYING FUNDS(a) 100.03%
Lord Abbett Developing Growth Fund, Inc. — Class I*(b)	11,827,688	$221,533
Lord Abbett Securities Trust — International Opportunities Fund — Class I(c)	14,131,179	235,001
Lord Abbett Securities Trust — Micro-Cap Growth Fund — Class I*(c)	8,681,896	112,083
Lord Abbett Securities Trust — Micro-Cap Value Fund — Class I*(c)	3,756,460	119,681
Lord Abbett Research Fund, Inc. — Small-Cap Value Fund — Class I*(c)	9,730,141	234,983
		Fair
		Value
Investments	Shares	(000)
Lord Abbett Securities Trust — Value Opportunities Fund — Class I*(c)	12,435,735	$235,657
Total Investments in Underlying Funds (cost $1,182,262,915)		1,158,938
Liabilities in Excess of Cash and Other Assets (0.03)%		(305)
Net Assets 100.00%		$1,158,633

*	Non-income producing security.
(a)	Affiliated issuers (See Note 12).
(b)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(c)	Fund investment objective is long-term capital appreciation.

The following is a summary of the inputs used as of April 30, 2016 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Investments in Underlying Funds	$1,158,938	$ —	$ —	$1,158,938
Total	$1,158,938	$ —	$ —	$1,158,938

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of Underlying Funds.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2016.

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)

FUNDAMENTAL EQUITY FUND April 30, 2016

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 96.88%

Aerospace & Defense 3.07%
General Dynamics Corp.	506,045	$71,109
TransDigm Group, Inc.*	103,344	23,549
Total		94,658

Banks 12.45%
Citizens Financial Group, Inc.	3,351,017	76,571
East West Bancorp, Inc.	1,828,083	68,535
First Republic Bank	285,417	20,070
JPMorgan Chase & Co.	2,224,143	140,566
Signature Bank*	457,850	63,105
Wells Fargo & Co.	309,016	15,445
Total		384,292

Beverages 2.23%
PepsiCo, Inc.	668,200	68,798

Biotechnology 0.99%
Celgene Corp.*	295,682	30,577

Capital Markets 2.80%
Affiliated Managers Group, Inc.*	170,336	29,012
Invesco Ltd.	292,856	9,081
TD Ameritrade Holding Corp.	1,616,667	48,225
Total		86,318

Chemicals 2.80%
Dow Chemical Co. (The)	1,359,832	71,541
LyondellBasell Industries NV Class A	180,342	14,909
Total		86,450

Communications Equipment 1.73%
Cisco Systems, Inc.	1,940,148	53,335

Consumer Finance 1.76%
Discover Financial Services	965,815	54,346
		Fair
		Value
Investments	Shares	(000)
Diversified Telecommunication Services 3.80%
AT&T, Inc.	2,015,482	$78,241
Verizon Communications, Inc.	763,252	38,880
Total		117,121

Electric: Utilities 3.55%
Duke Energy Corp.	397,622	31,325
NextEra Energy, Inc.	534,951	62,899
PG&E Corp.	261,765	15,235
Total		109,459

Energy Equipment & Services 3.49%
Halliburton Co.	1,079,391	44,590
Schlumberger Ltd.	785,908	63,140
Total		107,730

Food & Staples Retailing 1.42%
CVS Health Corp.	434,800	43,697

Food Products 3.07%
Mondelez International, Inc. Class A	2,202,353	94,613

Health Care Equipment & Supplies 1.48%
St. Jude Medical, Inc.	600,653	45,770

Health Care Providers & Services 2.94%
HCA Holdings, Inc.*	285,010	22,977
UnitedHealth Group, Inc.	514,207	67,711
Total		90,688

Hotels, Restaurants & Leisure 2.94%
Carnival Corp.	464,211	22,770
McDonald’s Corp.	181,100	22,907
Yum! Brands, Inc.	567,323	45,136
Total		90,813

Household Durables 0.87%
Lennar Corp. Class A	595,208	26,969

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY FUND April 30, 2016

		Fair
		Value
Investments	Shares	(000)
Household Products 1.04%
Colgate-Palmolive Co.	452,400	$32,084

Industrial Conglomerates 2.52%
General Electric Co.	2,524,315	77,623

Information Technology Services 0.88%
Fidelity National Information Services, Inc.	410,545	27,014

Insurance 4.20%
Chubb Ltd. (Switzerland)(a)	723,521	85,274
Hartford Financial Services Group, Inc. (The)	999,970	44,379
Total		129,653

Life Sciences Tools & Services 1.66%
Thermo Fisher Scientific, Inc.	356,232	51,387

Machinery 2.73%
Caterpillar, Inc.	362,547	28,177
Dover Corp.	303,119	19,915
ITT Corp.	942,611	36,168
Total		84,260

Media 1.73%
Time Warner, Inc.	710,260	53,369

Multi-Line Retail 1.73%
Target Corp.	670,307	53,289

Multi-Utilities 1.43%
Sempra Energy	428,216	44,256

Oil, Gas & Consumable Fuels 9.92%
Devon Energy Corp.	1,441,993	50,008
EOG Resources, Inc.	902,621	74,575
Exxon Mobil Corp.	1,068,839	94,485
Occidental Petroleum Corp.	1,136,700	87,128
Total		306,196
		Fair
		Value
Investments	Shares	(000)
Pharmaceuticals 7.05%
Johnson & Johnson	1,177,003	$131,919
Pfizer, Inc.	2,618,600	85,654
Total		217,573

Real Estate Investment Trusts 2.71%
Simon Property Group, Inc.	186,016	37,421
Vornado Realty Trust	481,300	46,075
Total		83,496

Road & Rail 1.28%
CSX Corp.	1,450,290	39,549

Semiconductors & Semiconductor Equipment 3.70%
Intel Corp.	500,678	15,160
Microchip Technology, Inc.	1,096,653	53,286
QUALCOMM, Inc.	902,723	45,606
Total		114,052

Software 1.95%
Microsoft Corp.	1,204,600	60,073

Technology Hardware, Storage & Peripheral 0.96%
Hewlett Packard Enterprise Co.	1,777,953	29,621
Total Common Stocks (cost $2,584,334,907)		2,989,129

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(concluded)

FUNDAMENTAL EQUITY FUND April 30, 2016

	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 1.84%

Repurchase Agreement
Repurchase Agreement dated 4/29/2016, 0.03% due 5/2/2016 with Fixed Income Clearing Corp. collateralized by $840,000 of Federal Home Loan Bank at 0.48% due 10/26/2016 and $56,425,000 of Federal National Mortgage Assoc. at 1.375% due 11/15/2016; value: $57,899,781; proceeds: $56,761,664 (cost $56,761,522)	$56,762	$56,762
Total Investments in Securities 98.72% (cost $2,641,096,429)		3,045,891
Other Assets in Excess of Liabilities 1.28%		39,604
Net Assets 100.00%		$3,085,495

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2016 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$2,989,129	$ —	$ —	$2,989,129
Repurchase Agreement	—	56,762	—	56,762
Total	$2,989,129	$56,762	$ —	$3,045,891

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2016.

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)

GROWTH LEADERS FUND April 30, 2016

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 99.10%

Aerospace & Defense 3.10%
Honeywell International, Inc.	298,422	$34,101
Lockheed Martin Corp.	49,129	11,416
Raytheon Co.	178,367	22,537
Total		68,054

Air Freight & Logistics 1.17%
FedEx Corp.	155,382	25,655

Airlines 1.92%
Delta Air Lines, Inc.	462,747	19,282
Southwest Airlines Co.	512,818	22,877
Total		42,159

Automobiles 0.50%
Tesla Motors, Inc.*	45,481	10,950

Banks 1.42%
First Republic Bank	236,825	16,654
Western Alliance Bancorp*	396,701	14,511
Total		31,165

Beverages 2.12%
Constellation Brands, Inc. Class A	113,799	17,759
PepsiCo, Inc.	281,119	28,944
Total		46,703

Biotechnology 3.25%
Amgen, Inc.	114,635	18,147
Celgene Corp.*	110,906	11,469
Gilead Sciences, Inc.	124,952	11,022
Medivation, Inc.*	440,043	25,434
Regeneron Pharmaceuticals, Inc.*	14,283	5,381
Total		71,453

Building Products 0.50%
A.O. Smith Corp.	142,413	10,997
		Fair
		Value
Investments	Shares	(000)
Capital Markets 1.27%
Affiliated Managers Group, Inc.*	64,553	$10,994
BlackRock, Inc.	47,458	16,911
Total		27,905

Chemicals 1.64%
Albemarle Corp.	331,784	21,951
PPG Industries, Inc.	127,020	14,022
Total		35,973

Diversified Consumer Services 1.35%
New Oriental Education & Technology Group, Inc. ADR	468,559	18,349
TAL Education Group ADR*	197,343	11,418
Total		29,767

Diversified Financial Services 2.08%
Intercontinental Exchange, Inc.	44,274	10,627
MarketAxess Holdings, Inc.	191,243	23,477
MSCI, Inc.	151,988	11,542
Total		45,646

Diversified Telecommunication Services 1.77%
AT&T, Inc.	428,594	16,638
Verizon Communications, Inc.	438,984	22,362
Total		39,000

Electric: Utilities 0.49%
NextEra Energy, Inc.	92,217	10,843

Electrical Equipment 0.49%
Acuity Brands, Inc.	43,874	10,700

Electronic Equipment, Instruments & Components 0.97%
Trimble Navigation Ltd.*	436,897	10,464
Universal Display Corp.*	184,855	10,779
Total		21,243

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

GROWTH LEADERS FUND April 30, 2016

		Fair
		Value
Investments	Shares	(000)
Food & Staples Retailing 1.72%
Costco Wholesale Corp.	107,135	$15,870
CVS Health Corp.	217,556	21,864
Total		37,734

Food Products 1.02%
Blue Buffalo Pet Products, Inc.*	221,576	5,486
Kellogg Co.	220,251	16,918
Total		22,404

Health Care Equipment & Supplies 7.27%
Align Technology, Inc.*	310,554	22,419
Boston Scientific Corp.*	566,037	12,407
DENTSPLY SIRONA, Inc.	267,881	15,966
Edwards Lifesciences Corp.*	419,961	44,604
IDEXX Laboratories, Inc.*	204,577	17,256
Intuitive Surgical, Inc.*	75,437	47,251
Total		159,903

Health Care Providers & Services 1.93%
UnitedHealth Group, Inc.	215,560	28,385
VCA, Inc.*	223,579	14,079
Total		42,464

Hotels, Restaurants & Leisure 4.52%
Carnival Corp.	344,376	16,891
McDonald’s Corp.	266,161	33,667
Panera Bread Co. Class A*	104,649	22,446
Starbucks Corp.	372,393	20,940
Wynn Resorts Ltd.	62,399	5,510
Total		99,454

Industrial Conglomerates 1.28%
3M Co.	168,553	28,212

Information Technology Services 7.07%
Accenture plc Class A (Ireland)(a)	204,254	23,064
EPAM Systems, Inc.*	147,856	10,783
MasterCard, Inc. Class A	239,624	23,241
PayPal Holdings, Inc.*	976,461	38,258
Visa, Inc. Class A	776,785	59,999
Total		155,345
		Fair
		Value
Investments	Shares	(000)
Internet & Catalog Retail 5.92%
Amazon.com, Inc.*	110,076	$72,605
Priceline Group, Inc. (The)*	24,661	33,136
TripAdvisor, Inc.*	88,497	5,716
Wayfair, Inc. Class A*	493,544	18,631
Total		130,088

Internet Software & Services 12.40%
Alphabet, Inc. Class A*	120,383	85,217
Criteo SA ADR*	277,624	11,574
Facebook, Inc. Class A*	1,213,720	142,709
GoDaddy, Inc. Class A*	537,448	16,323
WebMD Health Corp.*	266,309	16,708
Total		272,531

Life Sciences Tools & Services 0.28%
Pacific Biosciences of California, Inc.*	627,972	6,060

Machinery 1.29%
Illinois Tool Works, Inc.	219,898	22,984
Middleby Corp. (The)*	49,318	5,407
Total		28,391

Media 1.85%
Comcast Corp. Class A	478,157	29,053
Walt Disney Co. (The)	113,047	11,673
Total		40,726

Metals & Mining 1.29%
Newmont Mining Corp.	810,854	28,356

Multi-Line Retail 0.97%
Dollar General Corp.	259,612	21,265

Oil, Gas & Consumable Fuels 0.82%
Pioneer Natural Resources Co.	109,140	18,128

Personal Products 1.20%
Estee Lauder Cos., Inc. (The) Class A	276,176	26,477

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GROWTH LEADERS FUND April 30, 2016

		Fair
		Value
Investments	Shares	(000)
Pharmaceuticals 3.09%
Bristol-Myers Squibb Co.	510,219	$36,828
Johnson & Johnson	277,515	31,104
Total		67,932

Professional Services 0.55%
TransUnion*	401,631	12,029

Road & Rail 1.73%
Kansas City Southern	174,746	16,557
Old Dominion Freight Line, Inc.*	154,236	10,188
Union Pacific Corp.	129,305	11,279
Total		38,024

Semiconductors & Semiconductor Equipment 3.85%
Broadcom Ltd. (Singapore)(a)	203,079	29,599
First Solar, Inc.*	269,099	15,026
Lam Research Corp.	136,124	10,400
NVIDIA Corp.	831,077	29,528
Total		84,553

Software 5.85%
Adobe Systems, Inc.*	367,098	34,588
Ellie Mae, Inc.*	124,107	10,375
Microsoft Corp.	436,912	21,789
Red Hat, Inc.*	74,776	5,486
salesforce.com, Inc.*	378,230	28,670
Ultimate Software Group, Inc. (The)*	140,745	27,669
Total		128,577

Specialty Retail 5.00%
Home Depot, Inc. (The)	285,986	38,290
Ross Stores, Inc.	383,654	21,784
TJX Cos., Inc. (The)	358,256	27,163
Ulta Salon, Cosmetics & Fragrance, Inc.*	108,550	22,609
Total		109,846
		Fair
		Value
Investments	Shares	(000)
Technology Hardware, Storage & Peripherals 1.36%
Apple, Inc.	318,862	$29,890

Textiles, Apparel & Luxury Goods 1.50%
NIKE, Inc. Class B	292,505	17,240
Under Armour, Inc. Class A*	359,583	15,800
Total		33,040

Trading Companies & Distributors 0.78%
Fastenal Co.	368,542	17,244

Water Utilities 0.52%
American Water Works Co., Inc.	156,111	11,359
Total Common Stocks (cost $2,076,950,214)		2,178,245

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 4.57%

Repurchase Agreement
Repurchase Agreement dated 4/29/2016, 0.03% due 5/2/2016 with Fixed Income Clearing Corp. collateralized by $102,495,000 of Federal Home Loan Bank at 0.50% due 9/28/2016; value: $102,495,000; proceeds: $100,484,777 (cost $100,484,526)	$100,485	100,485
Total Investments in Securities 103.67% (cost $2,177,434,740)		2,278,730
Liabilities in Excess of Other Assets (3.67)%		(80,725)
Net Assets 100.00%		$2,198,005

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(concluded)

GROWTH LEADERS FUND April 30, 2016

The following is a summary of the inputs used as of April 30, 2016 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$2,178,245	$—	$—	$2,178,245
Repurchase Agreement	—	100,485	—	100,485
Total	$2,178,245	$100,485	$—	$2,278,730

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2016.

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)

INTERNATIONAL CORE EQUITY FUND April 30, 2016

		U.S. $
		Fair Value
Investments	Shares	(000)
COMMON STOCKS 98.82%

Australia 4.28%

Beverages 0.47%
Coca-Cola Amatil Ltd.	369,223	$2,406

Chemicals 0.41%
Incitec Pivot Ltd.	844,390	2,052

Commercial Services & Supplies 0.34%
Mineral Resources Ltd.	306,093	1,714

Diversified Telecommunication Services 0.34%
Vocus Communications Ltd.	266,154	1,738

Metals & Mining 1.66%
Evolution Mining Ltd.	938,336	1,417
Fortescue Metals Group Ltd.	1,534,163	3,943
Newcrest Mining Ltd.*	210,597	3,071
		8,431

Real Estate Investment Trusts 1.06%
Mirvac Group	3,780,043	5,348
Total Australia		21,689

Austria 0.54%

Banks
Raiffeisen Bank
International AG*	170,481	2,729

Belgium 2.52%

Beverages 1.78%
Anheuser-Busch InBev NV	72,549	9,000

Chemicals 0.49%
Solvay SA	24,498	2,482

Food & Staples Retailing 0.25%
Delhaize Group	12,061	1,267
Total Belgium		12,749
		U.S. $
		Fair Value
Investments	Shares	(000)
Canada 0.98%

Banks 0.46%
Bank of Montreal	36,100	$2,352

Electric: Utilities 0.52%
Emera, Inc.	71,900	2,605
Total Canada		4,957

China 1.00%

Internet Software & Services
Baidu, Inc. ADR*	26,107	5,073

Denmark 1.04%

Banks 0.64%
Danske Bank A/S	115,018	3,254

Pharmaceuticals 0.40%
Novo Nordisk A/S Class B	35,695	1,993
Total Denmark		5,247

Finland 1.10%

Paper & Forest Products
Stora Enso OYJ R Shares	215,806	1,887
UPM-Kymmene OYJ	193,899	3,711
Total Finland		5,598

France 14.96%

Aerospace & Defense 0.81%
Thales SA	47,406	4,102

Airlines 0.47%
Air France-KLM*	266,979	2,392

Auto Components 0.78%
Valeo SA	24,769	3,929

Automobiles 2.38%
Peugeot SA*	93,640	1,509
Renault SA	109,265	10,543
		12,052

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

INTERNATIONAL CORE EQUITY FUND April 30, 2016

		U.S. $
		Fair Value
Investments	Shares	(000)
France (continued)

Banks 1.51%
BNP Paribas SA	144,618	$7,659

Construction & Engineering 1.08%
Vinci SA	73,311	5,475

Diversified Telecommunication Services 1.18%
Orange SA	359,876	5,979

Electrical Equipment 1.00%
Schneider Electric SE	77,101	5,041

Food Products 1.33%
Danone SA	96,404	6,754

Information Technology Services 0.54%
Atos SE	30,774	2,739

Insurance 2.29%
AXA SA	458,965	11,589

Life Sciences Tools & Services 0.48%
Genfit*	71,199	2,428

Media 0.45%
Publicis Groupe SA	30,728	2,274

Oil, Gas & Consumable Fuels 0.66%
Total SA	66,157	3,344
Total France		75,757

Germany 11.97%

Automobiles 1.20%
Bayerische Motoren
Werke AG	32,138	2,973
Daimler AG Registered Shares	44,865	3,126
		6,099

Diversified Telecommunication Services 1.22%
Deutsche Telekom AG
Registered Shares	351,147	6,164
		U.S. $
		Fair Value
Investments	Shares	(000)
Health Care Providers & Services 0.92%
Fresenius Medical Care
AG & Co. KGaA	53,281	$4,638

Industrial Conglomerates 1.93%
Siemens AG Registered
Shares	93,621	9,797

Insurance 2.40%
Allianz SE Registered Shares	42,792	7,280
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered Shares	26,247	4,880
		12,160

Life Sciences Tools & Services 0.47%
MorphoSys AG*	47,062	2,362

Machinery 0.80%
GEA Group AG	87,224	4,053

Media 0.42%
ProSiebenSat.1 Media SE	41,360	2,113

Semiconductors & Semiconductor Equipment 0.47%
Infineon Technologies AG	166,829	2,380

Software 1.14%
SAP SE	73,824	5,792

Textiles, Apparel & Luxury Goods 1.00%
adidas AG	39,190	5,056
Total Germany		60,614

Hong Kong 1.56%

Insurance 0.17%
AIA Group Ltd.	145,800	873

Real Estate Investment Trusts 1.06%
Link REIT	886,500	5,378

Real Estate Management & Development 0.33%
Wheelock & Co., Ltd.	355,000	1,643
Total Hong Kong		7,894

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL CORE EQUITY FUND April 30, 2016

		U.S. $
		Fair Value
Investments	Shares	(000)
Ireland 1.35%

Pharmaceuticals
Shire plc	109,404	$6,827

Israel 0.73%

Pharmaceuticals
Teva Pharmaceutical
Industries Ltd. ADR	67,550	3,678

Italy 1.95%

Banks 0.51%
Intesa Sanpaolo SpA	926,478	2,575

Electric: Utilities 0.79%
Enel SpA	884,051	4,018

Gas Utilities 0.65%
Snam SpA	539,242	3,298
Total Italy		9,891

Japan 22.71%

Airlines 1.45%
Japan Airlines Co., Ltd.	204,600	7,364

Auto Components 0.45%
Toyota Industries Corp.	52,100	2,260

Automobiles 0.29%
Mazda Motor Corp.	97,400	1,484

Banks 2.93%
Mitsubishi UFJ Financial Group, Inc.	1,572,600	7,257
Sumitomo Mitsui Financial Group, Inc.	170,000	5,116
Sumitomo Mitsui Trust Holdings, Inc.	810,000	2,490
		14,863
		U.S. $
		Fair Value
Investments	Shares	(000)
Chemicals 2.24%
Asahi Kasei Corp.	796,486	$5,450
Mitsubishi Chemical Holdings Corp.	700,600	3,656
Teijin Ltd.	619,000	2,216
		11,322

Construction & Engineering 0.74%
Shimizu Corp.	415,000	3,719

Diversified Financial Services 1.03%
ORIX Corp.	367,300	5,195

Electrical Equipment 0.76%
Fuji Electric Co., Ltd.	906,000	3,855

Food & Staples Retailing 1.02%
Seven & i Holdings Co., Ltd.	127,100	5,186

Household Durables 0.40%
Sony Corp.	84,400	2,044

Information Technology Services 0.89%
SCSK Corp.	124,800	4,527

Insurance 1.39%
MS&AD Insurance Group Holdings, Inc.	97,100	2,565
Tokio Marine Holdings, Inc.	136,300	4,460
		7,025

Machinery 2.09%
FANUC Corp.	15,000	2,216
IHI Corp.	1,114,000	2,416
Kawasaki Heavy
Industries Ltd.	1,307,000	3,665
Mitsubishi Heavy Industries Ltd.	647,000	2,300
		10,597

Metals & Mining 0.64%
JFE Holdings, Inc.	168,800	2,369
Nippon Steel & Sumitomo Metal Corp.	41,000	853
		3,222

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

INTERNATIONAL CORE EQUITY FUND April 30, 2016

		U.S. $
		Fair Value
Investments	Shares	(000)
Japan (continued)

Real Estate Management & Development 0.82%
Daito Trust Construction Co., Ltd.	24,800	$3,508
Nomura Real Estate Holdings, Inc.	35,900	656
		4,164

Road & Rail 1.14%
Central Japan Railway Co.	33,000	5,781

Technology Hardware, Storage & Peripherals 1.39%
Canon, Inc.	169,300	4,734
Seiko Epson Corp.	141,000	2,311
		7,045

Trading Companies & Distributors 0.92%
ITOCHU Corp.	365,500	4,645

Wireless Telecommunication Services 2.12%
NTT DOCOMO, Inc.	172,900	4,147
SoftBank Group Corp.	122,500	6,587
		10,734
Total Japan		115,032

Mexico 0.30%

Consumer Finance
Gentera SAB de CV	777,015	1,546

Netherlands 3.60%

Banks 0.40%
ING Groep NV CVA	164,405	2,015

Food & Staples Retailing 1.30%
Koninklijke Ahold NV	301,241	6,559

Industrial Conglomerates 0.47%
Koninklijke Philips NV	87,067	2,392

Insurance 0.42%
NN Group NV	61,878	2,148
		U.S. $
		Fair Value
Investments	Shares	(000)
Oil, Gas & Consumable Fuels 1.01%
Royal Dutch Shell plc B Shares	195,106	$5,123
Total Netherlands		18,237

Norway 0.14%

Metals & Mining
Norsk Hydro ASA	167,482	729

Philippines 0.29%

Diversified Financial Services
Metro Pacific Investments Corp.	11,852,800	1,466

Singapore 1.62%

Food Products 0.35%
Golden Agri-Resources Ltd.	6,061,300	1,798

Real Estate Investment Trusts 0.66%
Ascendas Real Estate Investment Trust	1,825,400	3,331

Transportation Infrastructure 0.61%
Hutchison Port Holdings Trust Unit	6,910,500	3,068
Total Singapore		8,197

South Africa 0.45%

Oil, Gas & Consumable Fuels
Sasol Ltd.	70,466	2,305

South Korea 0.49%

Biotechnology
Celltrion, Inc.*	28,329	2,493

Spain 2.59%

Banks 1.33%
Banco Bilbao Vizcaya Argentaria SA	458,090	3,148
Banco Santander SA	712,767	3,619
		6,767

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL CORE EQUITY FUND April 30, 2016

		U.S. $
		Fair Value
Investments	Shares	(000)
Spain (continued)

Oil, Gas & Consumable Fuels 1.26%
Repsol SA	483,571	$6,372
Total Spain		13,139

Switzerland 4.09%

Insurance 1.32%
Swiss Re AG	75,184	6,682

Pharmaceuticals 2.77%
Roche Holding AG	55,572	14,060
Total Switzerland		20,742

Taiwan 0.96%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co., Ltd.	1,057,000	4,856

United Kingdom 15.94%

Aerospace & Defense 0.29%
Meggitt plc	246,243	1,481

Air Freight & Logistics 0.39%
Royal Mail plc	276,037	1,966

Auto Components 1.08%
GKN plc	1,342,115	5,477

Banks 1.85%
HSBC Holdings plc	1,214,411	8,048
Lloyds Banking Group plc	1,350,325	1,325
		9,373

Diversified Telecommunication Services 1.22%
BT Group plc	957,248	6,205

Energy Equipment & Services 0.37%
Petrofac Ltd.	151,735	1,880

Food & Staples Retailing 0.38%
J Sainsbury plc	449,432	1,901
		U.S. $
		Fair Value
Investments	Shares	(000)
Household Durables 1.05%
Barratt Developments plc	118,046	$919
Berkeley Group Holdings plc	100,230	4,392
		5,311

Insurance 0.31%
Aviva plc	248,110	1,572

Media 1.42%
ITV plc	606,052	1,998
RELX plc	131,737	2,334
WPP plc	122,333	2,858
		7,190

Metals & Mining 0.45%
Anglo American plc	203,683	2,278

Multi-Utilities 0.96%
National Grid plc	341,724	4,876

Pharmaceuticals 2.12%
AstraZeneca plc	187,206	10,741

Tobacco 3.19%
British American Tobacco plc	165,392	10,084
Imperial Brands plc	111,388	6,057
		16,141

Trading Companies & Distributors 0.86%
Ashtead Group plc	327,084	4,350
Total United Kingdom		80,742

United States 1.66%

Hotels, Restaurants & Leisure
Carnival plc	168,165	8,388
Total Common Stocks
(cost $498,860,237)		500,575

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

INTERNATIONAL CORE EQUITY FUND April 30, 2016

	Principal Amount	U.S. $ Fair Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 1.68%

Repurchase Agreement
Repurchase Agreement dated 4/29/2016, 0.03% due 5/2/2016 with Fixed Income Clearing Corp. collateralized by $8,650,000 of U.S. Treasury Note at 0.50% due 11/30/2016; value: $8,660,813; proceeds: $8,489,852 (cost $8,489,831)	$8,490	$8,490
Total Investments in Securities 100.50% (cost $507,350,068)		509,065
Liabilities in Excess of Other Assets(a) (0.50)%		(2,528)
Net Assets 100.00%		$506,537

ADR	American Depositary Receipt.
Unit	More than one class of securities traded together.
*	Non-income producing security.
(a)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL CORE EQUITY FUND April 30, 2016

Open Forward Foreign Currency Exchange Contracts at April 30, 2016:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Australian dollar	Buy	State Street Bank and Trust	6/20/2016	17,336,000	$12,369,409	$13,155,394	$785,985
Brazilian real	Buy	Morgan Stanley	7/11/2016	7,330,000	1,879,198	2,085,440	206,242
British pound	Buy	J.P. Morgan	6/6/2016	4,950,000	7,133,271	7,233,242	99,971
British pound	Buy	Morgan Stanley	5/19/2016	1,300,000	1,886,242	1,899,567	13,325
British pound	Buy	State Street Bank and Trust	6/6/2016	1,020,000	1,477,641	1,490,486	12,845
British pound	Buy	UBS AG	5/19/2016	570,000	824,999	832,887	7,888
British pound	Buy	UBS AG	5/19/2016	26,925,000	38,325,799	39,342,959	1,017,160
Canadian dollar	Buy	State Street Bank and Trust	8/15/2016	3,272,000	2,581,629	2,607,792	26,163
Danish krone	Buy	State Street Bank and Trust	6/16/2016	121,500,000	18,565,009	18,717,734	152,725
Danish krone	Buy	State Street Bank and Trust	6/16/2016	8,400,000	1,230,476	1,294,066	63,590
euro	Buy	Citibank	6/16/2016	1,310,000	1,492,242	1,501,996	9,754
euro	Buy	Goldman Sachs	6/16/2016	2,920,000	3,308,629	3,347,960	39,331
euro	Buy	J.P. Morgan	6/16/2016	4,085,000	4,614,819	4,683,704	68,885
euro	Buy	J.P. Morgan	6/16/2016	2,700,000	3,004,589	3,095,716	91,127
euro	Buy	Morgan Stanley	6/16/2016	1,590,000	1,804,001	1,823,033	19,032
Israeli new shekel	Buy	J.P. Morgan	6/20/2016	15,855,000	4,125,095	4,246,963	121,868
Japanese yen	Buy	Citibank	6/20/2016	786,000,000	6,902,081	7,396,195	494,114
Japanese yen	Buy	Standard Chartered Bank	6/20/2016	586,300,000	4,966,626	5,517,035	550,409
Japanese yen	Buy	State Street Bank and Trust	6/20/2016	245,000,000	2,168,069	2,305,430	137,361
Japanese yen	Buy	UBS AG	6/20/2016	410,000,000	3,649,589	3,858,066	208,477
Swedish krona	Buy	Bank of America	8/15/2016	26,100,000	3,231,143	3,262,475	31,332
Swedish krona	Buy	Bank of America	8/15/2016	14,520,000	1,777,786	1,814,986	37,200
Swedish krona	Buy	State Street Bank and Trust	8/15/2016	16,311,000	2,015,227	2,038,859	23,632
Swedish krona	Buy	State Street Bank and Trust	8/15/2016	17,380,000	2,159,761	2,172,483	12,722
Swedish krona	Buy	State Street Bank and Trust	8/15/2016	15,440,000	1,907,322	1,929,985	22,663
Swiss franc	Buy	Morgan Stanley	5/19/2016	2,525,000	2,503,988	2,633,874	129,886
Swiss franc	Buy	Standard Chartered Bank	5/19/2016	12,915,000	12,878,561	13,471,877	593,316
Swiss franc	Buy	Standard Chartered Bank	5/19/2016	1,255,000	1,243,179	1,309,114	65,935
Swiss franc	Buy	State Street Bank and Trust	6/20/2016	9,110,000	9,244,226	9,516,140	271,914
British pound	Sell	Morgan Stanley	5/19/2016	1,030,000	1,507,378	1,505,042	2,336
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$5,317,188

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

INTERNATIONAL CORE EQUITY FUND April 30, 2016

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Australian dollar	Buy	J.P. Morgan	6/20/2016	3,340,000	$2,578,882	$2,534,553	$(44,329)
Australian dollar	Sell	J.P. Morgan	6/20/2016	1,990,000	1,495,578	1,510,108	(14,530)
Brazilian real	Sell	Morgan Stanley	7/11/2016	7,330,000	1,946,104	2,085,440	(139,336)
British pound	Sell	Bank of America	5/19/2016	1,260,000	1,840,983	1,841,119	(136)
British pound	Sell	J.P. Morgan	5/19/2016	850,000	1,218,199	1,242,025	(23,826)
British pound	Sell	J.P. Morgan	6/6/2016	1,415,000	1,992,688	2,067,684	(74,996)
British pound	Sell	Morgan Stanley	5/19/2016	1,520,000	2,173,361	2,221,032	(47,671)
British pound	Sell	Morgan Stanley	5/19/2016	1,370,000	1,966,413	2,001,852	(35,439)
British pound	Sell	State Street Bank and Trust	5/19/2016	22,065,000	31,755,176	32,241,500	(486,324)
British pound	Sell	State Street Bank and Trust	5/19/2016	700,000	990,471	1,022,844	(32,373)
British pound	Sell	State Street Bank and Trust	6/6/2016	1,060,000	1,545,475	1,548,937	(3,462)
British pound	Sell	State Street Bank and Trust	6/6/2016	680,000	977,333	993,657	(16,324)
Canadian dollar	Sell	Standard Chartered Bank	8/15/2016	7,047,000	5,467,122	5,616,476	(149,354)
Danish krone	Sell	Goldman Sachs	6/16/2016	129,900,000	19,586,168	20,011,800	(425,632)
euro	Sell	Goldman Sachs	6/16/2016	11,400,000	12,815,682	13,070,803	(255,121)
euro	Sell	J.P. Morgan	6/16/2016	4,070,000	4,497,245	4,666,506	(169,261)
euro	Sell	Morgan Stanley	6/16/2016	1,150,000	1,270,826	1,318,546	(47,720)
euro	Sell	Morgan Stanley	6/16/2016	3,650,000	4,071,118	4,184,950	(113,832)
euro	Sell	Morgan Stanley	6/16/2016	450,000	504,580	515,953	(11,373)
euro	Sell	Morgan Stanley	6/16/2016	1,085,000	1,224,777	1,244,019	(19,242)
euro	Sell	Morgan Stanley	6/16/2016	3,650,000	3,989,274	4,184,950	(195,676)
euro	Sell	Morgan Stanley	6/16/2016	3,700,000	4,186,970	4,242,278	(55,308)
euro	Sell	Standard Chartered Bank	6/16/2016	1,250,000	1,365,644	1,433,202	(67,558)
euro	Sell	Standard Chartered Bank	6/16/2016	1,330,000	1,465,905	1,524,927	(59,022)
euro	Sell	State Street Bank and Trust	6/16/2016	1,700,000	1,850,737	1,949,155	(98,418)
euro	Sell	State Street Bank and Trust	6/16/2016	590,000	658,644	676,471	(17,827)
euro	Sell	State Street Bank and Trust	6/16/2016	6,650,000	7,579,537	7,624,635	(45,098)
euro	Sell	State Street Bank and Trust	6/16/2016	2,690,000	3,043,977	3,084,251	(40,274)
euro	Sell	State Street Bank and Trust	6/16/2016	7,050,000	7,960,155	8,083,260	(123,105)
Israeli new shekel	Sell	Citibank	6/20/2016	15,855,000	4,070,148	4,246,963	(176,815)
Japanese yen	Sell	J.P. Morgan	6/20/2016	766,500,000	6,886,352	7,212,702	(326,350)
Japanese yen	Sell	Morgan Stanley	6/20/2016	572,670,000	5,151,831	5,388,777	(236,946)
Japanese yen	Sell	Morgan Stanley	6/20/2016	284,500,000	2,533,181	2,677,121	(143,940)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(3,696,618)

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL CORE EQUITY FUND April 30, 2016

The following is a summary of the inputs used as of April 30, 2016 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks
Australia	$—	$21,689	$—	$21,689
Austria	—	2,729	—	2,729
Belgium	—	12,749	—	12,749
Canada	4,957	—	—	4,957
China	5,073	—	—	5,073
Denmark	—	5,247	—	5,247
Finland	—	5,598	—	5,598
France	—	75,757	—	75,757
Germany	—	60,614	—	60,614
Hong Kong	—	7,894	—	7,894
Ireland	—	6,827	—	6,827
Israel	3,678	—	—	3,678
Italy	—	9,891	—	9,891
Japan	—	115,032	—	115,032
Mexico	1,546	—	—	1,546
Netherlands	—	18,237	—	18,237
Norway	—	729	—	729
Philippines	—	1,466	—	1,466
Singapore	—	8,197	—	8,197
South Africa	—	2,305	—	2,305
South Korea	—	2,493	—	2,493
Spain	—	13,139	—	13,139
Switzerland	—	20,742	—	20,742
Taiwan	—	4,856	—	4,856
United Kingdom	—	80,742	—	80,742
United States	—	8,388	—	8,388
Repurchase Agreement	—	8,490	—	8,490
Total	$15,254	$493,811	$—	$509,065
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$5,317	$—	$5,317
Liabilities	—	(3,697)	—	(3,697)
Total	$—	$1,620	$—	$1,620

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	As of April 30, 2016, the Fund utilized adjusted valuations for the majority of foreign securities (as described in Note 2(a)), which resulted in Level 2 inputs. As of October 31 2015, the Fund utilized the last sale or official closing price on the exchange or system on which the foreign equity securities are principally traded, which resulted in Level 1 inputs for all foreign equity securities. For the period ended April 30, 2016, the total securities transferred from Level 1 to Level 2 amounted to $199,568,908.

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2016

		U.S. $
		Fair Value
Investments	Shares	(000)
LONG-TERM INVESTMENTS 96.49%
COMMON STOCKS 95.16%

Australia 7.55%

Banks 1.87%
National Australia Bank Ltd.	1,479,882	$30,361

Commercial Services & Supplies 0.54%
Spotless Group
Holdings Ltd.	8,973,000	8,794

Electric: Utilities 1.46%
AusNet Services	20,371,562	23,699

Food & Staples Retailing 0.68%
Woolworths Ltd.	665,099	11,130

Metals & Mining 0.80%
BHP Billiton Ltd.	830,748	12,974

Personal Products 0.83%
Asaleo Care Ltd.	9,065,231	13,505

Real Estate Investment Trusts 1.37%
Mirvac Group	15,680,356	22,185
Total Australia		122,648

Belgium 2.51%

Air Freight & Logistics 1.23%
bpost SA	709,967	20,049

Beverages 1.28%
Anheuser-Busch InBev NV	167,090	20,728
Total Belgium		40,777

Brazil 0.87%

Independent Power & Renewable Electricity Producers
AES Tiete Energia SA Unit	3,462,700	14,216
		U.S. $
		Fair Value
Investments	Shares	(000)
Canada 10.88%

Oil, Gas & Consumable Fuels 9.23%
ARC Resources Ltd.	1,836,100	$30,980
Crescent Point Energy Corp.	2,394,552	40,345
Freehold Royalties Ltd.	929,440	9,274
Pembina Pipeline Corp.	666,900	20,033
TransCanada Corp.	453,500	18,831
Whitecap Resources, Inc.	4,070,800	30,530
		149,993

Real Estate Investment Trusts 1.65%
RioCan Real Estate Investment Trust	1,232,700	26,802
Total Canada		176,795

China 2.34%

Banks 1.26%
Bank of China Ltd. H Shares	50,653,000	20,509

Real Estate Management & Development 1.08%
Longfor Properties Co., Ltd.	12,463,800	17,486
Total China		37,995

France 7.52%

Banks 1.00%
BNP Paribas SA	305,945	16,202

Diversified Telecommunication Services 1.55%
Orange SA	1,516,119	25,189

Insurance 0.96%
AXA SA	616,563	15,568

Media 1.12%
Vivendi SA	946,992	18,192

Oil, Gas & Consumable Fuels 1.50%
Total SA ADR	481,900	24,456

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2016

		U.S. $
		Fair Value
Investments	Shares	(000)
France (continued)

Real Estate Investment Trusts 1.39%
Klepierre	480,727	$22,610
Total France		122,217

Germany 3.39%

Chemicals 0.40%
BASF SE	78,174	6,523

Diversified Telecommunication Services 1.35%
Deutsche Telekom AG Registered Shares	1,250,809	21,956

Industrial Conglomerates 0.66%
Siemens AG Registered Shares	103,034	10,782

Media 0.40%
ProSiebenSat.1 Media SE	126,005	6,437

Wireless Telecommunication Services 0.58%
Freenet AG	308,254	9,436
Total Germany		55,134

Hong Kong 2.18%

Communications Equipment 0.86%
VTech Holdings Ltd.	1,353,300	13,970

Industrial Conglomerates 1.32%
CK Hutchison Holdings Ltd.	1,792,900	21,450
Total Hong Kong		35,420

India 0.85%

Thrifts & Mortgage Finance
Indiabulls Housing Finance Ltd.	1,323,718	13,799

Indonesia 0.71%

Banks
PT Bank Negara Indonesia (Persero) Tbk	33,565,200	11,621
		U.S. $
		Fair Value
Investments	Shares	(000)
Israel 1.23%

Diversified Telecommunication Services
Bezeq The Israeli Telecommunication Corp., Ltd.	9,510,133	$20,042

Italy 2.40%

Gas Utilities
Snam SpA	6,390,834	39,083

Japan 4.86%

Airlines 1.06%
Japan Airlines Co., Ltd.	476,800	17,162

Automobiles 1.02%
Nissan Motor Co., Ltd.	1,859,900	16,505

Banks 1.69%
Aozora Bank Ltd.	3,455,400	12,260
Sumitomo Mitsui Financial Group, Inc.	508,300	15,295
		27,555

Real Estate Management & Development 1.09%
Nomura Real Estate Holdings, Inc.	968,300	17,696
Total Japan		78,918

Macau 1.90%

Hotels, Restaurants & Leisure
Sands China Ltd.	7,607,600	27,103
Wynn Macau Ltd.	2,626,000	3,734
Total Macau		30,837

Netherlands 2.64%

Insurance 0.77%
Aegon NV	2,183,264	12,552

Oil, Gas & Consumable Fuels 1.87%
Royal Dutch Shell plc Class A ADR	573,066	30,310
Total Netherlands		42,862

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2016

		U.S. $
		Fair Value
Investments	Shares	(000)
New Zealand 3.62%

Airlines 0.65%
Air New Zealand Ltd.	6,125,815	$10,511

Construction Materials 1.10%
Fletcher Building Ltd.	3,086,116	17,940

Diversified Telecommunication Services 1.87%
Spark New Zealand Ltd.	11,775,361	30,449
Total New Zealand		58,900

Russia 1.46%

Oil, Gas & Consumable Fuels
Lukoil PJSC ADR	557,936	23,772

Singapore 2.25%

Real Estate Investment Trusts
Ascendas Real Estate Investment Trust	9,533,400	17,399
Mapletree Logistics Trust	23,905,500	19,165
		36,564
South Africa 0.65%

Capital Markets
Coronation Fund Managers Ltd.	2,029,135	10,543

South Korea 0.70%

Wireless Telecommunication Services
SK Telecom Co., Ltd.	62,661	11,379

Spain 3.39%

Diversified Financial Services 1.07%
Bolsas y Mercados Espanoles, SHMFS, SA	516,254	17,504

Gas Utilities 2.32%
Enagas SA	1,233,871	37,670
Total Spain		55,174
		U.S. $
		Fair Value
Investments	Shares	(000)
Sweden 1.45%

Diversified Telecommunication Services 0.15%
Telia Co. AB	511,068	$2,444

Machinery 1.30%
Volvo AB B Shares	1,794,939	21,049
Total Sweden		23,493

Switzerland 2.24%

Food Products 0.69%
Nestle SA Registered Shares	150,865	11,260

Pharmaceuticals 1.55%
Roche Holding AG	99,225	25,105
Total Switzerland		36,365

Taiwan 1.39%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co., Ltd.	4,907,000	22,545

Turkey 0.77%
Automobiles
Tofas Turk Otomobil Fabrikasi AS	1,588,756	12,570

United Kingdom 25.41%

Aerospace & Defense 1.43%
BAE Systems plc	3,318,595	23,153

Banks 2.04%
Barclays plc	4,290,898	10,773
HSBC Holdings plc	3,380,550	22,403
		33,176

Capital Markets 1.65%
Aberdeen Asset Management plc	2,727,405	11,932
Jupiter Fund Management plc	2,406,787	14,838
		26,770

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2016

		U.S. $
		Fair Value
Investments	Shares	(000)
United Kingdom (continued)

Electric: Utilities 1.76%
SSE plc	1,291,879	$28,542

Household Durables 1.20%
Berkeley Group Holdings plc	445,959	19,542

Insurance 1.84%
Lancashire Holdings Ltd.	1,173,851	9,435
Prudential plc	1,039,667	20,523
		29,958

Media 1.36%
ITV plc	6,691,614	22,057

Metals & Mining 2.56%
Rio Tinto plc ADR	1,237,867	41,667

Multi-Utilities 2.54%
National Grid plc	2,889,058	41,223

Oil, Gas & Consumable Fuels 1.07%
BP plc	3,163,558	17,429

Personal Products 1.35%
Unilever plc	491,659	21,968

Pharmaceuticals 2.87%
AstraZeneca plc	373,265	21,415
GlaxoSmithKline plc	1,178,674	25,191
		46,606

Tobacco 2.29%
Imperial Brands plc	683,945	37,188

Wireless Telecommunication Services 1.45%
Vodafone Group plc	7,328,345	23,611
Total United Kingdom		412,890
Total Common Stocks
(cost $1,629,449,080)		1,546,559
		U.S. $
	Principal	Fair Value
Investments	Amount	(000)
CORPORATE BOND 1.33%

Spain

Banks
Banco Popular Espanol SA (a) (cost $27,368,751)	$19,000,000	$21,664
Total Long-Term Investments (cost $1,656,817,831)		1,568,223

	Principal
	Amount
	(000)
SHORT–TERM INVESTMENT 0.31%

Repurchase Agreement
Repurchase Agreement dated 4/29/2016, 0.03% due 5/2/2016 with Fixed Income Clearing Corp. collateralized by $5,120,000 of U.S. Treasury Note at 0.50% due 11/30/2016; value: $5,126,400; proceeds: $5,024,243 (cost $5,024,231)	5,024	5,024
Total Investments in Securities 96.80% (cost $1,661,842,062)		1,573,247
Foreign Cash and Other Assets in Excess of Liabilities(b) 3.20%		51,948
Net Assets 100.00%		$1,625,195

ADR	American Depositary Receipt.
Unit	More than one class of securities traded together.
(a)	The security has an interest rate of 11.50%, is perpetual in nature and has no stated maturity.
(b)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2016

Open Forward Foreign Currency Exchange Contracts at April 30, 2016:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Australian dollar	Buy	J.P. Morgan	6/20/2016	4,525,000	$3,430,747	$3,433,789	$3,042
Australian dollar	Buy	J.P. Morgan	6/20/2016	4,500,000	3,338,805	3,414,817	76,012
Australian dollar	Buy	Standard Chartered Bank	6/20/2016	81,400,000	58,040,235	61,770,252	3,730,017
Australian dollar	Buy	Standard Chartered Bank	6/20/2016	4,660,000	3,288,753	3,536,233	247,480
Australian dollar	Buy	Standard Chartered Bank	6/20/2016	7,500,000	5,360,288	5,691,362	331,074
Australian dollar	Buy	Standard Chartered Bank	6/20/2016	2,550,000	1,919,524	1,935,063	15,539
Australian dollar	Buy	Standard Chartered Bank	6/20/2016	4,900,000	3,642,734	3,718,357	75,623
Australian dollar	Buy	Standard Chartered Bank	6/20/2016	9,500,000	6,781,980	7,209,059	427,079
Australian dollar	Buy	State Street Bank and Trust	6/20/2016	175,200,000	125,006,952	132,950,223	7,943,271
British pound	Buy	J.P. Morgan	5/19/2016	5,100,000	7,197,677	7,452,148	254,471
British pound	Buy	J.P. Morgan	5/19/2016	8,900,000	12,601,771	13,004,729	402,958
British pound	Buy	Morgan Stanley	5/19/2016	8,265,000	11,750,689	12,076,864	326,175
British pound	Buy	Morgan Stanley	5/19/2016	6,500,000	9,431,210	9,497,836	66,626
British pound	Buy	Morgan Stanley	5/19/2016	3,185,000	4,604,435	4,653,940	49,505
British pound	Buy	Standard Chartered Bank	5/19/2016	6,950,000	9,839,636	10,155,378	315,742
British pound	Buy	State Street Bank and Trust	5/19/2016	4,275,000	6,245,625	6,246,654	1,029
British pound	Buy	State Street Bank and Trust	5/19/2016	1,770,000	2,500,012	2,586,334	86,322
British pound	Buy	UBS AG	5/19/2016	3,719,000	5,381,973	5,434,223	52,250
British pound	Buy	UBS AG	5/19/2016	3,075,000	4,450,650	4,493,207	42,557
Canadian dollar	Buy	J.P. Morgan	6/20/2016	37,200,000	27,200,319	29,648,758	2,448,439
Canadian dollar	Buy	Standard Chartered Bank	6/20/2016	55,200,000	39,291,053	43,994,931	4,703,878
euro	Buy	J.P. Morgan	6/16/2016	3,510,000	3,982,548	4,024,431	41,883
euro	Buy	Morgan Stanley	6/16/2016	3,190,000	3,641,565	3,657,532	15,967
euro	Buy	State Street Bank and Trust	6/16/2016	4,800,000	5,470,944	5,503,496	32,552
euro	Buy	State Street Bank and Trust	6/16/2016	4,220,000	4,710,976	4,838,490	127,514
euro	Buy	State Street Bank and Trust	6/16/2016	5,850,000	6,643,400	6,707,386	63,986
euro	Buy	State Street Bank and Trust	6/16/2016	5,277,000	5,958,261	6,050,406	92,145
euro	Buy	State Street Bank and Trust	6/16/2016	8,535,000	9,745,442	9,785,904	40,462
Japanese yen	Buy	Deutsche Bank AG	6/20/2016	815,000,000	7,534,237	7,669,083	134,846
Norwegian krone	Buy	Barclays Bank plc	6/6/2016	104,400,000	11,969,653	12,964,093	994,440
South African rand	Buy	J.P. Morgan	7/25/2016	553,000,000	35,300,149	38,215,284	2,915,135
South African rand	Buy	Morgan Stanley	7/25/2016	55,260,000	3,661,533	3,818,764	157,231
Swiss franc	Buy	Goldman Sachs	6/20/2016	7,380,000	7,452,630	7,709,013	256,383
Swiss franc	Buy	J.P. Morgan	6/20/2016	9,825,000	10,169,508	10,263,016	93,508

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2016

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Swiss franc	Buy	Morgan Stanley	6/20/2016	7,700,000	$7,833,263	$8,043,280	$210,017
Swiss franc	Buy	State Street Bank and Trust	6/20/2016	1,925,000	1,941,023	2,010,820	69,797
Australian dollar	Sell	J.P. Morgan	6/20/2016	19,270,000	15,010,625	14,623,007	387,618
Australian dollar	Sell	J.P. Morgan	6/20/2016	6,220,000	4,729,025	4,720,036	8,989
Australian dollar	Sell	Standard Chartered Bank	6/20/2016	8,110,000	6,194,815	6,154,260	40,555
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$27,282,117

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Australian dollar	Buy	J.P. Morgan	6/20/2016	5,820,000	$4,472,900	$4,416,497	$(56,403)
Australian dollar	Buy	J.P. Morgan	6/20/2016	2,660,000	2,031,568	2,018,536	(13,032)
British pound	Buy	Morgan Stanley	5/19/2016	1,810,000	2,648,887	2,644,782	(4,105)
British pound	Buy	Standard Chartered Bank	5/19/2016	9,150,000	13,377,117	13,370,031	(7,086)
Australian dollar	Sell	Bank of America	6/20/2016	4,885,000	3,615,814	3,706,974	(91,160)
Australian dollar	Sell	J.P. Morgan	6/20/2016	6,300,000	4,484,714	4,780,744	(296,030)
Australian dollar	Sell	J.P. Morgan	6/20/2016	11,050,000	7,860,038	8,385,274	(525,236)
British pound	Sell	Barclays Bank plc	6/6/2016	33,200,000	47,778,784	48,513,863	(735,079)
British pound	Sell	Morgan Stanley	5/19/2016	3,500,000	4,850,430	5,114,219	(263,789)
British pound	Sell	Standard Chartered Bank	5/19/2016	10,750,000	15,368,587	15,707,959	(339,372)
British pound	Sell	Standard Chartered Bank	6/6/2016	2,330,000	3,243,389	3,404,738	(161,349)
British pound	Sell	State Street Bank and Trust	5/19/2016	137,044,000	197,228,928	200,249,451	(3,020,523)
British pound	Sell	UBS AG	5/19/2016	3,560,000	5,073,089	5,201,892	(128,803)
Canadian dollar	Sell	Citibank	6/20/2016	10,400,000	8,149,416	8,288,900	(139,484)
Canadian dollar	Sell	J.P. Morgan	6/20/2016	6,750,000	5,195,093	5,379,815	(184,722)
euro	Sell	J.P. Morgan	6/16/2016	56,000,000	61,426,960	64,207,453	(2,780,493)
euro	Sell	Standard Chartered Bank	6/16/2016	7,290,000	8,266,899	8,358,435	(91,536)
euro	Sell	Standard Chartered Bank	6/16/2016	5,200,000	5,676,712	5,962,121	(285,409)
Israeli new shekel	Sell	Citibank	6/20/2016	29,885,000	7,671,798	8,005,076	(333,278)
Japanese yen	Sell	Morgan Stanley	6/20/2016	541,500,000	4,765,812	5,095,470	(329,658)
Japanese yen	Sell	Morgan Stanley	6/20/2016	8,770,000,000	77,485,819	82,524,974	(5,039,155)
New Zealand dollar	Sell	Bank of America	7/29/2016	7,530,000	5,028,368	5,234,407	(206,039)
New Zealand dollar	Sell	J.P. Morgan	7/29/2016	6,000,000	4,098,369	4,170,842	(72,473)
South African rand	Sell	Deutsche Bank AG	7/25/2016	75,110,000	4,840,850	5,190,506	(349,656)
South African rand	Sell	Deutsche Bank AG	7/25/2016	60,030,000	3,791,754	4,148,397	(356,643)
South African rand	Sell	J.P. Morgan	7/25/2016	34,330,000	2,159,767	2,372,388	(212,621)
South African rand	Sell	State Street Bank and Trust	7/25/2016	21,100,000	1,341,628	1,458,124	(116,496)
Swiss franc	Sell	State Street Bank and Trust	6/20/2016	45,665,000	46,337,825	47,700,826	(1,363,001)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(17,502,631)

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2016

The following is a summary of the inputs used as of April 30, 2016 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)	(000)	(000)	(000)	(000)
Common Stocks(3)
Australia	$—	$122,648	$—	$122,648
Belgium	—	40,777	—	40,777
Brazil	14,216	—	—	14,216
Canada	176,795	—	—	176,795
China	—	37,995	—	37,995
France	24,456	97,761	—	122,217
Germany	6,523	48,611	—	55,134
Hong Kong	—	35,420	—	35,420
India	—	13,799	—	13,799
Indonesia	—	11,621	—	11,621
Israel	—	20,042	—	20,042
Italy	—	39,083	—	39,083
Japan	—	78,918	—	78,918
Macau	—	30,837	—	30,837
Netherlands	30,310	12,552	—	42,862
New Zealand	—	58,900	—	58,900
Russia	—	23,772	—	23,772
Singapore	—	36,564	—	36,564
South Africa	—	10,543	—	10,543
South Korea	—	11,379	—	11,379
Spain	—	55,174	—	55,174
Sweden	—	23,493	—	23,493
Switzerland	—	36,365	—	36,365
Taiwan	—	22,545	—	22,545
Turkey	—	12,570	—	12,570
United Kingdom	41,667	371,223	—	412,890
Corporate Bond	—	21,664	—	21,664
Repurchase Agreement	—	5,024	—	5,024
Total	$293,967	$1,279,280	$—	$1,573,247
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$27,282	$—	$27,282
Liabilities	—	(17,503)	—	(17,503)
Total	$—	$9,779	$—	$9,779

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	As of April 30, 2016, the Fund utilized adjusted valuations for the majority of foreign securities (as described in Note 2(a)), which resulted in Level 2 inputs. As of October 31 2015, the Fund utilized the last sale or official closing price on the exchange or system on which the foreign equity securities are principally traded, which resulted in Level 1 inputs for all foreign equity securities. For the period ended April 30, 2016, the total securities transferred from Level 1 to Level 2 amounted to $1,432,368,684.

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2016

		U.S. $
		Fair Value
Investments	Shares	(000)
COMMON STOCKS 95.38%

Australia 5.12%

Beverages 0.73%
Treasury Wine Estates Ltd.	629,826	$4,435

Commercial Services & Supplies 1.15%
Spotless Group Holdings Ltd.	7,178,541	7,036

Electric: Utilities 1.06%
AusNet Services	5,556,817	6,464

Hotels, Restaurants & Leisure 0.64%
Mantra Group Ltd.	1,408,756	3,943

Real Estate Investment Trusts 1.54%
Charter Hall Group	2,598,094	9,413
Total Australia		31,291

Austria 0.47%

Semiconductors & Semiconductor Equipment
ams AG	108,473	2,874

Canada 4.71%

Electric: Utilities 1.09%
Emera, Inc.	183,500	6,650

Metals & Mining 0.67%
HudBay Minerals, Inc.	819,966	4,091

Oil, Gas & Consumable Fuels 2.50%
Africa Oil Corp.*	1,053,384	1,837
Canacol Energy Ltd.*	974,600	3,130
Vermilion Energy, Inc.	140,100	4,818
Whitecap Resources, Inc.	734,300	5,507
		15,292

Paper & Forest Products 0.45%
Interfor Corp.*	316,109	2,749
Total Canada		28,782
		U.S. $
		Fair Value
Investments	Shares	(000)
Finland 2.66%

Leisure Product 1.54%
Amer Sports OYJ	317,417	$9,397

Trading Companies & Distributors 1.12%
Cramo OYJ	342,279	6,859
Total Finland		16,256

France 4.27%

Commercial Services & Supplies 1.49%
Elior Group †	422,268	9,077

Information Technology Services 1.45%
Altran Technologies SA	595,394	8,837

Life Sciences Tools & Services 0.29%
Genfit*	51,980	1,772

Real Estate Management & Development 1.04%
Nexity SA	118,798	6,368
Total France		26,054

Germany 3.92%

Internet Software & Services 0.75%
XING AG	24,001	4,556

Life Sciences Tools & Services 1.48%
Gerresheimer AG	92,565	6,904
MorphoSys AG*	43,213	2,168
		9,072

Machinery 0.75%
Deutz AG	894,146	4,571

Real Estate Management & Development 0.94%
Patrizia Immobilien AG*	248,611	5,766
Total Germany		23,965

Hong Kong 2.86%

Communications Equipment 0.58%
VTech Holdings Ltd.	341,800	3,528

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2016

		U.S. $
		Fair Value
Investments	Shares	(000)
Hong Kong (continued)

Diversified Telecommunication Services 1.03%
HKBN Ltd.	5,127,206	$6,305

Energy Equipment & Services 0.12%
Hilong Holding Ltd.	6,298,900	727

Household Durables 1.13%
Techtronic Industries Co., Ltd.	1,844,000	6,913
Total Hong Kong		17,473

India 1.32%

Information Technology Services 0.23%
Vakrangee Ltd.	466,840	1,390

Thrifts & Mortgage Finance 1.09%
Dewan Housing Finance Corp., Ltd.	2,230,984	6,647
Total India		8,037

Indonesia 1.26%

Banks 1.09%
Bank Tabungan Negara Persero Tbk PT	49,925,804	6,639

Consumer Finance 0.17%
PT Clipan Finance Indonesia Tbk*	52,233,850	1,034
Total Indonesia		7,673

Ireland 7.41%

Beverages 1.18%
C&C Group plc	1,587,147	7,178

Food Products 1.11%
Greencore Group plc	1,283,775	6,775

Health Care Providers & Services 1.66%
UDG Healthcare plc	1,131,190	10,131

Household Durables 1.39%
Cairn Homes plc*	6,629,700	8,502
		U.S. $
		Fair Value
Investments	Shares	(000)
Real Estate Investment Trusts 0.87%
Hibernia REIT plc	3,584,919	$5,291

Trading Companies & Distributors 1.20%
Grafton Group plc Unit	727,873	7,360
Total Ireland		45,237

Israel 1.35%

Chemicals
Frutarom Industries Ltd.	159,037	8,270

Italy 5.44%

Banks 0.27%
Banca Popolare di Milano Scarl	2,200,433	1,675

Beverages 1.11%
Davide Campari-Milano SpA	700,792	6,779

Capital Markets 1.01%
Anima Holding SpA†	868,671	6,169

Electrical Equipment 1.22%
Prysmian SpA	315,190	7,457

Textiles, Apparel & Luxury Goods 1.83%
Brunello Cucinelli SpA	364,239	7,153
Moncler SpA	247,441	4,022
		11,175
Total Italy		33,255

Japan 17.26%

Construction & Engineering 0.58%
SHO-BOND Holdings Co., Ltd.	81,200	3,513

Containers & Packaging 0.33%
Fuji Seal International, Inc.	60,100	2,044

Electronic Equipment, Instruments & Components 1.16%
Hitachi High-Technologies Corp.	262,300	7,097

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2016

		U.S. $
		Fair Value
Investments	Shares	(000)
Japan (continued)

Food & Staples Retailing 1.09%
Sundrug Co., Ltd.	93,900	$6,672

Hotels, Restaurants & Leisure 2.36%
HIS Co., Ltd.	148,700	3,673
Resorttrust, Inc.	207,900	4,298
St. Marc Holdings Co., Ltd.	237,700	6,430
		14,401

Household Durables 0.31%
Iida Group Holdings Co., Ltd.	102,000	1,905

Information Technology Services 3.05%
NS Solutions Corp.	194,700	3,385
Obic Co., Ltd.	147,600	7,758
SCSK Corp.	205,700	7,461
		18,604

Machinery 1.64%
CKD Corp.	684,100	5,559
Nabtesco Corp.	197,200	4,449
		10,008

Pharmaceuticals 0.48%
Sawai Pharmaceutical Co., Ltd.	45,200	2,912

Professional Services 1.74%
en-japan, Inc.	231,800	3,716
Tanseisha Co., Ltd.	686,100	5,349
Temp Holdings Co., Ltd.	105,500	1,584
		10,649

Real Estate Management & Development 1.86%
Hulic Co., Ltd.	722,400	7,190
Takara Leben Co., Ltd.	659,300	4,194
		11,384

Semiconductors & Semiconductor Equipment 0.78%
Ulvac, Inc.	154,800	4,746
		U.S. $
		Fair Value
Investments	Shares	(000)
Software 1.36%
NSD Co., Ltd.	359,300	$5,635
Trend Micro, Inc.	70,700	2,681
		8,316

Wireless Telecommunication Services 0.52%
Okinawa Cellular Telephone Co.	112,600	3,191
Total Japan		105,442

Luxembourg 2.34%

Machinery 1.25%
Stabilus SA*	152,661	7,631

Real Estate Management & Development 1.09%
Grand City Properties SA	300,879	6,657
Total Luxembourg		14,288

Netherlands 2.77%

Air Freight & Logistics 1.03%
PostNL NV*	1,435,283	6,283

Machinery 0.26%
Aalberts Industries NV	46,546	1,597

Professional Services 1.48%
Brunel International NV	207,910	4,686
USG People NV	218,422	4,360
		9,046
Total Netherlands		16,926

New Zealand 0.20%

Airlines
Air New Zealand Ltd.	719,636	1,235

Philippines 1.27%

Banks 0.20%
Rizal Commercial
Banking Corp.	1,874,480	1,238

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2016

		U.S. $
		Fair Value
Investments	Shares	(000)
Philippines (continued)

Real Estate Management & Development 1.07%
Filinvest Land, Inc.	166,708,000	$6,503
Total Philippines		7,741

Portugal 1.33%

Multi-Utilities
REN—Redes Energeticas Nacionais SGPS SA	2,701,275	8,101

South Korea 0.99%

Electronic Equipment, Instruments & Components 0.45%
SFA Engineering Corp.	54,412	2,714

Semiconductors & Semiconductor Equipment 0.54%
Viatron Technologies, Inc.	132,040	3,314
Total South Korea		6,028

Spain 4.00%

Food Products 1.76%
Ebro Foods SA	474,345	10,763

Real Estate Investment Trusts 1.07%
Merlin Properties Socimi SA	560,506	6,524

Real Estate Management & Development 1.17%
Hispania Activos Inmobiliarios SA*	486,728	7,148
Total Spain		24,435

Sweden 3.91%

Auto Components 0.50%
Dometic Group AB*†	463,939	3,093

Commercial Services & Supplies 1.40%
Loomis AB Class B	307,708	8,547

Consumer Finance 1.27%
Hoist Finance AB*†	781,386	7,761
		U.S. $
		Fair Value
Investments	Shares	(000)
Food & Staples Retailing 0.74%
Axfood AB	243,421	$4,513
Total Sweden		23,914

Switzerland 4.67%

Capital Markets 0.23%
EFG International AG*	220,892	1,379

Commercial Services & Supplies 1.46%
Gategroup Holding AG*	162,055	8,937

Consumer Finance 1.17%
Cembra Money Bank AG*	104,065	7,140

Electronic Equipment, Instruments & Components 0.43%
Sunny Optical Technology Group Co., Ltd.	861,000	2,656

Household Durables 1.38%
Forbo Holding AG Registered Shares*	6,903	8,411
Total Switzerland		28,523

Taiwan 0.69%

Technology Hardware, Storage & Peripherals
Adlink Technology, Inc.	2,058,836	4,239

United Kingdom 13.65%

Beverages 1.13%
Britvic plc	672,368	6,927

Capital Markets 0.25%
Jupiter Fund Management plc	248,768	1,533

Chemicals 1.34%
Essentra plc	685,371	8,151

Communications Equipment 0.46%
Telit Communications plc	975,205	2,804

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2016

		U.S. $
		Fair Value
Investments	Shares	(000)
United Kingdom (continued)

Consumer Finance 1.46%
Arrow Global Group plc	2,371,848	$8,907

Household Durables 3.03%
Bellway plc	174,180	6,237
Countryside Properties plc*	1,676,574	5,696
DFS Furniture plc	1,494,262	6,600
		18,533

Machinery 0.69%
Bodycote plc	462,787	4,040
Concentric AB	15,252	173
		4,213

Multi-Line Retail 0.93%
B&M European Value Retail SA	750,243	3,045
Debenhams plc	2,305,953	2,648
		5,693

Oil, Gas & Consumable Fuels 0.48%
Tullow Oil plc*	707,578	2,907

Professional Services 2.48%
Exova Group plc	1,666,655	3,907
Hays plc	2,461,967	4,619
Michael Page International plc	1,108,788	6,600
		15,126

Trading Companies & Distributors 1.40%
Diploma plc	372,853	3,990
Howden Joinery Group plc	630,830	4,563
		8,553
Total United Kingdom		83,347

United States 1.51%

Exchange Traded Fund 1.03%
iShares MSCI EAFE Small-Cap	125,243	6,311
		U.S. $
		Fair Value
Investments	Shares	(000)
Semiconductors & Semiconductor Equipment 0.48%
CEVA, Inc.*	125,946	$2,904
Total United States		9,215
Total Common Stocks (cost $546,873,284)		582,601

	Principal Amount (000)
SHORT-TERM INVESTMENT 4.34%

Repurchase Agreement
Repurchase Agreement dated 4/29/2016, 0.03% due 5/2/2016 with Fixed Income Clearing Corp. collateralized by $26,990,000 of U.S. Treasury Note at 0.50% due 11/30/2016; value: $27,023,738; proceeds: $26,489,568 (cost $26,489,502)	$26,490	26,490
Total Investments in Securities 99.72% (cost $573,362,786)		609,091
Foreign Cash and Other Assets in Excess of Liabilities(a) 0.28%		1,726
Net Assets 100.00%		$610,817

Unit	More than one class of securities traded together.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2016

Open Forward Foreign Currency Exchange Contracts at April 30, 2016:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Buy	Standard Chartered Bank	8/15/2016	27,150,000	$21,063,199	$21,638,616	$575,417
Danish krone	Buy	State Street Bank and Trust	6/16/2016	8,070,000	1,180,953	1,243,227	62,274
Danish krone	Buy	State Street Bank and Trust	6/16/2016	122,900,000	18,597,683	18,933,412	335,729
euro	Buy	Citibank	6/16/2016	1,630,000	1,847,601	1,868,896	21,295
euro	Buy	J.P. Morgan	6/16/2016	1,600,000	1,744,951	1,834,499	89,548
euro	Buy	Morgan Stanley	6/16/2016	13,349,288	15,211,511	15,305,781	94,270
euro	Buy	State Street Bank and Trust	6/16/2016	3,440,000	3,757,529	3,944,172	186,643
euro	Buy	State Street Bank and Trust	6/16/2016	1,500,000	1,693,650	1,719,842	26,192
Indian rupee	Buy	Morgan Stanley	6/27/2016	490,000,000	7,210,972	7,306,072	95,100
Japanese yen	Buy	Bank of America	6/20/2016	640,000,000	5,739,694	6,022,347	282,653
Japanese yen	Buy	Morgan Stanley	6/20/2016	330,525,000	2,942,987	3,110,213	167,226
Japanese yen	Buy	Morgan Stanley	6/20/2016	285,150,000	2,566,377	2,683,238	116,861
Japanese yen	Buy	State Street Bank and Trust	6/20/2016	130,100,000	1,193,340	1,224,230	30,890
South Korean won	Buy	Barclays Bank plc	7/29/2016	16,710,000,000	14,282,662	14,554,525	271,863
South Korean won	Buy	Barclays Bank plc	8/26/2016	8,890,000,000	7,737,095	7,740,194	3,099
Swiss franc	Buy	Standard Chartered Bank	7/18/2016	14,840,000	15,127,032	15,521,395	394,363
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,753,423

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	State Street Bank and Trust	6/6/2016	1,080,000	$1,534,887	$1,578,162	$(43,275)
British pound	Sell	State Street Bank and Trust	6/6/2016	1,730,000	2,504,614	2,527,981	(23,367)
British pound	Sell	State Street Bank and Trust	6/6/2016	2,100,000	3,055,429	3,068,648	(13,219)
Canadian dollar	Sell	State Street Bank and Trust	8/15/2016	3,070,000	2,446,469	2,446,797	(328)
Danish krone	Sell	Morgan Stanley	6/16/2016	99,325,000	15,211,511	15,301,555	(90,044)
euro	Sell	Citibank	6/16/2016	1,350,000	1,534,856	1,547,858	(13,002)
euro	Sell	J.P. Morgan	6/16/2016	1,500,000	1,643,620	1,719,842	(76,222)
euro	Sell	Morgan Stanley	6/16/2016	1,290,000	1,443,164	1,479,065	(35,901)
euro	Sell	Morgan Stanley	6/16/2016	2,200,000	2,404,494	2,522,436	(117,942)
euro	Sell	Morgan Stanley	6/16/2016	985,000	1,119,494	1,129,363	(9,869)
euro	Sell	Morgan Stanley	6/16/2016	1,800,000	2,018,318	2,063,811	(45,493)
euro	Sell	Morgan Stanley	6/16/2016	3,250,000	3,668,687	3,726,325	(57,638)
euro	Sell	Morgan Stanley	6/16/2016	535,000	598,445	613,410	(14,965)
euro	Sell	Morgan Stanley	6/16/2016	500,000	552,533	573,281	(20,748)
euro	Sell	Morgan Stanley	6/16/2016	2,520,000	2,815,598	2,889,335	(73,737)
euro	Sell	Morgan Stanley	6/16/2016	2,450,000	2,732,668	2,809,076	(76,408)

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2016

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Sell	Morgan Stanley	6/16/2016	1,120,000	$1,270,003	$1,284,149	$(14,146)
euro	Sell	Morgan Stanley	6/16/2016	630,000	718,660	722,334	(3,674)
euro	Sell	Morgan Stanley	6/16/2016	1,020,000	1,157,258	1,169,493	(12,235)
euro	Sell	Morgan Stanley	6/16/2016	430,000	490,869	493,022	(2,153)
euro	Sell	Standard Chartered Bank	6/16/2016	1,360,000	1,505,808	1,559,324	(53,516)
euro	Sell	Standard Chartered Bank	6/16/2016	2,230,000	2,484,306	2,556,833	(72,527)
euro	Sell	Standard Chartered Bank	6/16/2016	4,480,000	5,092,353	5,136,596	(44,243)
euro	Sell	Standard Chartered Bank	6/16/2016	1,400,000	1,564,020	1,605,186	(41,166)
euro	Sell	Standard Chartered Bank	6/16/2016	1,430,000	1,591,674	1,639,583	(47,909)
euro	Sell	Standard Chartered Bank	6/16/2016	1,200,000	1,327,732	1,375,874	(48,142)
euro	Sell	State Street Bank and Trust	6/16/2016	2,480,000	2,773,625	2,843,473	(69,848)
euro	Sell	State Street Bank and Trust	6/16/2016	16,473,199	18,597,683	18,887,539	(289,856)
euro	Sell	State Street Bank and Trust	6/16/2016	2,550,000	2,776,106	2,923,732	(147,626)
Indian rupee	Sell	Barclays Bank plc	6/27/2016	490,000,000	6,992,109	7,306,072	(313,963)
Swedish krona	Sell	State Street Bank and Trust	8/15/2016	24,420,000	3,034,601	3,052,477	(17,876)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,891,038)

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2016

The following is a summary of the inputs used as of April 30, 2016 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)	(000)	(000)	(000)	(000)
Common Stocks(3)
Australia	$—	$31,291	$—	$31,291
Austria	—	2,874	—	2,874
Canada	26,945	1,837	—	28,782
Finland	—	16,256	—	16,256
France	—	26,054	—	26,054
Germany	—	23,965	—	23,965
Hong Kong	—	17,473	—	17,473
India	1,390	6,647	—	8,037
Indonesia	1,034	6,639	—	7,673
Ireland	13,793	31,444	—	45,237
Israel	—	8,270	—	8,270
Italy	7,153	26,102	—	33,255
Japan	—	105,442	—	105,442
Luxembourg	—	14,288	—	14,288
Netherlands	—	16,926	—	16,926
New Zealand	—	1,235	—	1,235
Philippines	—	7,741	—	7,741
Portugal	—	8,101	—	8,101
South Korea	—	6,028	—	6,028
Spain	—	24,435	—	24,435
Sweden	—	23,914	—	23,914
Switzerland	1,379	27,144	—	28,523
Taiwan	—	4,239	—	4,239
United Kingdom	21,376	61,971	—	83,347
United States	9,215	—	—	9,215
Repurchase Agreement	—	26,490	—	26,490
Total	$82,285	$526,806	$—	$609,091
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$2,753	$—	$2,753
Liabilities	—	(1,891)	—	(1,891)
Total	$—	$862	$—	$862

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	As of April 30, 2016, the Fund utilized adjusted valuations for the majority of foreign securities (as described in Note 2(a)), which resulted in Level 2 inputs. As of October 31 2015, the Fund utilized the last sale or official closing price on the exchange or system on which the foreign equity securities are principally traded, which resulted in Level 1 inputs for all foreign equity securities. For the period ended April 30, 2016, the total securities transferred from Level 1 to Level 2 amounted to $481,086,086.

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)

VALUE OPPORTUNITIES FUND April 30, 2016

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 98.04%

Banks 5.45%
Bank of Hawaii Corp.	547,100	$37,427
Citizens Financial Group, Inc.	1,476,383	33,735
First Republic Bank	293,010	20,605
Signature Bank*	133,811	18,443
Western Alliance Bancorp*	797,694	29,180
Total		139,390

Capital Markets 0.79%
Moelis & Co. Class A	716,300	20,135

Chemicals 0.91%
RPM International, Inc.	460,698	23,279

Commercial Services & Supplies 3.39%
Herman Miller, Inc.	1,097,397	33,109
KAR Auction Services, Inc.	1,066,980	40,118
Waste Connections, Inc.	200,800	13,510
Total		86,737

Communications Equipment 1.34%
ARRIS International plc*	1,501,650	34,193

Construction & Engineering 3.48%
AECOM*	1,859,090	60,402
Jacobs Engineering Group, Inc.*	641,962	28,619
Total		89,021

Containers & Packaging 3.77%
Berry Plastics Group, Inc.*	1,025,832	36,951
Sealed Air Corp.	665,100	31,499
WestRock Co.	670,500	28,060
Total		96,510

Diversified Telecommunication Services 1.64%
Zayo Group
Holdings, Inc.*	1,613,084	41,876
		Fair
		Value
Investments	Shares	(000)
Electric: Utilities 1.40%
ITC Holdings Corp.	813,078	$35,832

Electrical Equipment 1.29%
Hubbell, Inc.	312,340	33,033

Electronic Equipment, Instruments & Components 1.09%
Amphenol Corp. Class A	500,200	27,926

Energy Equipment & Services 0.82%
Helmerich & Payne, Inc.	316,300	20,914

Food Products 2.38%
Flowers Foods, Inc.	711,140	13,625
Pinnacle Foods, Inc.	1,109,553	47,256
Total		60,881

Health Care Equipment & Supplies 4.00%
Alere, Inc.*	296,168	11,550
Cooper Cos., Inc. (The)	239,158	36,610
STERIS plc (United Kingdom)(a)	765,071	54,068
Total		102,228

Health Care Providers & Services 3.79%
ExamWorks Group, Inc.*	1,223,862	44,120
HealthSouth Corp.	1,271,868	52,732
Total		96,852

Hotels, Restaurants & Leisure 3.38%
Aramark	969,643	32,493
Red Robin Gourmet Burgers, Inc.*	398,428	25,842
SeaWorld Entertainment, Inc.	1,409,827	28,098
Total		86,433

Household Durables 2.54%
Lennar Corp. Class A	668,650	30,297
Newell Brands, Inc.	761,225	34,666
Total		64,963

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)

VALUE OPPORTUNITIES FUND April 30, 2016

		Fair
		Value
Investments	Shares	(000)
Information Technology Services 9.85%
Acxiom Corp.*	1,685,636	$37,033
Amdocs Ltd.	650,798	36,796
Booz Allen Hamilton Holding Corp.	1,766,340	48,698
Cardtronics, Inc.*	695,800	27,428
Fidelity National Information Services, Inc.	745,236	49,037
MAXIMUS, Inc.	465,484	24,624
Vantiv, Inc. Class A*	522,548	28,500
Total		252,116

Insurance 6.22%
Arch Capital Group Ltd.*	590,406	41,618
Hartford Financial Services Group, Inc. (The)	695,235	30,854
Markel Corp.*	40,613	36,516
RenaissanceRe Holdings Ltd.	453,126	50,256
Total		159,244

Internet Software & Services 1.16%
Akamai Technologies, Inc.*	581,196	29,635

Leisure Product 1.21%
Brunswick Corp.	642,300	30,850

Life Sciences Tools & Services 1.55%
PerkinElmer, Inc.	786,900	39,675

Media 2.32%
AMC Networks, Inc. Class A*	381,300	24,872
New York Times Co. (The) Class A	2,696,964	34,575
Total		59,447

Metals & Mining 2.25%
Reliance Steel & Aluminum Co.	777,100	57,482

Multi-Utilities 3.21%
Black Hills Corp.	457,220	27,703
CMS Energy Corp.	1,340,199	54,519
Total		82,222
		Fair
		Value
Investments	Shares	(000)
Oil, Gas & Consumable Fuels 5.21%
Carrizo Oil & Gas, Inc.*	1,012,400	$35,809
Cimarex Energy Co.	305,056	33,214
EQT Corp.	479,898	33,641
Rice Energy, Inc.*	1,774,478	30,716
Total		133,380

Personal Products 0.62%
Coty, Inc. Class A	520,700	15,829

Pharmaceuticals 1.00%
Prestige Brands Holdings, Inc.*	452,031	25,666

Real Estate Investment Trusts 9.01%
Federal Realty Investment Trust	457,200	69,531
Highwoods Properties, Inc.	919,300	42,959
Physicians Realty Trust	2,346,644	42,545
Retail Opportunity Investments Corp.	1,942,501	38,209
UDR, Inc.	1,066,453	37,240
Total		230,484

Real Estate Management & Development 0.86%
Realogy Holdings Corp.*	618,826	22,117

Road & Rail 2.12%
Genesee & Wyoming, Inc. Class A*	414,700	27,001
Old Dominion Freight Line, Inc.*	414,000	27,345
Total		54,346

Semiconductors & Semiconductor Equipment 3.15%
Cypress Semiconductor Corp.	2,607,621	23,547
Lam Research Corp.	278,836	21,303
Synaptics, Inc.*	499,807	35,761
Total		80,611

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

VALUE OPPORTUNITIES FUND April 30, 2016

		Fair
		Value
Investments	Shares	(000)
Textiles, Apparel & Luxury Goods 1.72%
Steven Madden Ltd.*	1,259,902	$44,109

Thrifts & Mortgage Finance 1.02%
Essent Group Ltd.*	1,280,505	26,148

Trading Companies & Distributors 2.28%
MSC Industrial Direct Co., Inc. Class A	438,359	33,973
Watsco, Inc.	181,500	24,406
Total		58,379

Water Utilities 1.82%
American Water Works Co., Inc.	641,171	46,652
Total Common Stocks (cost $2,070,065,649)		2,508,595
	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 1.78%

Repurchase Agreement
Repurchase Agreement dated 4/29/2016, 0.03% due 5/2/2016 with Fixed Income Clearing Corp. collateralized by $46,465,000 of Federal Home Loan Bank at 0.50% due 9/28/2016; value: $46,465,000; proceeds: $45,553,850 (cost $45,553,736)	$45,554	$45,554
Total Investments in Securities 99.82% (cost $2,115,619,385)		2,554,149
Other Assets in Excess of Liabilities 0.18%		4,691
Net Assets 100.00%		$2,558,840

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2016 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$2,508,595	$—	$—	$2,508,595
Repurchase Agreement	—	45,554	—	45,554
Total	$2,508,595	$45,554	$—	$2,554,149

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2016.

See Notes to Financial Statements.	51

Statements of Assets and Liabilities (unaudited)

April 30, 2016

	Alpha Strategy Fund	Fundamental Equity Fund	Growth Leaders Fund
ASSETS:
Investments in securities, at cost	$1,182,262,915	$2,641,096,429	$2,177,434,740
Investments in securities, at fair value	$1,158,938,293	$3,045,890,744	$2,278,729,779
Cash	42,072	—	—
Segregated cash held at custodian	—	—	—
Foreign cash, at value (cost $0, $0, $0, $0, $18,600,491, $4,605,422 and $0, respectively)	—	—	—
Receivables:
Interest and dividends	—	3,642,722	1,623,596
Capital shares sold	1,464,574	983,564	8,985,420
Investment securities sold	504,275	129,097,052	86,815,309
From affiliate (See Note 3)	335,976	—	—
From advisor (See Note 3)	—	—	221,074
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—
Prepaid expenses and other assets	86,784	106,357	73,264
Total assets	1,161,371,974	3,179,720,439	2,376,448,442
LIABILITIES:
Payables:
Investment securities purchased	—	78,544,758	168,819,403
Capital shares reacquired	1,810,038	11,045,437	7,478,985
Management fee	—	1,345,183	999,908
12b-1 distribution plan	430,233	1,170,211	775,928
Trustees’ fees	135,032	754,161	85,559
Fund administration	—	101,385	73,435
To affiliates (See Note 3)	—	15,018	14,815
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—
Foreign currency overdraft	—	—	—
Accrued expenses	363,985	1,249,246	195,573
Total liabilities	2,739,288	94,225,399	178,443,606
NET ASSETS	$1,158,632,686	$3,085,495,040	$2,198,004,836
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,084,213,273	$2,751,934,405	$2,234,901,535
Undistributed (distributions in excess of) net investment income	(9,811,285)	13,299,259	923,307
Accumulated net realized gain (loss) on investments and foreign currency related transactions	107,555,320	(84,532,939)	(139,115,045)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(23,324,622)	404,794,315	101,295,039
Net Assets	$1,158,632,686	$3,085,495,040	$2,198,004,836

52	See Notes to Financial Statements.

International Core Equity Fund	International Dividend Income Fund	International Opportunities Fund	Value Opportunities Fund

$507,350,068	$1,661,842,062	$573,362,786	$2,115,619,385
$509,065,366	$1,573,246,629	$609,090,602	$2,554,149,241
—	—	—	—
100,000	2,630,000	—	—

—	18,881,243	4,602,035	—

3,463,930	8,874,346	2,401,904	472,506
182,625	824,901	880,075	3,659,619
7,399,091	29,095,523	56,701	30,320,486
—	—	—	—
86,771	167,605	—	—

5,317,188	27,282,117	2,753,423	—
67,590	66,176	79,697	160,981
525,682,561	1,661,068,540	619,864,437	2,588,762,833

9,281,201	13,383,256	5,546,901	22,659,493
815,189	2,758,598	849,453	3,567,716
292,003	914,997	374,113	1,488,350
93,167	226,942	95,834	766,181
135,140	190,349	67,338	364,456
16,686	53,786	19,953	84,025
17,706	196,437	74,831	78,735

3,696,618	17,502,631	1,891,038	—
4,589,599	—	—	—
208,138	646,410	127,960	913,466
19,145,447	35,873,406	9,047,421	29,922,422
$506,537,114	$1,625,195,134	$610,817,016	$2,558,840,411

$735,737,413	$2,070,874,602	$601,286,554	$2,022,804,285

4,993,439	7,320,868	(1,307,421)	(4,613,206)

(237,650,416)	(374,555,415)	(25,771,511)	102,119,476

3,456,678	(78,444,921)	36,609,394	438,529,856
$506,537,114	$1,625,195,134	$610,817,016	$2,558,840,411

See Notes to Financial Statements.	53

Statements of Assets and Liabilities (unaudited)(concluded)

April 30, 2016

	Alpha Strategy Fund	Fundamental Equity Fund	Growth Leaders Fund

Net assets by class:
Class A Shares	$531,899,223	$1,776,285,839	$808,859,534
Class B Shares	$6,580,978	$21,703,061	$2,879,981
Class C Shares	$283,230,333	$600,904,039	$490,380,932
Class F Shares	$234,180,868	$320,407,173	$781,372,079
Class I Shares	$65,345,783	$176,347,699	$98,010,090
Class P Shares	—	$12,219,208	—
Class R2 Shares	$2,556,360	$8,541,657	$1,294,367
Class R3 Shares	$34,724,844	$168,952,865	$13,433,130
Class R4 Shares	$78,494	$12,647	$967,141
Class R5 Shares	$12,981	$9,910	$340,147
Class R6 Shares	$22,822	$110,942	$467,435
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	21,484,192	147,251,476	37,827,328
Class B Shares	294,789	1,965,063	138,167
Class C Shares	12,872,817	54,912,847	23,775,998
Class F Shares	9,439,259	26,790,529	36,287,458
Class I Shares	2,601,938	14,542,431	4,533,323
Class P Shares	—	1,029,941	—
Class R2 Shares	105,522	722,244	60,607
Class R3 Shares	1,427,311	14,217,698	632,011
Class R4 Shares	3,174.53	1,050	45,222
Class R5 Shares	517	817	15,733
Class R6 Shares	909	9,138	21,607
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$24.76	$12.06	$21.38
Class A Shares–Maximum offering price (Net asset value plus sales charge of 5.75%)	$26.27	$12.80	$22.68
Class B Shares–Net asset value	$22.32	$11.04	$20.84
Class C Shares–Net asset value	$22.00	$10.94	$20.63
Class F Shares–Net asset value	$24.81	$11.96	$21.53
Class I Shares–Net asset value	$25.11	$12.13	$21.62
Class P Shares–Net asset value	—	$11.86	—
Class R2 Shares–Net asset value	$24.23	$11.83	$21.36
Class R3 Shares–Net asset value	$24.33	$11.88	$21.25
Class R4 Shares–Net asset value	$24.73	$12.04	$21.39
Class R5 Shares–Net asset value	$25.11	$12.13	$21.62
Class R6 Shares–Net asset value	$25.11	$12.14	$21.63

54	See Notes to Financial Statements.

International Core Equity Fund	International Dividend Income Fund	International Opportunities Fund	Value Opportunities Fund

$307,245,972	$489,619,030	$170,447,348	$999,779,531
$4,222,762	—	$1,848,276	$8,972,453
$36,250,107	$108,174,951	$32,307,666	$331,437,481
$57,066,534	$131,490,085	$108,165,100	$531,548,282
$86,202,839	$882,865,911	$278,717,254	$488,536,470
$107,898	—	$367,991	$37,847,338
$571,706	$847,002	$1,797,730	$6,241,154
$14,841,709	$12,171,127	$16,846,090	$101,869,077
$9,178	$8,995	$250,705	$737,411
$9,198	$9,014	$43,662	$9,728
$9,211	$9,019	$25,194	$51,861,486

25,968,425	71,619,027	10,509,320	54,571,925
358,775	—	120,219	534,215
3,094,997	15,964,565	2,129,003	19,734,212
4,857,236	19,193,561	6,728,381	28,545,806
7,237,941	128,550,303	16,755,921	25,785,367
9,111	—	22,283	2,091,771
48,402	121,426	112,296	350,654
1,272,736	1,763,807	1,055,878	5,681,761
777	1,316.10	15,470	40,245
773	1,313.44	2,475	513.35
773	1,313	1,513	2,733,942

$11.83	$6.84	$16.22	$18.32

$12.55	$7.26	$17.21	$19.44
$11.77	—	$15.37	$16.80
$11.71	$6.78	$15.18	$16.80
$11.75	$6.85	$16.08	$18.62
$11.91	$6.87	$16.63	$18.95
$11.84	—	$16.51	$18.09
$11.81	$6.98	$16.01	$17.80
$11.66	$6.90	$15.95	$17.93
$11.81	$6.83	$16.21	$18.32
$11.90	$6.86	$17.64	$18.95
$11.92	$6.87	$16.65	$18.97

See Notes to Financial Statements.	55

Statements of Operations (unaudited)

For the Six Months Ended April 30, 2016

	Alpha Strategy Fund	Fundamental Equity Fund	Growth Leaders Fund
Investment income:
Dividends (net of foreign withholding taxes of $0, $0, $0, $880,195, $3,272,591, $571,786 and $0, respectively)	$2,001,182	$42,315,773	$11,677,813
Interest and other	—	8,478	4,437
Total investment income	2,001,182	42,324,251	11,682,250
Expenses:
Management fee	575,042	8,434,927	5,841,712
12b-1 distribution plan-Class A	659,502	2,246,560	991,877
12b-1 distribution plan-Class B	40,345	122,731	16,435
12b-1 distribution plan-Class C	1,423,398	3,091,129	2,289,645
12b-1 distribution plan-Class F	120,315	173,308	385,193
12b-1 distribution plan-Class P	—	27,586	—
12b-1 distribution plan-Class R2	7,383	27,158	3,200
12b-1 distribution plan-Class R3	84,406	441,866	32,547
12b-1 distribution plan-Class R4	49	12	328
Shareholder servicing	899,275	2,374,647	1,024,680
Professional	18,750	33,623	25,728
Reports to shareholders	70,926	186,612	82,315
Fund administration	—	637,002	427,562
Custody	9,867	30,496	17,088
Trustees’ fees	13,083	37,283	21,579
Registration	80,065	76,208	113,136
Subsidy (See Note 3)	—	50,543	50,542
Other	39,418	123,471	50,238
Gross expenses	4,041,824	18,115,162	11,373,805
Expense reductions (See Note 9)	(1,416)	(3,968)	(2,779)
Expenses assumed by Underlying Funds (See Note 3)	(1,130,056)	—	—
Fees waived and expenses reimbursed (See Note 3)	(575,042)	—	(1,238,546)
Shareholder servicing reimbursed-Class F	—	—	—
Shareholder servicing reimbursed-Class I	—	—	—
Net expenses	2,335,310	18,111,194	10,132,480
Net investment income (loss)	(334,128)	24,213,057	1,549,770
Net realized and unrealized gain (loss):
Capital gain distributions received from Underlying Funds	112,214,138	—	—
Net realized gain (loss) on investments (net of foreign capital gains tax of $0, $0, $0, $24,632, $0, $0 and $0, respectively)	4,833,781	(2,068,278)	(105,169,336)
Net realized gain (loss) on foreign currency related transactions	—	—	—
Net change in unrealized appreciation/depreciation on investments	(161,717,614)	(30,552,596)	(26,503,278)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	—	—	—
Net realized and unrealized gain (loss)	(44,669,695)	(32,620,874)	(131,672,614)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(45,003,823)	$(8,407,817)	$(130,122,844)

56	See Notes to Financial Statements.

International Core Equity Fund	International Dividend Income Fund	International Opportunities Fund	Value Opportunities Fund

$8,855,807	$41,112,659	$6,162,678	$17,509,555
—	931,911	1,352	4,872
8,855,807	42,044,570	6,164,030	17,514,427

1,755,080	6,016,491	2,231,877	8,882,292
391,192	672,075	203,040	1,199,311
25,535	—	10,605	48,374
185,085	583,516	153,569	1,623,739
28,847	76,712	56,979	258,184
233	—	1,016	85,154
1,733	2,715	3,766	19,413
38,035	29,609	24,029	254,015
11	11	63	169
486,421	851,438	290,952	1,788,114
33,825	33,109	33,847	30,201
43,161	84,963	21,073	129,885
100,291	355,234	119,034	500,701
81,938	312,805	118,651	22,800
5,559	21,923	6,494	28,123
69,905	79,636	76,986	86,015
49,990	709,641	256,433	262,647
33,619	78,329	29,941	87,509
3,330,460	9,908,207	3,638,355	15,306,646
(540)	(1,057)	(433)	(2,858)

—	—	—	—
(477,262)	(805,401)	—	—
(28,779)	(45,276)	—	—
(36,421)	(298,181)	—	—
2,787,458	8,758,292	3,637,922	15,303,788
6,068,349	33,286,278	2,526,108	2,210,639

—	—	—	—

(29,817,645)	(176,739,018)	(21,594,106)	102,414,808

993,215	(8,093,177)	131,397	—

(6,854,305)	75,955,023	14,605,004	(88,342,878)

3,381,124	24,844,708	258,144	—
(32,297,611)	(84,032,464)	(6,599,561)	14,071,930

$(26,229,262)	$(50,746,186)	$(4,073,453)	$16,282,569

See Notes to Financial Statements.	57

Statements of Changes in Net Assets

	Alpha Strategy Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2016 (unaudited)	For the Year Ended October 31, 2015
Operations:
Net investment income (loss)	$(334,128)	$(1,090,786)
Capital gain distributions received from Underlying Funds	112,214,138	162,371,628
Net realized gain (loss) on investments	4,833,781	17,427,574
Net change in unrealized appreciation/depreciation on investments	(161,717,614)	(148,529,041)
Net increase (decrease) in net assets resulting from operations	(45,003,823)	30,179,375
Distributions to shareholders from:
Net investment income
Class A	(3,540,518)	(8,735,703)
Class B	—	(110,177)
Class C	—	(2,903,994)
Class F	(2,025,531)	(4,375,758)
Class I	(368,660)	(876,848)
Class P	—	—
Class R2	(6,227)	(45,570)
Class R3	(146,537)	(463,657)
Class R4	(71)	—
Class R5	(81)	—
Class R6	(83)	—
Net realized gain
Class A	(72,940,775)	(53,231,567)
Class B	(1,311,490)	(1,575,772)
Class C	(44,116,897)	(31,532,792)
Class F	(33,387,144)	(23,981,277)
Class I	(5,349,136)	(4,551,420)
Class P	—	—
Class R2	(357,484)	(337,467)
Class R3	(4,805,884)	(3,355,770)
Class R4	(1,198)	—
Class R5	(1,183)	—
Class R6	(1,183)	—
Total distributions to shareholders	(168,360,082)	(136,077,772)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	145,658,742	267,736,331
Reinvestment of distributions	142,586,199	113,655,114
Cost of shares reacquired	(176,433,987)	(297,467,265)
Net increase (decrease) in net assets resulting from capital share transactions	111,810,954	83,924,180
Net increase (decrease) in net assets	(101,552,951)	(21,974,217)
NET ASSETS:
Beginning of period	$1,260,185,637	$1,282,159,854
End of period	$1,158,632,686	$1,260,185,637
Undistributed (distributions in excess of) net investment income	$(9,811,285)	$(3,389,449)

58	See Notes to Financial Statements.

Fundamental Equity Fund		Growth Leaders Fund
For the Six Months Ended April 30, 2016 (unaudited)	For the Year Ended October 31, 2015	For the Six Months Ended April 30, 2016 (unaudited)	For the Year Ended October 31, 2015

$24,213,057	$42,329,990	$1,549,770	$(2,875,937)
—	—	—	—
(2,068,278)	305,298,883	(105,169,336)	86,104,090

(30,552,596)	(283,605,428)	(26,503,278)	46,305,726
(8,407,817)	64,023,445	(130,122,844)	129,533,879

(25,637,542)	(16,981,478)	—	—
(140,661)	—	—	—
(4,078,407)	(273,945)	—	—
(5,816,644)	(6,894,688)	—	—
(3,639,747)	(4,367,437)	—	—
(147,160)	(105,867)	—	—
(93,933)	(34,584)	—	—
(2,043,594)	(1,383,142)	—	—
(142)	—	—	—
(153)	—	—	—
(154)	—	—	—

(169,563,148)	(456,064,578)	(35,621,327)	(28,085,049)
(2,635,890)	(8,388,211)	(178,478)	(357,210)
(65,139,786)	(180,777,593)	(20,530,447)	(13,786,944)
(34,565,047)	(131,065,272)	(34,683,777)	(27,241,459)
(19,814,462)	(74,720,912)	(4,426,828)	(3,976,895)
(1,186,895)	(3,676,969)	—	—
(917,197)	(2,913,506)	(42,130)	(24,630)
(17,448,912)	(50,977,599)	(630,934)	(573,767)
(840)	—	(470)	—
(835)	—	(466)	—
(835)	—	(11,055)	—
(352,871,984)	(938,625,781)	(96,125,912)	(74,045,954)

119,468,578	398,373,326	768,317,379	1,029,331,348
322,226,849	843,553,618	82,564,375	63,024,578
(669,254,021)	(1,997,183,983)	(431,446,214)	(463,316,036)

(227,558,594)	(755,257,039)	419,435,540	629,039,890
(588,838,395)	(1,629,859,375)	193,186,784	684,527,815

$3,674,333,435	$5,304,192,810	$2,004,818,052	$1,320,290,237
$3,085,495,040	$3,674,333,435	$2,198,004,836	$2,004,818,052

$13,299,259	$30,684,339	$923,307	$(626,463)

See Notes to Financial Statements.	59

Statements of Changes in Net Assets (continued)

	International Core Equity Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2016 (unaudited)	For the Year Ended October 31, 2015
Operations:
Net investment income	$6,068,349	$8,931,028
Net realized gain (loss) on investments and foreign currency related transactions	(28,824,430)	(10,282,061)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(3,473,181)	(22,514,803)
Net increase (decrease) in net assets resulting from operations	(26,229,262)	(23,865,836)
Distributions to shareholders from:
Net investment income
Class A	(4,327,062)	(4,064,820)
Class B	(14,972)	(24,995)
Class C	(216,668)	(194,225)
Class F	(901,673)	(1,155,547)
Class I	(952,923)	(882,163)
Class P	(1,208)	(1,034)
Class R2	(5,473)	(8,563)
Class R3	(175,489)	(196,637)
Class R4	(138)	—
Class R5	(149)	—
Class R6	(151)	—
Net realized gain
Class A	—	—
Class B	—	—
Class C	—	—
Class F	—	—
Class I	—	—
Class P	—	—
Class R2	—	—
Class R3	—	—
Class R4	—	—
Class R5	—	—
Class R6	—	—
Total distributions to shareholders	(6,595,906)	(6,527,984)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	58,026,191	93,773,921
Reinvestment of distributions	6,188,030	6,119,891
Cost of shares reacquired	(58,723,216)	(159,972,056)
Net increase (decrease) in net assets resulting from capital share transactions	5,491,005	(60,078,244)
Net increase (decrease) in net assets	(27,334,163)	(90,472,064)
NET ASSETS:
Beginning of period	$533,871,277	$624,343,341
End of period	$506,537,114	$533,871,277
Undistributed (distributions in excess of) net investment income	$4,993,439	$5,520,996

60	See Notes to Financial Statements.

International Dividend Income Fund		International Opportunities Fund
For the Six Months Ended April 30, 2016 (unaudited)	For the Year Ended October 31, 2015	For the Six Months Ended April 30, 2016 (unaudited)	For the Year Ended October 31, 2015

$33,286,278	$82,000,547	$2,526,108	$3,328,296

(184,832,195)	(152,130,764)	(21,462,709)	16,800,972

100,799,731	(245,799,213)	14,863,148	19,211,279
(50,746,186)	(315,929,430)	(4,073,453)	39,340,547

(7,353,958)	(28,874,101)	(1,050,238)	(1,283,985)
—	—	—	(10,356)
(1,200,301)	(4,202,046)	(18,260)	(105,237)
(2,180,436)	(9,566,742)	(938,607)	(479,849)
(14,857,535)	(38,558,387)	(2,334,522)	(4,017,988)
—	—	(1,465)	(8,332)
(11,483)	(33,325)	(5,781)	(1,661)
(158,432)	(368,955)	(41,103)	(57,901)
(128)	(45)	(68)	—
(139)	(51)	(78)	—
(139)	(51)	(118)	—

—	(55,166,901)	(6,077,165)	(3,368,956)
—	—	(92,297)	(120,077)
—	(10,838,979)	(1,231,535)	(665,488)
—	(17,750,095)	(4,392,710)	(1,070,981)
—	(56,954,417)	(10,107,379)	(8,248,533)
—	—	(17,397)	(25,750)
—	(70,138)	(38,773)	(5,933)
—	(656,902)	(337,158)	(181,392)
—	—	(347)	—
—	—	(338)	—
—	—	(502)	—
(25,762,551)	(223,041,135)	(26,685,841)	(19,652,419)

67,633,885	958,048,879	110,277,580	250,489,054
24,777,297	212,938,615	24,801,652	18,576,765
(549,311,098)	(963,715,817)	(114,755,852)	(136,665,269)

(456,899,916)	207,271,677	20,323,380	132,400,550
(533,408,653)	(331,698,888)	(10,435,914)	152,088,678

$2,158,603,787	$2,490,302,675	$621,252,930	$469,164,252
$1,625,195,134	$2,158,603,787	$610,817,016	$621,252,930

$7,320,868	$(202,859)	$(1,307,421)	$556,711

See Notes to Financial Statements.	61

Statements of Changes in Net Assets (concluded)

	Value Opportunities Fund
DECREASE IN NET ASSETS	For the Six Months Ended April 30, 2016 (unaudited)	For the Year Ended October 31, 2015
Operations:
Net investment income (loss)	$2,210,639	$(2,624,756)
Net realized gain on investments	102,414,808	191,750,643
Net change in unrealized appreciation/depreciation on investments	(88,342,878)	(72,964,023)
Net increase in net assets resulting from operations	16,282,569	116,161,864
Distributions to shareholders from:
Net realized gain
Class A	(72,951,605)	(171,704,074)
Class B	(870,863)	(2,623,841)
Class C	(27,261,109)	(56,594,543)
Class F	(38,590,474)	(71,282,706)
Class I	(38,495,440)	(81,746,674)
Class P	(3,022,260)	(6,509,608)
Class R2	(516,346)	(1,387,879)
Class R3	(8,254,498)	(17,717,532)
Class R4	(689)	—
Class R5	(669)	—
Class R6	(2,015,955)	—
Total distributions to shareholders	(191,979,908)	(409,566,857)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	250,952,759	495,803,327
Reinvestment of distributions	179,896,295	382,316,773
Cost of shares reacquired	(399,141,890)	(1,013,074,895)
Net increase (decrease) in net assets resulting from capital share transactions	31,707,164	(134,954,795)
Net decrease in net assets	(143,990,175)	(428,359,788)
NET ASSETS:
Beginning of period	$2,702,830,586	$3,131,190,374
End of period	$2,558,840,411	$2,702,830,586
Distributions in excess of net investment income	$(4,613,206)	$(6,823,845)

62	See Notes to Financial Statements.

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Financial Highlights

ALPHA STRATEGY FUND

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:
				Total
		Net	Net	from
	Net asset	invest-	realized	invest-
	value,	ment	and	ment	Net	Net	Total
	beginning	income	unrealized	opera-	investment	realized	distri-
	of period	(loss)(a)	gain (loss)	tions	income	gain	butions
Class A
4/30/2016(c)	$29.79	$0.01	$(1.03)	$(1.02)	$(0.19)	$(3.82)	$(4.01)
10/31/2015	32.40	0.02	0.78	0.80	(0.48)	(2.93)	(3.41)
10/31/2014	32.63	0.02	2.16	2.18	(1.29)	(1.12)	(2.41)
10/31/2013	24.71	0.09	8.92	9.01	(0.04)	(1.05)	(1.09)
10/31/2012	22.72	(0.01)	2.07	2.06	—	(0.07)	(0.07)
10/31/2011	21.93	(0.02)	0.81	0.79	—	—	—
Class B
4/30/2016(c)	27.16	(0.07)	(0.95)	(1.02)	—	(3.82)	(3.82)
10/31/2015	29.77	(0.17)	0.70	0.53	(0.21)	(2.93)	(3.14)
10/31/2014	30.16	(0.19)	1.98	1.79	(1.06)	(1.12)	(2.18)
10/31/2013	23.05	(0.09)	8.25	8.16	—	(1.05)	(1.05)
10/31/2012	21.36	(0.17)	1.93	1.76	—	(0.07)	(0.07)
10/31/2011	20.76	(0.18)	0.78	0.60	—	—	—
Class C
4/30/2016(c)	26.83	(0.07)	(0.94)	(1.01)	—	(3.82)	(3.82)
10/31/2015	29.51	(0.19)	0.71	0.52	(0.27)	(2.93)	(3.20)
10/31/2014	29.95	(0.20)	1.98	1.78	(1.10)	(1.12)	(2.22)
10/31/2013	22.89	(0.10)	8.21	8.11	—	(1.05)	(1.05)
10/31/2012	21.21	(0.18)	1.93	1.75	—	(0.07)	(0.07)
10/31/2011	20.61	(0.18)	0.78	0.60	—	—	—
Class F
4/30/2016(c)	29.87	0.03	(1.04)	(1.01)	(0.23)	(3.82)	(4.05)
10/31/2015	32.49	0.07	0.78	0.85	(0.54)	(2.93)	(3.47)
10/31/2014	32.71	0.06	2.17	2.23	(1.33)	(1.12)	(2.45)
10/31/2013	24.77	0.14	8.93	9.07	(0.08)	(1.05)	(1.13)
10/31/2012	22.74	0.03	2.07	2.10	—	(0.07)	(0.07)
10/31/2011	21.91	0.02	0.81	0.83	—	—	—
Class I
4/30/2016(c)	30.20	0.03	(1.04)	(1.01)	(0.26)	(3.82)	(4.08)
10/31/2015	32.81	0.11	0.78	0.89	(0.57)	(2.93)	(3.50)
10/31/2014	33.01	0.10	2.18	2.28	(1.36)	(1.12)	(2.48)
10/31/2013	27.99	0.17	9.01	9.18	(0.11)	(1.05)	(1.16)
10/31/2012	22.92	0.06	2.08	2.14	—	(0.07)	(0.07)
10/31/2011	22.06	0.05	0.81	0.86	—	—	—

64	See Notes to Financial Statements.

			Ratios to Average Net Assets:*					Supplemental Data:
			Total
			expenses
			after			Net
Net			waivers			invest-		Net
asset			and/or			ment		assets,	Portfolio
value,	Total		reimburse-	Total		income		end of	turnover
end of	return(b)		ments	expenses		(loss)		period	rate
period	(%)		(%)	(%)		(%)		(000)	(%)

$24.76	(3.68	)(d)	0.12 (d)	0.27	(d)	0.05	(d)	$531,899	7.62	(d)
29.79	2.54		0.25	0.53		0.08		580,945	8.24
32.40	6.89		0.25	0.53		0.07		586,429	5.42
32.63	37.98		0.25	0.54		0.33		567,124	8.12
24.71	9.12		0.25	0.57		(0.05)		421,927	3.84
22.72	3.60		0.28	0.60		(0.10)		432,698	6.78

22.32	(4.05	)(d)	0.50 (d)	0.65	(d)	(0.31	)(d)	6,581	7.62	(d)
27.16	1.76		1.00	1.28		(0.61)		9,907	8.24
29.77	6.09		1.00	1.28		(0.65)		16,870	5.42
30.16	36.93		1.00	1.29		(0.36)		22,883	8.12
23.05	8.29		1.00	1.32		(0.78)		21,776	3.84
21.36	2.89		1.00	1.32		(0.79)		26,877	6.78

22.00	(4.07	)(d)	0.50 (d)	0.64	(d)	(0.32	)(d)	283,230	7.62	(d)
26.83	1.76		1.00	1.28		(0.67)		314,946	8.24
29.51	6.09		1.00	1.27		(0.68)		318,668	5.42
29.95	36.97		0.99	1.28		(0.40)		294,780	8.12
22.89	8.30		0.99	1.31		(0.79)		223,165	3.84
21.21	2.91		0.99	1.31		(0.80)		223,295	6.78

24.81	(3.62	)(d)	0.05 (d)	0.20	(d)	0.13	(d)	234,181	7.62	(d)
29.87	2.68		0.10	0.38		0.23		271,865	8.24
32.49	7.05		0.10	0.38		0.20		267,679	5.42
32.71	38.19		0.10	0.39		0.49		197,939	8.12
24.77	9.28		0.10	0.42		0.12		140,860	3.84
22.74	3.79		0.10	0.42		0.08		142,150	6.78

25.11	(3.57	)(d)	0.00 (d)	0.15	(d)	0.14	(d)	65,346	7.62	(d)
30.20	2.78		0.00	0.28		0.36		43,135	8.24
32.81	7.14		0.00	0.28		0.31		52,339	5.42
33.01	38.32		0.00	0.29		0.60		44,998	8.12
24.99	9.39		0.00	0.32		0.24		18,677	3.84
22.92	3.90		0.00	0.32		0.20		26,906	6.78

See Notes to Financial Statements.	65

Financial Highlights (concluded)

ALPHA STRATEGY FUND

		Per Share Operating Performance:
						Distributions to
		Investment operations:				shareholders from:
					Total
		Net	Net		from
	Net asset	invest-	realized		invest-
	value,	ment	and		ment	Net	Net	Total
	beginning	income	unrealized		opera-	investment	realized	distri-
	of period	(loss)(a)	gain (loss)		tions	income	gain	butions
Class R2
4/30/2016(c)	$29.16	$(0.03)	$(1.01)		$(1.04)	$(0.07)	$(3.82)	$(3.89)
10/31/2015	31.81	(0.07)	0.75		0.68	(0.40)	(2.93)	(3.33)
10/31/2014	32.07	(0.09)	2.13		2.04	(1.18)	(1.12)	(2.30)
10/31/2013	24.35	0.04	8.73		8.77	—	(1.05)	(1.05)
10/31/2012	22.47	(0.09)	2.04		1.95	—	(0.07)	(0.07)
10/31/2011	21.76	(0.09)	0.80		0.71	—	—	—
Class R3
4/30/2016(c)	29.30	(0.02)	(1.01)		(1.03)	(0.12)	(3.82)	(3.94)
10/31/2015	31.93	(0.05)	0.76		0.71	(0.41)	(2.93)	(3.34)
10/31/2014	32.18	(0.05)	2.13		2.08	(1.21)	(1.12)	(2.33)
10/31/2013	24.41	0.04	8.78		8.82	—	(1.05)	(1.05)
10/31/2012	22.50	(0.07)	2.05		1.98	—	(0.07)	(0.07)
10/31/2011	21.76	(0.07)	0.81		0.74	—	—	—
Class R4
4/30/2016(c)	29.79	(0.02)	(0.99)		(1.01)	(0.23)	(3.82)	(4.05)
6/30/2015 to 10/31/2015(e)	31.87	(0.03)	(2.05	)(f)	(2.08)	—	—	—
Class R5
4/30/2016(c)	30.20	0.05	(1.06)		(1.01)	(0.26)	(3.82)	(4.08)
6/30/2015 to 10/31/2015(e)	32.28	—	(2.08	)(f)	(2.08)	—	—	—
Class R6
4/30/2016(c)	30.20	0.03	(1.03)		(1.00)	(0.27)	(3.82)	(4.09)
6/30/2015 to 10/31/2015(e)	32.28	— (g)	(2.08	)(f)	(2.08)	—	—	—

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on June 30, 2015.
(f)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(g)	Amount less than $0.01.
(h)	Annualized.

66	See Notes to Financial Statements.

			Ratios to Average Net Assets:*						Supplemental Data:
			Total
			expenses
			after				Net
Net			waivers				invest-		Net
asset			and/or				ment		assets,	Portfolio
value,	Total		reimburse-		Total		income		end of	turnover
end of	return(b)		ments		expenses		(loss)		period	rate
period	(%)		(%)		(%)		(%)		(000)	(%)

$24.23	(3.84	)(d)	0.30	(d)	0.45	(d)	(0.12	)(d)	$2,556	7.62	(d)
29.16	2.16		0.60		0.88		(0.22)		2,704	8.24
31.81	6.55		0.60		0.88		(0.30)		3,479	5.42
32.07	37.49		0.60		0.89		0.14		2,738	8.12
24.35	8.73		0.60		0.92		(0.39)		2,982	3.84
22.47	3.26		0.60		0.92		(0.39)		3,373	6.78

24.33	(3.79	)(d)	0.25	(d)	0.39	(d)	(0.07	)(d)	34,725	7.62	(d)
29.30	2.28		0.50		0.78		(0.17)		36,656	8.24
31.93	6.62		0.50		0.78		(0.15)		36,695	5.42
32.18	37.60		0.50		0.79		0.13		34,574	8.12
24.41	8.85		0.50		0.82		(0.30)		29,663	3.84
22.50	3.40		0.50		0.82		(0.31)		26,924	6.78

24.73	(3.65	)(d)	0.12	(d)	0.27	(d)	(0.08	)(d)	78	7.62	(d)
29.79	(6.53	)(d)	0.25	(h)	0.53	(h)	(0.25	)(h)	9	8.24

25.11	(3.57	)(d)	(0.02	)(d)	0.12	(d)	0.19	(d)	13	7.62	(d)
30.20	(6.44	)(d)	0.00	(h)	0.28	(h)	0.00	(h)	9	8.24

25.11	(3.55	)(d)	(0.01	)(d)	0.07	(d)	0.13	(d)	23	7.62	(d)
30.20	(6.44	)(d)	0.00	(h)	0.12	(h)	0.03	(h)	9	8.24

See Notes to Financial Statements.	67

Highlights

FUNDAMENTAL EQUITY FUND

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:
				Total
		Net	Net	from
	Net asset	invest-	realized	invest-
	value,	ment	and	ment	Net	Net	Total
	beginning	income	unrealized	opera-	investment	realized	distri-
	of period	(loss)(a)	gain (loss)	tions	income	gain	butions
Class A
4/30/2016(c)	$13.32	$0.10	$(0.05)	$0.05	$(0.17)	$(1.14)	$(1.31)
10/31/2015	16.00	0.15	0.04	0.19	(0.10)	(2.77)	(2.87)
10/31/2014	16.83	0.07	1.67	1.74	(0.04)	(2.53)	(2.57)
10/31/2013	13.08	0.07	3.92	3.99	(0.09)	(0.15)	(0.24)
10/31/2012	12.51	0.09	0.77	0.86	(0.02)	(0.27)	(0.29)
10/31/2011	11.89	0.02	0.64	0.66	(0.04)	—	(0.04)
Class B
4/30/2016(c)	12.24	0.05	(0.05)	—	(0.06)	(1.14)	(1.20)
10/31/2015	14.92	0.04	0.05	0.09	—	(2.77)	(2.77)
10/31/2014	15.91	(0.03)	1.57	1.54	—	(2.53)	(2.53)
10/31/2013	12.36	(0.02)	3.72	3.70	— (e)	(0.15)	(0.15)
10/31/2012	11.89	0.01	0.73	0.74	—	(0.27)	(0.27)
10/31/2011	11.35	(0.06)	0.60	0.54	—	—	—
Class C
4/30/2016(c)	12.14	0.05	(0.04)	0.01	(0.07)	(1.14)	(1.21)
10/31/2015	14.83	0.04	0.04	0.08	— (e)	(2.77)	(2.77)
10/31/2014	15.83	(0.03)	1.56	1.53	—	(2.53)	(2.53)
10/31/2013	12.31	(0.02)	3.70	3.68	(0.01)	(0.15)	(0.16)
10/31/2012	11.85	— (e)	0.73	0.73	—	(0.27)	(0.27)
10/31/2011	11.30	(0.06)	0.61	0.55	—	—	—
Class F
4/30/2016(c)	13.23	0.11	(0.05)	0.06	(0.19)	(1.14)	(1.33)
10/31/2015	15.93	0.17	0.05	0.22	(0.15)	(2.77)	(2.92)
10/31/2014	16.77	0.10	1.67	1.77	(0.08)	(2.53)	(2.61)
10/31/2013	13.03	0.11	3.90	4.01	(0.12)	(0.15)	(0.27)
10/31/2012	12.47	0.12	0.76	0.88	(0.05)	(0.27)	(0.32)
10/31/2011	11.86	0.05	0.63	0.68	(0.07)	—	(0.07)
Class I
4/30/2016(c)	13.40	0.11	(0.03)	0.08	(0.21)	(1.14)	(1.35)
10/31/2015	16.11	0.18	0.04	0.22	(0.16)	(2.77)	(2.93)
10/31/2014	16.93	0.12	1.69	1.81	(0.10)	(2.53)	(2.63)
10/31/2013	13.15	0.13	3.94	4.07	(0.14)	(0.15)	(0.29)
10/31/2012	12.59	0.13	0.76	0.89	(0.06)	(0.27)	(0.33)
10/31/2011	11.96	0.07	0.64	0.71	(0.08)	—	(0.08)

68	See Notes to Financial Statements.

			Ratios to Average Net Assets:			Supplemental Data:

					Net
Net					invest-	Net
asset					ment	assets,	Portfolio
value,	Total		Total		income	end of	turnover
end of	return(b)		expenses		(loss)	period	rate
period	(%)		(%)		(%)	(000)	(%)

$12.06	0.36	(d)	0.50	(d)	0.82 (d)	$1,776,286	80.35	(d)
13.32	1.18		0.97		1.09	2,027,292	149.38
16.00	11.65		1.05		0.43	2,683,790	112.68
16.83	31.11		1.06		0.50	3,031,190	87.47
13.08	7.17		1.09		0.68	2,439,466	83.80	(f)
12.51	5.53		1.09		0.16	2,379,453	55.07

11.04	0.02	(d)	0.87	(d)	0.46 (d)	21,703	80.35	(d)
12.24	0.37		1.72		0.34	28,798	149.38
14.92	10.91		1.71		(0.23)	45,475	112.68
15.91	30.32		1.71		(0.12)	62,409	87.47
12.36	6.47		1.74		0.04	76,533	83.80	(f)
11.89	4.76		1.73		(0.49)	114,980	55.07

10.94	0.03	(d)	0.87	(d)	0.45 (d)	600,904	80.35	(d)
12.14	0.40		1.72		0.34	713,824	149.38
14.83	10.90		1.71		(0.22)	986,381	112.68
15.83	30.30		1.71		(0.15)	1,012,597	87.47
12.31	6.41		1.74		0.03	802,053	83.80	(f)
11.85	4.87		1.73		(0.49)	817,590	55.07

11.96	0.45	(d)	0.42	(d)	0.91 (d)	320,407	80.35	(d)
13.23	1.35		0.82		1.25	436,263	149.38
15.93	11.93		0.81		0.68	793,101	112.68
16.77	31.49		0.82		0.75	716,579	87.47
13.03	7.40		0.84		0.93	598,688	83.80	(f)
12.47	5.75		0.84		0.41	642,636	55.07

12.13	0.58	(d)	0.37	(d)	0.95 (d)	176,348	80.35	(d)
13.40	1.37		0.72		1.36	236,867	149.38
16.11	12.05		0.71		0.78	449,870	112.68
16.93	31.66		0.72		0.84	531,676	87.47
13.15	7.43		0.74		1.00	394,842	83.80	(f)
12.59	5.94		0.74		0.52	245,329	55.07

See Notes to Financial Statements.	69

Financial Highlights (concluded)

FUNDAMENTAL EQUITY FUND

		Per Share Operating Performance:
						Distributions to
		Investment operations:				shareholders from:
					Total
		Net	Net		from
	Net asset	invest-	realized		invest-
	value,	ment	and		ment	Net	Net	Total
	beginning	income	unrealized		opera-	investment	realized	distri-
	of period	(loss)(a)	gain (loss)		tions	income	gain	butions
Class P
4/30/2016(c)	$13.10	$0.08	$(0.04)		$0.04	$(0.14)	$(1.14)	$(1.28)
10/31/2015	15.79	0.12	0.04		0.16	(0.08)	(2.77)	(2.85)
10/31/2014	16.64	0.05	1.65		1.70	(0.02)	(2.53)	(2.55)
10/31/2013	12.92	0.06	3.88		3.94	(0.07)	(0.15)	(0.22)
10/31/2012	12.36	0.07	0.77		0.84	(0.01)	(0.27)	(0.28)
10/31/2011	11.75	0.01	0.62		0.63	(0.02)	—	(0.02)
Class R2
4/30/2016(c)	13.05	0.07	(0.03)		0.04	(0.12)	(1.14)	(1.26)
10/31/2015	15.71	0.10	0.04		0.14	(0.03)	(2.77)	(2.80)
10/31/2014	16.57	0.03	1.64		1.67	— (e)	(2.53)	(2.53)
10/31/2013	12.87	0.04	3.87		3.91	(0.06)	(0.15)	(0.21)
10/31/2012	12.33	0.05	0.77		0.82	(0.01)	(0.27)	(0.28)
10/31/2011	11.75	(0.01)	0.63		0.62	(0.04)	—	(0.04)
Class R3
4/30/2016(c)	13.12	0.08	(0.05)		0.03	(0.13)	(1.14)	(1.27)
10/31/2015	15.80	0.11	0.06		0.17	(0.08)	(2.77)	(2.85)
10/31/2014	16.66	0.04	1.65		1.69	(0.02)	(2.53)	(2.55)
10/31/2013	12.94	0.05	3.89		3.94	(0.07)	(0.15)	(0.22)
10/31/2012	12.40	0.06	0.77		0.83	(0.02)	(0.27)	(0.29)
10/31/2011	11.80	— (e)	0.63		0.63	(0.03)	—	(0.03)
Class R4
4/30/2016(c)	13.32	0.09	(0.04)		0.05	(0.19)	(1.14)	(1.33)
6/30/15 to 10/31/2015(g)	13.52	0.05	(0.25	)(h)	(0.20)	—	—	—
Class R5
4/30/2016(c)	13.41	0.11	(0.04)		0.07	(0.21)	(1.14)	(1.35)
6/30/15 to 10/31/2015(g)	13.60	0.06	(0.25	)(h)	(0.19)	—	—	—
Class R6
4/30/2016(c)	13.41	0.11	(0.03)		0.08	(0.21)	(1.14)	(1.35)
6/30/15 to 10/31/2015(g)	13.60	0.06	(0.25	)(h)	(0.19)	—	—	—

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Amount is less than $.01
(f)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Large Cap Value Fund on June 15, 2015.
(g)	Commenced on June 30, 2015.
(h)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(i)	Annualized.

70	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

					Net
Net					invest-		Net
asset					ment		assets,	Portfolio
value,	Total		Total		income		end of	turnover
end of	return(b)		expenses		(loss)		period	rate
period	(%)		(%)		(%)		(000)	(%)

$11.86	0.28	(d)	0.60	(d)	0.72	(d)	$12,219	80.35	(d)
13.10	0.94		1.17		0.90		13,733	149.38
15.79	11.51		1.16		0.32		21,373	112.68
16.64	31.08		1.17		0.42		26,424	87.47
12.92	7.03		1.19		0.58		27,937	83.80	(f)
12.36	5.40		1.19		0.05		31,223	55.07

11.83	0.24	(d)	0.67	(d)	0.65	(d)	8,542	80.35	(d)
13.05	0.81		1.33		0.76		10,543	149.38
15.71	11.33		1.31		0.17		19,744	112.68
16.57	30.87		1.31		0.26		25,111	87.47
12.87	6.87		1.34		0.43		22,335	83.80	(f)
12.33	5.27		1.34		(0.11)		19,997	55.07

11.88	0.21	(d)	0.62	(d)	0.70	(d)	168,953	80.35	(d)
13.12	0.97		1.22		0.84		206,984	149.38
15.80	11.41		1.21		0.28		304,459	112.68
16.66	31.04		1.21		0.35		322,951	87.47
12.94	6.95		1.24		0.51		270,290	83.80	(f)
12.40	5.36		1.24		0.01		180,795	55.07

12.04	0.36	(d)	0.49	(d)	0.80	(d)	13	80.35	(d)
13.32	(1.48	)(d)	0.93	(i)	1.12	(i)	10	149.38

12.13	0.49	(d)	0.37	(d)	0.94	(d)	10	80.35	(d)
13.41	(1.40	)(d)	0.68	(i)	1.37	(i)	10	149.38

12.14	0.59	(d)	0.31	(d)	0.94	(d)	111	80.35	(d)
13.41	(1.40	)(d)	0.59	(i)	1.46	(i)	10	149.38

See Notes to Financial Statements.	71

Financial Highlights

GROWTH LEADERS FUND

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:
				Total
		Net	Net	from
	Net asset	invest-	realized	invest-
	value,	ment	and	ment	Net	Net	Total
	beginning	income	unrealized	opera-	investment	realized	distri-
	of period	(loss)(a)	gain (loss)	tions	income	gain	butions
Class A
4/30/2016(c)	$23.73	$0.03	$(1.28)	$(1.25)	$—	$(1.10)	$(1.10)
10/31/2015	23.08	(0.02)	1.96	1.94	—	(1.29)	(1.29)
10/31/2014	21.44	— (e)	3.01	3.01	—	(1.37)	(1.37)
10/31/2013	15.15	(0.03)	6.36	6.33	(0.04)	—	(0.04)
10/31/2012	14.50	(0.01)	0.66	0.65	—	—	—
6/24/2011 to 10/31/2011(f)	15.00	(0.01)	(0.49)	(0.50)	—	—	—
Class B
4/30/2016(c)	23.24	(0.05)	(1.25)	(1.30)	—	(1.10)	(1.10)
10/31/2015	22.79	(0.18)	1.92	1.74	—	(1.29)	(1.29)
10/31/2014	21.33	(0.15)	2.98	2.83	—	(1.37)	(1.37)
2/11/13 to 10/31/2013(g)	16.56	(0.11)	4.88	4.77	—	—	—
Class C
4/30/2016(c)	23.01	(0.05)	(1.23)	(1.28)	—	(1.10)	(1.10)
10/31/2015	22.57	(0.19)	1.92	1.73	—	(1.29)	(1.29)
10/31/2014	21.14	(0.15)	2.95	2.80	—	(1.37)	(1.37)
10/31/2013	15.02	(0.15)	6.30	6.15	(0.03)	—	(0.03)
10/31/2012	14.47	(0.11)	0.66	0.55	—	—	—
6/24/2011 to 10/31/2011(f)	15.00	(0.05)	(0.48)	(0.53)	—	—	—
Class F
4/30/2016(c)	23.87	0.04	(1.28)	(1.24)	—	(1.10)	(1.10)
10/31/2015	23.17	0.01	1.98	1.99	—	(1.29)	(1.29)
10/31/2014	21.49	0.04	3.01	3.05	—	(1.37)	(1.37)
10/31/2013	15.18	— (e)	6.39	6.39	(0.08)	—	(0.08)
10/31/2012	14.51	0.03	0.65	0.68	(0.01)	—	(0.01)
6/24/2011 to 10/31/2011(f)	15.00	— (e)	(0.49)	(0.49)	—	—	—
Class I
4/30/2016(c)	23.95	0.05	(1.28)	(1.23)	—	(1.10)	(1.10)
10/31/2015	23.23	0.04	1.97	2.01	—	(1.29)	(1.29)
10/31/2014	21.51	0.06	3.03	3.09	—	(1.37)	(1.37)
10/31/2013	15.20	0.04	6.36	6.40	(0.09)	—	(0.09)
10/31/2012	14.51	0.04	0.67	0.71	(0.02)	—	(0.02)
6/24/2011 to 10/31/2011(f)	15.00	0.01	(0.50)	(0.49)	—	—	—

72	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
			Total
			expenses
			after				Net
Net			waivers				invest-		Net
asset			and/or				ment		assets,	Portfolio
value,	Total		reimburse-		Total		income		end of	turnover
end of	return(b)		ments		expenses		(loss)		period	rate
period	(%)		(%)		(%)		(%)		(000)	(%)

$21.38	(5.55	)(d)	0.42	(d)	0.48	(d)	0.12	(d)	$808,860	144.78	(d)
23.73	8.84		0.85		0.99		(0.09)		742,393	270.68
23.08	15.59		0.85		1.04		0.01		495,861	506.90
21.44	42.20		0.85		1.34		(0.14)		191,798	451.09	(i)
15.15	4.48		0.85		1.55		(0.06)		15,372	683.50
14.50	(3.33	)(d)	0.84	(d)	3.04	(d)	(0.23	)(d)	7,882	208.96

20.84	(5.94	)(d)	0.79	(d)	0.85	(d)	(0.24	)(d)	2,880	144.78	(d)
23.24	8.08		1.59		1.73		(0.81)		4,191	270.68
22.79	13.77		1.56		1.75		(0.69)		6,332	506.90
21.33	29.05	(d)	1.49	(d)	1.88	(d)	(0.82	)(d)	8,041	451.09	(i)

20.63	(5.91	)(d)	0.79	(d)	0.85	(d)	(0.25	)(d)	490,381	144.78	(d)
23.01	8.07		1.59		1.74		(0.84)		414,557	270.68
22.57	13.81		1.56		1.76		(0.71)		236,853	506.90
21.14	41.24		1.45		1.88		(0.79)		66,471	451.09	(i)
15.02	3.80		1.49		2.15		(0.70)		1,898	683.50
14.47	(3.53	)(d)	1.47	(d)	2.78	(d)	(0.91	)(d)	175	208.96

21.53	(5.47	)(d)	0.35	(d)	0.41	(d)	0.19	(d)	781,372	144.78	(d)
23.87	9.03		0.70		0.84		0.06		733,463	270.68
23.17	14.80		0.68		0.87		0.17		498,908	506.90
21.49	42.51		0.60		1.07		0.01		109,011	451.09	(i)
15.18	4.69		0.60		1.33		0.21		3,797	683.50
14.51	(3.27	)(d)	0.59	(d)	1.95	(d)	0.08	(d)	5,993	208.96

21.62	(5.41	)(d)	0.30	(d)	0.36	(d)	0.25	(d)	98,010	144.78	(d)
23.95	9.10		0.60		0.74		0.16		96,090	270.68
23.23	14.93		0.57		0.76		0.29		71,803	506.90
21.51	42.67		0.50		0.95		0.21		50,326	451.09	(i)
15.20	4.87		0.50		1.22		0.29		2,697	683.50
14.51	(3.27	)(d)	0.49	(d)	2.20	(d)	0.17	(d)	1,952	208.96

See Notes to Financial Statements.	73

Financial Highlights (concluded)

GROWTH LEADERS FUND

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:
				Total
		Net	Net	from
	Net asset	invest-	realized	invest-
	value,	ment	and	ment	Net	Net	Total
	beginning	income	unrealized	opera-	investment	realized	distri-
	of period	(loss)(a)	gain (loss)	tions	income	gain	butions
Class R2
4/30/2016(c)	$23.74	$(0.01)	$(1.27)	$(1.28)	$—	$(1.10)	$(1.10)
10/31/2015	23.17	(0.10)	1.96	1.86	—	(1.29)	(1.29)
10/31/2014	21.58	(0.07)	3.03	2.96	—	(1.37)	(1.37)
10/31/2013	15.19	0.04	6.38	6.42	(0.03)	—	(0.03)
10/31/2012	14.49	0.05	0.65	0.70	—	—	—
6/24/2011 to 10/31/2011(f)	15.00	(0.03)	(0.48)	(0.51)	—	—	—
Class R3
4/30/2016(c)	23.62	—	(1.27)	(1.27)	—	(1.10)	(1.10)
10/31/2015	23.03	(0.08)	1.96	1.88	—	(1.29)	(1.29)
10/31/2014	21.45	(0.04)	2.99	2.95	—	(1.37)	(1.37)
10/31/2013	15.16	(0.06)	6.38	6.32	(0.03)	—	(0.03)
10/31/2012	14.49	0.01	0.66	0.67	—	—	—
6/24/2011 to 10/31/2011(f)	15.00	(0.02)	(0.49)	(0.51)	—	—	—
Class R4
4/30/2016(c)	23.74	0.01	(1.26)	(1.25)	—	(1.10)	(1.10)
6/30/2015 to 10/31/2015(h)	23.42	(0.01)	0.33	0.32	—	—	—
Class R5
4/30/2016(c)	23.95	0.06	(1.29)	(1.23)	—	(1.10)	(1.10)
6/30/2015 to 10/31/2015(h)	23.61	0.01	0.33	0.34	—	—	—
Class R6
4/30/2016(c)	23.96	0.06	(1.29)	(1.23)	—	(1.10)	(1.10)
6/30/2015 to 10/31/2015(h)	23.61	0.02	0.33	0.35	—	—	—

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Amount less than $0.01.
(f)	Commenced on June 24, 2011.
(g)	Commenced on February 11, 2013.
(h)	Commenced on June 30, 2015.
(i)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Stock Appreciation Fund on March 22, 2013.
(j)	Annualized.

74	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
			Total
			expenses
			after				Net
Net			waivers				invest-		Net
asset			and/or				ment		assets,	Portfolio
value,	Total		reimburse-		Total		income		end of	turnover
end of	return(b)		ments		expenses		(loss)		period	rate
period	(%)		(%)		(%)		(%)		(000)	(%)

$21.36	(5.72	)(d)	0.59	(d)	0.65	(d)	(0.05	)(d)	$1,294	144.78	(d)
23.74	8.49		1.20		1.34		(0.44)		593	270.68
23.17	14.24		1.18		1.37		(0.31)		342	506.90
21.58	42.62		0.58		1.70		0.22		44	451.09	(i)
15.19	4.83		0.48		1.22		0.31		10	683.50
14.49	(3.40	)(d)	1.06	(d)	5.05	(d)	(0.49	)(d)	10	208.96

21.25	(5.67	)(d)	0.55	(d)	0.60	(d)	(0.01	)(d)	13,433	144.78	(d)
23.62	8.58		1.10		1.24		(0.35)		13,501	270.68
23.03	14.34		1.07		1.26		(0.20)		10,191	506.90
21.45	41.98		1.00		1.39		(0.33)		8,289	451.09	(i)
15.16	4.62		0.72		1.42		0.08		11	683.50
14.49	(3.40	)(d)	0.97	(d)	4.96	(d)	(0.40	)(d)	10	208.96

21.39	(5.55	)(d)	0.41	(d)	0.48	(d)	0.06	(d)	967	144.78	(d)
23.74	1.37	(d)	0.87	(j)	0.99	(j)	(0.18	)(j)	10	270.68

21.62	(5.41	)(d)	0.29	(d)	0.36	(d)	0.29	(d)	340	144.78	(d)
23.95	1.44	(d)	0.60	(j)	0.72	(j)	0.09	(j)	10	270.68

21.63	(5.41	)(d)	0.24	(d)	0.31	(d)	0.28	(d)	467	144.78	(d)
23.96	1.48	(d)	0.48	(j)	0.60	(j)	0.21	(j)	10	270.68

See Notes to Financial Statements.	75

Financial Highlights

INTERNATIONAL CORE EQUITY FUND

		Per Share Operating Performance:
					Distributions
					to
					shareholders
		Investment operations:			from:

	Net asset		Net			Net asset
	value,	Net	realized and	Total from	Net	value,
	beginning of	investment	unrealized	investment	investment	end of
	period	income(a)	gain (loss)	operations	income	period
Class A
4/30/2016(c)	$12.64	$0.14	$(0.79)	$(0.65)	$(0.16)	$11.83
10/31/2015	13.34	0.20	(0.75)	(0.55)	(0.15)	12.64
10/31/2014	13.97	0.17	(0.54)	(0.37)	(0.26)	13.34
10/31/2013	11.43	0.18	2.62	2.80	(0.26)	13.97
10/31/2012	11.25	0.28	0.12	0.40	(0.22)	11.43
10/31/2011	12.12	0.20	(0.94)	(0.74)	(0.13)	11.25
Class B
4/30/2016(c)	12.48	0.08	(0.76)	(0.68)	(0.03)	11.77
10/31/2015	13.15	0.10	(0.74)	(0.64)	(0.03)	12.48
10/31/2014	13.76	0.08	(0.53)	(0.45)	(0.16)	13.15
10/31/2013	11.26	0.09	2.60	2.69	(0.19)	13.76
10/31/2012	11.06	0.21	0.12	0.33	(0.13)	11.26
10/31/2011	11.91	0.12	(0.92)	(0.80)	(0.05)	11.06
Class C
4/30/2016(c)	12.45	0.09	(0.76)	(0.67)	(0.07)	11.71
10/31/2015	13.14	0.11	(0.75)	(0.64)	(0.05)	12.45
10/31/2014	13.77	0.09	(0.54)	(0.45)	(0.18)	13.14
10/31/2013	11.27	0.09	2.61	2.70	(0.20)	13.77
10/31/2012	11.08	0.21	0.12	0.33	(0.14)	11.27
10/31/2011	11.93	0.12	(0.92)	(0.80)	(0.05)	11.08
Class F
4/30/2016(c)	12.55	0.15	(0.77)	(0.62)	(0.18)	11.75
10/31/2015	13.26	0.24	(0.77)	(0.53)	(0.18)	12.55
10/31/2014	13.89	0.18	(0.51)	(0.33)	(0.30)	13.26
10/31/2013	11.36	0.18	2.64	2.82	(0.29)	13.89
10/31/2012	11.20	0.30	0.12	0.42	(0.26)	11.36
10/31/2011	12.08	0.24	(0.95)	(0.71)	(0.17)	11.20
Class I
4/30/2016(c)	12.73	0.18	(0.80)	(0.62)	(0.20)	11.91
10/31/2015	13.44	0.25	(0.76)	(0.51)	(0.20)	12.73
10/31/2014	14.07	0.21	(0.53)	(0.32)	(0.31)	13.44
10/31/2013	11.51	0.22	2.64	2.86	(0.30)	14.07
10/31/2012	11.34	0.27	0.17	0.44	(0.27)	11.51
10/31/2011	12.21	0.25	(0.95)	(0.70)	(0.17)	11.34

76	See Notes to Financial Statements.

		Ratios to Average Net Assets:					Supplemental Data:

		Total
		expenses,
		after waivers			Net		Net assets,	Portfolio
Total		and/or	Total		investment		end of	turnover
return(b)		reimbursements	expenses		income		period	rate
(%)		(%)	(%)		(%)		(000)	(%)

(5.14	)(d)	0.56 (d)	0.65	(d)	1.17	(d)	$307,246	100.49	(d)
(4.16)		1.12	1.33		1.56		341,437	62.15
(2.67)		1.12	1.36		1.25		368,087	64.06
24.99		1.12	1.38		1.41		437,271	80.77
3.81		1.12	1.47		2.53		383,244	81.50
(6.16)		1.12	1.42		1.64		439,938	83.78

(5.44	)(d)	0.93 (d)	1.03	(d)	0.71	(d)	4,223	100.49	(d)
(4.86)		1.83	2.04		0.81		6,207	62.15
(3.33)		1.77	2.01		0.56		11,126	64.06
24.18		1.77	2.03		0.73		17,239	80.77
3.13		1.77	2.12		1.91		20,125	81.50
(6.75)		1.77	2.06		0.96		27,896	83.78

(5.43	)(d)	0.92 (d)	1.02	(d)	0.80	(d)	36,250	100.49	(d)
(4.86)		1.81	2.02		0.86		42,057	62.15
(3.31)		1.75	1.99		0.65		49,491	64.06
24.26		1.75	2.01		0.77		57,779	80.77
3.11		1.75	2.10		1.91		54,056	81.50
(6.73)		1.74	2.03		1.01		68,316	83.78

(4.94	)(d)	0.43 (d)	0.58	(d)	1.30	(d)	57,067	100.49	(d)
(3.99)		0.87	1.14		1.85		63,830	62.15
(2.46)		0.87	1.11		1.29		78,364	64.06
25.35		0.87	1.13		1.42		142,063	80.77
4.02		0.87	1.22		2.71		151,246	81.50
(5.98)		0.87	1.18		1.98		80,747	83.78

(4.91	)(d)	0.38 (d)	0.53	(d)	1.56	(d)	86,203	100.49	(d)
(3.83)		0.77	1.04		1.92		61,077	62.15
(2.34)		0.77	1.01		1.50		95,958	64.06
25.37		0.77	1.03		1.77		155,754	80.77
4.15		0.77	1.12		2.48		107,076	81.50
(5.78)		0.77	1.07		2.06		222,808	83.78

See Notes to Financial Statements.	77

Financial Highlights (concluded)

INTERNATIONAL CORE EQUITY FUND

		Per Share Operating Performance:
					Distributions
					to
					shareholders
		Investment operations:			from:

	Net asset		Net			Net asset
	value,	Net	realized and	Total from	Net	value,
	beginning of	investment	unrealized	investment	investment	end of
	period	income(a)	gain (loss)	operations	income	period
Class P
4/30/2016(c)	$12.63	$0.13	$(0.78)	$(0.65)	$(0.14)	$11.84
10/31/2015	13.31	0.17	(0.75)	(0.58)	(0.10)	12.63
10/31/2014	13.94	0.17	(0.55)	(0.38)	(0.25)	13.31
10/31/2013	11.39	0.16	2.63	2.79	(0.24)	13.94
10/31/2012	11.17	0.27	0.12	0.39	(0.17)	11.39
10/31/2011	12.04	0.10	(0.84)	(0.74)	(0.13)	11.17
Class R2
4/30/2016(c)	12.58	0.12	(0.78)	(0.66)	(0.11)	11.81
10/31/2015	13.29	0.17	(0.76)	(0.59)	(0.12)	12.58
10/31/2014	13.92	0.15	(0.55)	(0.40)	(0.23)	13.29
10/31/2013	11.41	0.15	2.61	2.76	(0.25)	13.92
10/31/2012	11.24	0.23	0.14	0.37	(0.20)	11.41
10/31/2011	12.14	0.18	(0.95)	(0.77)	(0.13)	11.24
Class R3
4/30/2016(c)	12.44	0.12	(0.77)	(0.65)	(0.13)	11.66
10/31/2015	13.14	0.17	(0.74)	(0.57)	(0.13)	12.44
10/31/2014	13.77	0.16	(0.55)	(0.39)	(0.24)	13.14
10/31/2013	11.28	0.16	2.59	2.75	(0.26)	13.77
10/31/2012	11.11	0.26	0.12	0.38	(0.21)	11.28
10/31/2011	12.00	0.19	(0.94)	(0.75)	(0.14)	11.11
Class R4
4/30/2016(c)	12.63	0.14	(0.78)	(0.64)	(0.18)	11.81
6/30/15 to 10/31/2015(e)	13.06	0.04	(0.47)	(0.43)	—	12.63
Class R5
4/30/2016(c)	12.73	0.16	(0.79)	(0.63)	(0.20)	11.90
6/30/15 to 10/31/2015(e)	13.15	0.05	(0.47)	(0.42)	—	12.73
Class R6
4/30/2016(c)	12.74	0.16	(0.78)	(0.62)	(0.20)	11.92
6/30/15 to 10/31/2015(e)	13.15	0.06	(0.47)	(0.41)	—	12.74

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on June 30, 2015.
(f)	Annualized.

78	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

		Total
		expenses,
		after waivers				Net		Net assets,	Portfolio
Total		and/or		Total		investment		end of	turnover
return(b)		reimbursements		expenses		income		period	rate
(%)		(%)		(%)		(%)		(000)	(%)

(5.17	)(d)	0.66	(d)	0.75	(d)	1.10	(d)	$108	100.49	(d)
(4.38)		1.28		1.49		1.32		110	62.15
(2.77)		1.22		1.46		1.20		150	64.06
24.91		1.22		1.48		1.30		278	80.77
3.63		1.22		1.58		2.45		282	81.50
(6.23)		1.22		1.51		0.83		470	83.78

(5.29	)(d)	0.73	(d)	0.83	(d)	0.99	(d)	572	100.49	(d)
(4.48)		1.43		1.64		1.31		658	62.15
(2.89)		1.37		1.61		1.07		1,011	64.06
24.65		1.37		1.63		1.20		868	80.77
3.51		1.37		1.72		2.13		568	81.50
(6.38)		1.37		1.67		1.46		651	83.78

(5.26	)(d)	0.68	(d)	0.77	(d)	1.03	(d)	14,842	100.49	(d)
(4.35)		1.33		1.53		1.35		18,466	62.15
(2.85)		1.26		1.50		1.15		20,156	64.06
24.80		1.26		1.52		1.27		19,739	80.77
3.68		1.26		1.61		2.36		17,275	81.50
(6.35)		1.26		1.57		1.54		12,725	83.78

(5.08	)(d)	0.55	(d)	0.64	(d)	1.20	(d)	9	100.49	(d)
(3.29	)(d)	1.12	(f)	1.25	(f)	0.89	(f)	10	62.15

(4.99	)(d)	0.43	(d)	0.52	(d)	1.32	(d)	9	100.49	(d)
(3.19	)(d)	0.87	(f)	1.00	(f)	1.14	(f)	10	62.15

(4.89	)(d)	0.35	(d)	0.43	(d)	1.39	(d)	9	100.49	(d)
(3.12	)(d)	0.70	(f)	0.84	(f)	1.31	(f)	10	62.15

See Notes to Financial Statements.	79

Financial Highlights

INTERNATIONAL DIVIDEND INCOME FUND

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:
				Total
			Net	from
	Net asset	Net	realized	invest-
	value,	invest-	and	ment	Net	Net	Total
	beginning	ment	unrealized	opera-	investment	realized	distri-
	of period	income(a)	gain (loss)	tions	income	gain	butions
Class A
4/30/2016(c)	$7.05	$0.12	$(0.23)	$(0.11)	$(0.10)	$—	$(0.10)
10/31/2015	8.75	0.25	(1.22)	(0.97)	(0.24)	(0.49)	(0.73)
10/31/2014	9.11	0.36	(0.31)	0.05	(0.41)	—	(0.41)
10/31/2013	7.80	0.33	1.31	1.64	(0.33)	—	(0.33)
10/31/2012	7.88	0.35	(0.08)	0.27	(0.35)	—	(0.35)
10/31/2011	8.64	0.42	(0.78)	(0.36)	(0.40)	—	(0.40)
Class C
4/30/2016(c)	6.99	0.09	(0.23)	(0.14)	(0.07)	—	(0.07)
10/31/2015	8.68	0.19	(1.20)	(1.01)	(0.19)	(0.49)	(0.68)
10/31/2014	9.04	0.31	(0.31)	—	(0.36)	—	(0.36)
10/31/2013	7.75	0.28	1.29	1.57	(0.28)	—	(0.28)
10/31/2012	7.84	0.29	(0.07)	0.22	(0.31)	—	(0.31)
10/31/2011	8.60	0.36	(0.77)	(0.41)	(0.35)	—	(0.35)
Class F
4/30/2016(c)	7.06	0.13	(0.24)	(0.11)	(0.10)	—	(0.10)
10/31/2015	8.77	0.27	(1.23)	(0.96)	(0.26)	(0.49)	(0.75)
10/31/2014	9.12	0.39	(0.30)	0.09	(0.44)	—	(0.44)
10/31/2013	7.81	0.36	1.30	1.66	(0.35)	—	(0.35)
10/31/2012	7.89	0.37	(0.08)	0.29	(0.37)	—	(0.37)
10/31/2011	8.65	0.45	(0.79)	(0.34)	(0.42)	—	(0.42)
Class I
4/30/2016(c)	7.08	0.13	(0.23)	(0.10)	(0.11)	—	(0.11)
10/31/2015	8.79	0.27	(1.22)	(0.95)	(0.27)	(0.49)	(0.76)
10/31/2014	9.14	0.42	(0.32)	0.10	(0.45)	—	(0.45)
10/31/2013	7.83	0.36	1.31	1.67	(0.36)	—	(0.36)
10/31/2012	7.91	0.38	(0.09)	0.29	(0.37)	—	(0.37)
10/31/2011	8.66	0.43	(0.75)	(0.32)	(0.43)	—	(0.43)
Class R2
4/30/2016(c)	7.19	0.11	(0.23)	(0.12)	(0.09)	—	(0.09)
10/31/2015	8.92	0.22	(1.24)	(1.02)	(0.22)	(0.49)	(0.71)
10/31/2014	9.27	0.36	(0.32)	0.04	(0.39)	—	(0.39)
10/31/2013	7.94	0.32	1.32	1.64	(0.31)	—	(0.31)
10/31/2012	8.03	0.33	(0.08)	0.25	(0.37)	—	(0.34)
10/31/2011	8.76	0.45	(0.79)	(0.34)	(0.39)	—	(0.39)

80	See Notes to Financial Statements.

			Ratios to Average Net Assets:					Supplemental Data:
			Total
			expenses
			after
Net			waivers			Net		Net
asset			and/or			invest-		assets,	Portfolio
value,	Total		reimburse-	Total		ment		end of	turnover
end of	return(b)		ments	expenses		income		period	rate
period	(%)		(%)	(%)		(%)		(000)	(%)

$6.84	(1.58	)(d)	0.56 (d)	0.60	(d)	1.80	(d)	$489,619	28.79	(d)
7.05	(11.74)		1.12	1.19		3.14		710,835	76.52
8.75	0.47		1.12	1.24		3.99		1,000,763	72.26
9.11	21.54		1.12	1.27		3.94		954,305	78.39
7.80	3.60		1.12	1.36		4.59		618,824	84.81
7.88	(4.42)		1.12	1.43		4.96		278,975	100.16

6.78	(1.83	)(d)	0.93 (d)	0.98	(d)	1.44	(d)	108,175	28.79	(d)
6.99	(12.49)		1.84	1.90		2.40		142,492	76.52
8.68	(0.14)		1.77	1.89		3.42		191,120	72.26
9.04	20.70		1.77	1.92		3.33		143,807	78.39
7.75	2.95		1.76	2.01		3.88		74,664	84.81
7.84	(5.03)		1.76	2.07		4.29		22,329	100.16

6.85	(1.49	)(d)	0.45 (d)	0.53	(d)	1.89	(d)	131,490	28.79	(d)
7.06	(11.65)		0.90	1.00		3.38		210,696	76.52
8.77	0.83		0.87	0.99		4.24		322,648	72.26
9.12	21.80		0.87	1.02		4.23		228,586	78.39
7.81	3.83		0.87	1.11		4.79		128,360	84.81
7.89	(4.18)		0.87	1.18		5.27		26,892	100.16

6.87	(1.43	)(d)	0.40 (d)	0.48	(d)	1.96	(d)	882,866	28.79	(d)
7.08	(11.52)		0.80	0.91		3.50		1,080,845	76.52
8.79	0.93		0.77	0.89		4.53		963,200	72.26
9.14	21.86		0.77	0.92		4.28		1,005,558	78.39
7.83	3.91		0.77	1.01		5.00		893,066	84.81
7.91	(3.97)		0.77	1.09		5.06		559,879	100.16

6.98	(1.70	)(d)	0.73 (d)	0.78	(d)	1.64	(d)	847	28.79	(d)
7.19	(12.13)		1.44	1.51		2.80		1,029	76.52
8.92	0.33		1.37	1.49		3.86		1,298	72.26
9.27	21.13		1.37	1.52		3.73		860	78.39
7.94	3.32		1.34	1.60		4.24		464	84.81
8.03	(4.15)		0.91	1.22		5.15		16	100.16

See Notes to Financial Statements.	81

Financial Highlights (concluded)

INTERNATIONAL DIVIDEND INCOME FUND

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:
				Total
			Net	from
	Net asset	Net	realized	invest-
	value,	invest-	and	ment	Net	Net	Total
	beginning	ment	unrealized	opera-	investment	realized	distri-
	of period	income(a)	gain (loss)	tions	income	gain	butions
Class R3
4/30/2016(c)	$7.11	$0.12	$(0.24)	$(0.12)	$(0.09)	$—	$(0.09)
10/31/2015	8.83	0.23	(1.23)	(1.00)	(0.23)	(0.49)	(0.72)
10/31/2014	9.18	0.37	(0.32)	0.05	(0.40)	—	(0.40)
10/31/2013	7.86	0.35	1.29	1.64	(0.32)	—	(0.32)
10/31/2012	7.94	0.37	(0.12)	0.25	(0.25)	—	(0.33)
10/31/2011	8.71	0.41	(0.79)	(0.38)	(0.39)	—	(0.39)
Class R4
4/30/2016(c)	7.05	0.12	(0.24)	(0.12)	(0.10)	—	(0.10)
6/30/2015 to 10/31/2015(e)	7.75	0.05	(0.72)	(0.67)	(0.03)	—	(0.03)
Class R5
4/30/2016(c)	7.08	0.13	(0.24)	(0.11)	(0.11)	—	(0.11)
6/30/2015 to 10/31/2015(e)	7.78	0.06	(0.72)	(0.66)	(0.04)	—	(0.04)
Class R6
4/30/2016(c)	7.08	0.13	(0.23)	(0.10)	(0.11)	—	(0.11)
6/30/2015 to 10/31/2015(e)	7.78	0.06	(0.72)	(0.66)	(0.04)	—	(0.04)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on June 30, 2015.
(f)	Annualized.

82	See Notes to Financial Statements.

			Ratios to Average Net Assets:					Supplemental Data:
			Total
			expenses
			after
Net			waivers			Net		Net
asset			and/or			invest-		assets,	Portfolio
value,	Total		reimburse-	Total		ment		end of	turnover
end of	return(b)		ments	expenses		income		period	rate
period	(%)		(%)	(%)		(%)		(000)	(%)

$6.90	(1.67	)(d)	0.68 (d)	0.73	(d)	1.72	(d)	12,171	28.79	(d)
7.11	(12.03)		1.34	1.40		2.93		12,680	76.52
7.11	0.41		1.27	1.40		4.03		11,273	72.26
9.18	21.30		1.27	1.42		4.11		5,200	78.39
7.86	3.39		1.26	1.59		4.80		33,065	84.81
7.94	(4.61)		1.26	1.59		4.80		331	100.16

6.83	(1.70	)(d)	0.55 (d)	0.59	(d)	1.84	(d)	9	28.79	(d)
7.05	(8.56	)(d)	1.12 (f)	1.15	(f)	2.02	(f)	9	76.52

6.86	(1.57	)(d)	0.43 (d)	0.46	(d)	1.97	(d)	9	28.79	(d)
7.08	(8.46	)(d)	0.87 (f)	0.90	(f)	2.28	(f)	9	76.52

6.87	(1.42	)(d)	0.40 (d)	0.40	(d)	2.00	(d)	9	28.79	(d)
7.08	(8.46	)(d)	0.80 (f)	0.80	(f)	2.34	(f)	9	76.52

See Notes to Financial Statements.	83

Financial Highlights

INTERNATIONAL OPPORTUNITIES FUND

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:
				Total
		Net	Net	from
	Net asset	invest-	realized	invest-
	value,	ment	and	ment	Net	Net	Total
	beginning	income	unrealized	opera-	investment	realized	distri-
	of period	(loss)(a)	gain (loss)	tions	income	gain	butions
Class A
4/30/2016(c)	$17.01	$0.06	$(0.14)	$(0.08)	$(0.10)	$(0.61)	$(0.71)
10/31/2015	16.22	0.09	1.36	1.45	(0.18)	(0.48)	(0.66)
10/31/2014	16.83	0.11	(0.51)	0.40	(0.21)	—	(0.21)
10/31/2013	13.17	0.10	3.82	3.92	(0.26)	—	(0.26)
10/31/2012	12.00	0.15	1.10	1.25	(0.08)	—	(0.08)
10/31/2011	12.87	0.10	(0.92)	(0.82)	(0.05)	—	(0.05)
Class B
4/30/2016(c)	16.11	(0.01)	(0.12)	(0.13)	—	(0.61)	(0.61)
10/31/2015	15.37	(0.04)	1.30	1.26	(0.04)	(0.48)	(0.52)
10/31/2014	15.96	(0.03)	(0.46)	(0.49)	(0.10)	—	(0.10)
10/31/2013	12.49	— (e)	3.63	3.63	(0.16)	—	(0.16)
10/31/2012	11.36	0.06	1.07	1.13	—	—	—
10/31/2011	12.21	0.02	(0.87)	(0.85)	—	—	—
Class C
4/30/2016(c)	15.92	—	(0.12)	(0.12)	(0.01)	(0.61)	(0.62)
10/31/2015	15.23	(0.04)	1.29	1.25	(0.08)	(0.48)	(0.56)
10/31/2014	15.84	(0.02)	(0.46)	(0.48)	(0.13)	—	(0.13)
10/31/2013	12.41	— (e)	3.61	3.61	(0.18)	—	(0.18)
10/31/2012	11.29	0.07	1.06	1.13	(0.01)	—	(0.01)
10/31/2011	12.14	0.02	(0.87)	(0.85)	—	—	—
Class F
4/30/2016(c)	16.88	0.07	(0.13)	(0.06)	(0.13)	(0.61)	(0.74)
10/31/2015	16.11	0.10	1.37	1.47	(0.22)	(0.48)	(0.70)
10/31/2014	16.73	0.14	(0.50)	(0.36)	(0.26)	—	(0.26)
10/31/2013	13.09	0.17	3.76	3.93	(0.29)	—	(0.29)
10/31/2012	11.94	0.18	1.09	1.27	(0.12)	—	(0.12)
10/31/2011	12.81	0.13	(0.91)	(0.78)	(0.09)	—	(0.09)
Class I
4/30/2016(c)	17.44	0.08	(0.14)	(0.06)	(0.14)	(0.61)	(0.75)
10/31/2015	16.63	0.13	1.39	1.52	(0.23)	(0.48)	(0.71)
10/31/2014	17.25	0.15	(0.51)	(0.36)	(0.26)	—	(0.26)
10/31/2013	13.49	0.15	3.91	4.06	(0.30)	—	(0.30)
10/31/2012	12.30	0.19	1.13	1.32	(0.13)	—	(0.13)
10/31/2011	13.18	0.16	(0.95)	(0.79)	(0.09)	—	(0.09)

84	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

					Net
Net					invest-		Net
asset					ment		assets,	Portfolio
value,	Total		Total		income		end of	turnover
end of	return(b)		expenses		(loss)		period	rate
period	(%)		(%)		(%)		(000)	(%)

$16.22	(0.44	)(d)	0.66	(d)	0.38	(d)	$170,447	38.46	(d)
17.01	9.36		1.33		0.51		160,628	81.57
16.22	(2.39)		1.35		0.66		117,037	80.08
16.83	30.26		1.47		0.66		99,530	99.98
13.17	10.59		1.52		1.20		76,139	91.18
12.00	(6.39)		1.49		0.79		83,729	103.98

15.37	(0.82	)(d)	1.03	(d)	(0.06	)(d)	1,848	38.46	(d)
16.11	8.51		2.07		(0.24)		2,702	81.57
15.37	(3.09)		2.07		(0.16)		3,999	80.08
15.96	29.39		2.12		(0.03)		6,357	99.98
12.49	9.95		2.16		0.52		6,854	91.18
11.36	(6.96)		2.13		0.12		9,439	103.98

15.18	(0.83	)(d)	1.03	(d)	0.01	(d)	32,308	38.46	(d)
15.92	8.58		2.06		(0.23)		31,273	81.57
15.23	(3.12)		2.06		(0.10)		21,868	80.08
15.84	29.43		2.10		0.03		18,138	99.98
12.41	10.00		2.14		0.59		13,953	91.18
11.29	(7.00)		2.10		0.17		15,603	103.98

16.08	(0.35	)(d)	0.58	(d)	0.42	(d)	108,165	38.46	(d)
16.88	9.52		1.19		0.61		118,963	81.57
16.11	(2.21)		1.18		0.80		44,607	80.08
16.73	30.63		1.22		1.13		18,046	99.98
13.09	10.83		1.27		1.47		944	91.18
11.94	(6.16)		1.24		1.00		934	103.98

16.63	(0.33	)(d)	0.53	(d)	0.50	(d)	278,717	38.46	(d)
17.44	9.59		1.08		0.77		296,965	81.57
16.63	(2.10)		1.08		0.87		274,583	80.08
17.25	30.74		1.12		0.99		259,952	99.98
13.49	10.96		1.17		1.54		195,785	91.18
12.30	(6.01)		1.14		1.17		213,865	103.98

See Notes to Financial Statements.	85

Financial Highlights (concluded)

INTERNATIONAL OPPORTUNITIES FUND

		Per Share Operating Performance:
						Distributions to
		Investment operations:				shareholders from:
					Total
		Net	Net		from
	Net asset	invest-	realized		invest-
	value,	ment	and		ment	Net	Net	Total
	beginning	income	unrealized		opera-	investment	realized	distri-
	of period	(loss)(a)	gain (loss)		tions	income	gain	butions
Class P
4/30/2016(c)	$17.27	$0.03	$(0.13)		$(0.10)	$(0.05)	$(0.61)	$(0.66)
10/31/2015	16.46	0.05	1.40		1.45	(0.16)	(0.48)	(0.64)
10/31/2014	17.08	0.07	(0.51)		(0.44)	(0.18)	—	(0.18)
10/31/2013	13.36	0.09	3.88		3.97	(0.25)	—	(0.25)
10/31/2012	12.17	0.14	1.12		1.26	(0.07)	—	(0.07)
10/31/2011	13.06	0.09	(0.94)		(0.85)	(0.04)	—	(0.04)
Class R2
4/30/2016(c)	16.81	0.05	(0.15)		(0.10)	(0.09)	(0.61)	(0.70)
10/31/2015	16.05	0.02	1.35		1.37	(0.13)	(0.48)	(0.61)
10/31/2014	16.69	0.04	(0.48)		(0.44)	(0.20)	—	(0.20)
10/31/2013	13.07	0.06	3.79		3.85	(0.23)	—	(0.23)
10/31/2012	11.90	0.11	1.11		1.22	(0.05)	—	(0.05)
10/31/2011	12.77	0.07	(0.92)		(0.85)	(0.02)	—	(0.02)
Class R3
4/30/2016(c)	16.73	0.06	(0.16)		(0.10)	(0.07)	(0.61)	(0.68)
10/31/2015	15.97	0.05	1.34		1.39	(0.15)	(0.48)	(0.63)
10/31/2014	16.57	0.07	(0.49)		(0.42)	(0.18)	—	(0.18)
10/31/2013	12.98	0.06	3.78		3.84	(0.25)	—	(0.25)
10/31/2012	11.84	0.13	1.09		1.22	(0.08)	—	(0.08)
10/31/2011	12.72	0.10	(0.92)		(0.82)	(0.06)	—	(0.06)
Class R4
4/30/2016(c)	17.01	0.21	(0.28)		(0.07)	(0.12)	(0.61)	(0.73)
6/30/2015 to 10/31/2015(f)	17.49	— (e)	(0.48	)(h)	(0.48)	—	—	—
Class R5
4/30/2016(c)	17.44	0.13	0.82		0.95	(0.14)	(0.61)	(0.75)
6/30/2015 to 10/31/2015(f)	17.92	0.02	(0.50	)(h)	(0.48)	—	—	—
Class R6
4/30/2016(c)	17.45	0.12	(0.17)		(0.05)	(0.14)	(0.61)	(0.75)
6/30/2015 to 10/31/2015(f)	17.92	0.03	(0.50	)(h)	(0.47)	—	—	—

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Amount less than $0.01.
(f)	Commenced on June 30, 2015.
(g)	Annualized.
(h)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

86	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

					Net
Net					invest-		Net
asset					ment		assets,	Portfolio
value,	Total		Total		income		end of	turnover
end of	return(b)		expenses		(loss)		period	rate
period	(%)		(%)		(%)		(000)	(%)

$16.51	(0.57	)(d)	0.76	(d)	0.17	(d)	$368	38.46	(d)
17.27	9.15		1.53		0.29		595	81.57
16.46	(2.60)		1.53		0.38		872	80.08
17.08	30.19		1.57		0.57		1,096	99.98
13.36	10.49		1.62		1.14		929	91.18
12.17	(6.51)		1.59		0.69		820	103.98

16.01	(0.59	)(d)	0.83	(d)	0.33	(d)	1,798	38.46	(d)
16.81	8.92		1.68		0.15		935	81.57
16.05	(2.69)		1.68		0.26		198	80.08
16.69	29.97		1.72		0.40		201	99.98
13.07	10.35		1.76		0.90		91	91.18
11.90	(6.68)		1.74		0.56		95	103.98

15.95	(0.57	)(d)	0.77	(d)	0.40	(d)	16,846	38.46	(d)
16.73	9.11		1.56		0.29		9,161	81.57
15.97	(2.63)		1.56		0.39		6,000	80.08
16.57	30.14		1.62		0.45		6,133	99.98
12.98	10.49		1.65		1.11		6,212	91.18
11.84	(6.51)		1.60		0.74		5,097	103.98

16.21	(0.41	)(d)	0.65	(d)	1.34	(d)	251	38.46	(d)
17.01	(2.74	)(d)	1.35	(g)	0.03	(g)	10	81.57

17.64	(0.33	)(d)	0.53	(d)	0.82	(d)	44	38.46	(d)
17.44	(2.68	)(d)	1.10	(g)	0.28	(g)	10	81.57

16.65	(0.26	)(d)	0.45	(d)	0.73	(d)	25	38.46	(d)
17.45	(2.62	)(d)	0.93	(g)	0.48	(g)	13	81.57

See Notes to Financial Statements.	87

Financial Highlights

VALUE OPPORTUNITIES FUND

		Per Share Operating Performance:
					Distributions
					to
					shareholders
		Investment operations:			from:
	Net asset	Net	Net			Net asset
	value,	investment	realized and	Total from	Net	value,
	beginning of	income	unrealized	investment	realized	end of
	period	(loss)(a)	gain (loss)	operations	gain	period
Class A
4/30/2016(c)	$19.56	$0.02	$0.14	$0.16	$(1.40)	$18.32
10/31/2015	21.67	(0.01)	0.77	0.76	(2.87)	19.56
10/31/2014	21.44	(0.03)	2.16	2.13	(1.90)	21.67
10/31/2013	15.99	— (e)	5.45	5.45	—	21.44
10/31/2012	15.16	(0.03)	0.92	0.89	(0.06)	15.99
10/31/2011	14.45	(0.05)	0.83	0.78	(0.07)	15.16
Class B
4/30/2016(c)	18.12	(0.04)	0.12	0.08	(1.40)	16.80
10/31/2015	20.41	(0.15)	0.73	0.58	(2.87)	18.12
10/31/2014	20.42	(0.16)	2.05	1.89	(1.90)	20.41
10/31/2013	15.32	(0.12)	5.22	5.10	—	20.42
10/31/2012	14.63	(0.12)	0.87	0.75	(0.06)	15.32
10/31/2011	14.03	(0.14)	0.81	0.67	(0.07)	14.63
Class C
4/30/2016(c)	18.11	(0.04)	0.13	0.09	(1.40)	16.80
10/31/2015	20.41	(0.15)	0.72	0.57	(2.87)	18.11
10/31/2014	20.42	(0.16)	2.05	1.89	(1.90)	20.41
10/31/2013	15.32	(0.12)	5.22	5.10	—	20.42
10/31/2012	14.62	(0.13)	0.89	0.76	(0.06)	15.32
10/31/2011	14.03	(0.14)	0.80	0.66	(0.07)	14.62
Class F
4/30/2016(c)	19.85	0.03	0.14	0.17	(1.40)	18.62
10/31/2015	21.92	0.02	0.78	0.80	(2.87)	19.85
10/31/2014	21.62	0.02	2.18	2.20	(1.90)	21.92
10/31/2013	16.07	0.05	5.50	5.55	—	21.62
10/31/2012	15.20	0.01	0.92	0.93	(0.06)	16.07
10/31/2011	14.45	(0.01)	0.83	0.82	(0.07)	15.20
Class I
4/30/2016(c)	20.16	0.04	0.15	0.19	(1.40)	18.95
10/31/2015	22.20	0.04	0.79	0.83	(2.87)	20.16
10/31/2014	21.85	0.05	2.20	2.25	(1.90)	22.20
10/31/2013	16.23	0.06	5.56	5.62	—	21.85
10/31/2012	15.34	0.02	0.93	0.95	(0.06)	16.23
10/31/2011	14.57	0.01	0.83	0.84	(0.07)	15.34

88	See Notes to Financial Statements.

		Ratios to Average Net Assets:				Supplemental Data:

				Net
				investment		Net assets,	Portfolio
Total		Total		income		end of	turnover
return(b)		expenses		(loss)		period	rate
(%)		(%)		(%)		(000)	(%)

0.86	(d)	0.59	(d)	0.10	(d)	$999,780	14.61	(d)
3.67		1.17		(0.05)		1,026,959	46.88
10.72		1.26		(0.13)		1,316,790	53.81
34.08		1.28		(0.01)		1,372,436	69.49	(f)
5.89		1.31		(0.19)		870,567	58.84
5.45		1.31		(0.29)		883,444	56.87

0.46	(d)	0.97	(d)	(0.27	)(d)	8,972	14.61	(d)
2.93		1.92		(0.79)		11,521	46.88
10.02		1.91		(0.78)		18,752	53.81
33.29		1.93		(0.68)		24,911	69.49	(f)
5.14		1.96		(0.83)		13,315	58.84
4.83		1.96		(0.91)		15,700	56.87

0.52	(d)	0.97	(d)	(0.27	)(d)	331,437	14.61	(d)
2.87		1.92		(0.80)		356,709	46.88
10.02		1.91		(0.79)		404,787	53.81
33.29		1.93		(0.66)		400,420	69.49	(f)
5.21		1.96		(0.83)		248,357	58.84
4.76		1.96		(0.95)		263,798	56.87

0.90	(d)	0.52	(d)	0.18	(d)	531,548	14.61	(d)
3.84		1.02		0.09		557,742	46.88
10.97		1.02		0.11		550,524	53.81
34.54		1.03		0.26		456,370	69.49	(f)
6.13		1.06		0.06		369,321	58.84
5.73		1.07		(0.06)		385,086	56.87

0.99	(d)	0.47	(d)	0.23	(d)	488,536	14.61	(d)
3.94		0.92		0.20		557,008	46.88
11.10		0.92		0.21		647,442	53.81
34.63		0.93		0.33		675,593	69.49	(f)
6.21		0.97		0.15		411,546	58.84
5.82		0.97		0.06		291,056	56.87

See Notes to Financial Statements.	89

Financial Highlights (concluded)

VALUE OPPORTUNITIES FUND

		Per Share Operating Performance:
						Distributions
						to
						shareholders
		Investment operations:				from:

	Net asset	Net	Net				Net asset
	value,	investment	realized and		Total from	Net	value,
	beginning of	income	unrealized		investment	realized	end of
	period	(loss)(a)	gain (loss)		operations	gain	period
Class P
4/30/2016(c)	$19.36	$—	$0.13		$0.13	$(1.40)	$18.09
10/31/2015	21.51	(0.05)	0.77		0.72	(2.87)	19.36
10/31/2014	21.32	(0.05)	2.14		2.09	(1.90)	21.51
10/31/2013	15.90	(0.07)	5.49		5.42	—	21.32
10/31/2012	15.09	(0.04)	0.91		0.87	(0.06)	15.90
10/31/2011	14.40	(0.05)	0.81		0.76	(0.07)	15.09
Class R2
4/30/2016(c)	19.08	(0.01)	0.13		0.12	(1.40)	17.80
10/31/2015	21.27	(0.08)	0.76		0.68	(2.87)	19.08
10/31/2014	21.13	(0.08)	2.12		2.04	(1.90)	21.27
10/31/2013	15.79	(0.04)	5.38		5.34	—	21.13
10/31/2012	15.01	(0.07)	0.91		0.84	(0.06)	15.79
10/31/2011	14.34	(0.09)	0.83		0.74	(0.07)	15.01
Class R3
4/30/2016(c)	19.20	—	0.13		0.13	(1.40)	17.93
10/31/2015	21.37	(0.06)	0.76		0.70	(2.87)	19.20
10/31/2014	21.20	(0.06)	2.13		2.07	(1.90)	21.37
10/31/2013	15.83	(0.03)	5.40		5.37	—	21.20
10/31/2012	15.03	(0.05)	0.91		0.86	(0.06)	15.83
10/31/2011	14.34	(0.07)	0.83		0.76	(0.07)	15.03
Class R4
4/30/2016(c)	19.57	(0.02)	0.17		0.15	(1.40)	18.32
6/30/15 to 10/31/2015(g)	20.33	— (e)	(0.76	)(h)	(0.76)	—	19.57
Class R5
4/30/2016(c)	20.16	0.04	0.15		0.19	(1.40)	18.95
6/30/15 to 10/31/2015(g)	20.93	0.01	(0.78	)(h)	(0.77)	—	20.16
Class R6
4/30/2016(c)	20.17	0.06	0.14		0.20	(1.40)	18.97
6/30/15 to 10/31/2015(g)	20.93	0.02	(0.78	)(h)	(0.76)	—	20.17

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Amount less than $0.01.
(f)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Small Cap Blend Fund on July 19, 2013.
(g)	Commenced on June 30, 2015.
(h)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(i)	Annualized.

90	See Notes to Financial Statements.

		Ratios to Average Net Assets:				Supplemental Data:

				Net
				investment		Net assets,	Portfolio
Total		Total		income		end of	turnover
return(b)		expenses		(loss)		period	rate
(%)		(%)		(%)		(000)	(%)

0.71	(d)	0.69	(d)	—	(d)	$37,847	14.61	(d)
3.50		1.37		(0.25)		42,225	46.88
10.58		1.36		(0.23)		49,179	53.81
34.09		1.37		(0.34)		54,081	69.49	(f)
5.78		1.41		(0.24)		918	58.84
5.33		1.41		(0.35)		3,392	56.87

0.66	(d)	0.77	(d)	(0.07	)(d)	6,241	14.61	(d)
3.33		1.53		(0.40)		7,120	46.88
10.42		1.52		(0.38)		10,364	53.81
33.82		1.53		(0.24)		13,922	69.49	(f)
5.61		1.56		(0.44)		11,056	58.84
5.21		1.57		(0.58)		8,804	56.87

0.71	(d)	0.72	(d)	(0.02	)(d)	101,869	14.61	(d)
3.42		1.42		(0.30)		114,489	46.88
10.54		1.41		(0.29)		133,353	53.81
33.92		1.43		(0.17)		130,597	69.49	(f)
5.74		1.46		(0.35)		86,441	58.84
5.35		1.47		(0.47)		64,504	56.87

0.81	(d)	0.58	(d)	(0.13	)(d)	737	14.61	(d)
(3.74	)(d)	1.15	(i)	(0.07	)(i)	10	46.88

0.99	(d)	0.45	(d)	0.24	(d)	10	14.61	(d)
(3.68	)(d)	0.89	(i)	0.19	(i)	10	46.88

1.05	(d)	0.40	(d)	0.30	(d)	51,861	14.61	(d)
(3.63	)(d)	0.82	(i)	0.28	(i)	29,039	46.88

See Notes to Financial Statements.	91

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993.

The Trust currently consists of nine funds. This report covers the following seven funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes during the year ended October 31, 2015:

Funds	Share Classes
Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”)	A, B, C, F, I, P, R2, R3, R4, R5 and R6
Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”)	A, B, C, F, I, P, R2, R3, R4, R5 and R6
Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”)	A, B, C, F, I, R2, R3, R4, R5 and R6
Lord Abbett International Core Equity Fund (“International Core Equity Fund”)	A, B, C, F, I, P, R2, R3, R4, R5 and R6
Lord Abbett International Dividend Income Fund (“International Dividend Income Fund”)	A, C, F, I, R2, R3, R4, R5 and R6
Lord Abbett International Opportunities Fund (“International Opportunities Fund”)	A, B, C, F, I, P, R2, R3, R4, R5 and R6
Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”)	A, B, C, F, I, P, R2, R3, R4, R5 and R6

The Funds no longer issue Class B shares for purchase. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus. As of the date of this report, Alpha Strategy Fund has not issued Class P shares.

Each of Alpha Strategy Fund’s, International Core Equity Fund’s, International Opportunities Fund’s, and Value Opportunities Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund invests principally in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. Growth Leaders Fund’s investment objective is to seek capital appreciation. International Dividend Income Fund’s investment objective is to seek a high level of total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

Notes to Financial Statements (unaudited)(continued)

Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord Abbett, each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in

Notes to Financial Statements (unaudited)(continued)

accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended October 31, 2012 through October 31, 2015. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized loss on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized loss on foreign currency related transactions in each Fund’s Statement of Operations.

Notes to Financial Statements (unaudited)(continued)

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(j)	When-Issued or Forward Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(k)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own

Notes to Financial Statements (unaudited)(continued)

assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of April 30, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

For the six months ended April 30, 2016, the effective management fee, net of any applicable waivers, was based on each Fund’s average daily net assets at the following annualized rates:

Net Effective
Management Fee
Alpha Strategy Fund	.00%(1)
Fundamental Equity Fund	.53%(2)
Growth Leaders Fund	.43%(3)
International Core Equity Fund	.51%(4)
International Dividend Income Fund	.59%(4)
International Opportunities Fund	.75%(5)
Value Opportunities Fund	.71%(6)

(1)	The management fee for Alpha Strategy Fund is based on the Fund’s average daily net assets at an annual rate of .10%. For the six months ended April 30, 2016 and continuing through February 28, 2017, Lord Abbett has contractually agreed to waive its management fee at an annual rate of .05%. For the six months ended April 30, 2016, Lord Abbett voluntarily waived the remainder of its management fee at an annual rate of .05%. Lord Abbett may discontinue the voluntary waiver or change the level of its voluntary waiver at any time.

(2)	The management fee for Fundamental Equity Fund is based on the Fund’s average daily net assets at the following annual rates:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

(3)	The management fee for Growth Leaders Fund is based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.55%
Over $2 billion	.50%

Notes to Financial Statements (unaudited)(continued)

(4)	The management fee for International Core Equity Fund and International Dividend Income Fund are based on each Fund’s average daily net assets at the following annual rates:

First $1 billion	.70%
Next $1 billion	.65%
Over $2 billion	.60%

(5)	The management fee for International Opportunities Fund is based on the average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

(6)	The management fee for Value Opportunities Fund is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Next $3 billion	.65%
Over $5 billion	.58%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets, with the exception of Alpha Strategy Fund, which paid no such fee during the six months ended April 30, 2016. Effective May 1, 2016, Alpha Strategy Fund pays such fee following the amendment and restatement of the Administrative Services Agreement.

For the six months ended April 30, 2016 and continuing through February 28, 2017, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding 12b-1 fees, to the following annual rates:

			Funds
	Growth		International	International
	Leaders		Core Equity	Dividend Income
Classes	Fund		Fund	Fund
A, B, C, P, R2, R3, R4 and R5	0.60%		0.87%	0.87%
F and I	0.60%		0.77%	0.81%
R6	0.50%	*	0.70%	0.80%

*	0.49% prior to March 1, 2016.

All contractual fee waiver and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Funds’ Board.

Alpha Strategy Fund has entered into a Servicing Arrangement with the Underlying Funds in which it invests, pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and distribution and service fees) of Alpha Strategy Fund in proportion to the average daily value of total Underlying Fund shares owned by Alpha Strategy Fund. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by Underlying Funds in Alpha Strategy Fund’s Statement of Operations and Receivables from affiliates on Alpha Strategy Fund’s Statement of Assets and Liabilities.

In addition, Fundamental Equity Fund, Growth Leaders Fund, International Core Equity Fund, International Dividend Income Fund, International Opportunities Fund, and Value Opportunities Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), have entered into a Servicing Arrangement with certain “Fund of Funds” managed by Lord Abbett, pursuant to which each Underlying Fund pays a portion of the expenses (excluding management

Notes to Financial Statements (unaudited)(continued)

fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement, if applicable, are included in Subsidy expense of each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Assets and Liabilities.

As of April 30, 2016, the percentages of Fundamental Equity Fund’s, Growth Leaders Fund’s, International Core Equity Fund’s, International Dividend Income Fund’s, International Opportunities Fund’s and Value Opportunities Fund’s outstanding shares owned by each Fund of Funds were as follows:

		Growth	International	International	International	Value
	Fundamental	Leaders	Core Equity	Dividend	Opportunities	Opportunities
Fund of Funds	Equity Fund	Fund	Fund	Income Fund	Fund	Fund
Alpha Strategy Fund	—	—	—	—	37.73%	8.88%
Diversified Equity Strategy Fund	1.23%	1.72%	6.08%	—	3.35%	0.98%
Multi-Asset Balanced Opportunity Fund	—	—	1.95%	18.87%	—	—
Multi-Asset Global Opportunity Fund	—	—	0.25%	6.35%	—	—
Multi-Asset Growth Fund	—	—	1.23%	14.05%	—	—
Multi-Asset Income Fund	—	—	2.00%	11.19%	—	—

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class B	Class C	Class F	Class P(1)	Class R2	Class R3	Class R4
Service	.25%	.25%	.25%	—	.25%	.25%	.25%	.25%
Distribution	—	.75%	.75%	.10%	.20%	.35%	.25%	—

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	Fundamental Equity Fund, International Core Equity Fund, International Opportunities Fund and Value Opportunities Fund only.

Class I, R5 and R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended April 30, 2016:

	Distributor	Dealers’
	Commissions	Concessions
Alpha Strategy Fund	$ 96,661	$ 532,874
Fundamental Equity Fund	102,534	563,256
Growth Leaders Fund	424,010	2,429,613
International Core Equity Fund	29,948	162,273
International Dividend Income Fund	72,183	384,736
International Opportunities Fund	47,956	256,833
Value Opportunities Fund	143,889	782,618

Notes to Financial Statements (unaudited)(continued)

Distributor received the following amount of CDSCs for the six months ended April 30, 2016:

	Class A	Class C
Alpha Strategy Fund	$ 1,977	$11,651
Fundamental Equity Fund	4,054	6,727
Growth Leaders Fund	13,533	57,653
International Core Equity Fund	—	995
International Dividend Income Fund	2,640	9,751
International Opportunities Fund	1,063	4,169
Value Opportunities Fund	606	6,234

A Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid quarterly for International Dividend Income Fund and annually for Alpha Strategy Fund, Fundamental Equity Fund, Growth Leaders Fund, International Core Equity Fund, International Opportunities Fund and Value Opportunities Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2016 and fiscal year ended October 31, 2015 was as follows:

	Alpha Strategy Fund		Fundamental Equity Fund
	Six Months Ended		Six Months Ended
	4/30/2016	Year Ended	4/30/2016	Year Ended
	(unaudited)	10/31/2015	(unaudited)	10/31/2015
Distributions paid from:
Ordinary income	$6,087,708	$17,527,867	$41,598,137	$225,917,626
Net long-term capital gains	162,272,374	118,549,905	311,273,847	712,708,155
Total distributions paid	$168,360,082	$136,077,772	$352,871,984	$938,625,781

	Growth Leaders Fund		International Core Equity Fund
	Six Months Ended		Six Months Ended
	4/30/2016	Year Ended	4/30/2016	Year Ended
	(unaudited)	10/31/2015	(unaudited)	10/31/2015
Distributions paid from:
Ordinary income	$86,118,259	$73,120,882	$6,595,906	$6,527,984
Net long-term capital gains	10,007,653	925,072	—	—
Total distributions paid	$96,125,912	$74,045,954	$6,595,906	$6,527,984

Notes to Financial Statements (unaudited)(continued)

	International Dividend Income Fund		International Opportunities Fund
	Six Months Ended		Six Months Ended
	4/30/2016	Year Ended	4/30/2016	Year Ended
	(unaudited)	10/31/2015	(unaudited)	10/31/2015
Distributions paid from:
Ordinary income	$25,762,551	$81,607,020	$10,344,304	$5,964,486
Net long-term capital gains	—	141,434,115	16,341,537	13,687,933
Total distributions paid	$25,762,551	$223,041,135	$26,685,841	$19,652,419

	Value Opportunities Fund
	Six Months Ended
	4/30/2016	Year Ended
	(unaudited)	10/31/2015
Distributions paid from:
Ordinary income	$—	$65,969,568
Net long-term capital gains	191,979,908	343,597,289
Total distributions paid	$191,979,908	$409,566,857

As of October 31, 2015, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2016	2017	Indefinite	Total
Fundamental Equity Fund	$1,280,805	$—	$—	$1,280,805
International Core Equity Fund	—	198,263,766	5,707,449	203,971,215
International Dividend Income Fund	—	—	140,981,481	140,981,481

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of April 30, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Alpha	Fundamental	Growth
	Strategy Fund	Equity Fund	Leaders Fund
Tax cost	$1,191,754,163	$2,722,152,921	$2,211,370,317
Gross unrealized gain	71,943,498	333,613,815	99,647,543
Gross unrealized loss	(104,759,368)	(9,875,992)	(32,288,081)
Net unrealized security gain (loss)	$(32,815,870)	$323,737,823	$67,359,462

		International
	International	Dividend	International
	Core Equity Fund	Income Fund	Opportunities Fund
Tax cost	$513,689,945	$1,724,825,342	$579,621,016
Gross unrealized gain	11,943,799	53,799,227	58,769,023
Gross unrealized loss	(16,568,378)	(205,377,940)	(29,299,437)
Net unrealized security gain (loss)	$(4,624,579)	$(151,578,713)	$29,469,586

	Value
	Opportunities Fund
Tax cost	$2,115,913,093
Gross unrealized gain	494,331,818
Gross unrealized loss	(56,095,670)
Net unrealized security gain	$438,236,148

Notes to Financial Statements (unaudited)(continued)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2016 were as follows:

	Purchases	Sales
Alpha Strategy Fund	$ 144,737,774	$ 89,615,618
Fundamental Equity Fund	2,545,950,529	3,114,130,336
Growth Leaders Fund	3,386,671,583	3,040,443,220
International Core Equity Fund	520,933,483	497,412,582
International Dividend Income Fund	507,055,555	952,817,468
International Opportunities Fund	222,443,233	224,162,282
Value Opportunities Fund	367,129,853	510,387,564

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2016.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund entered into forward foreign currency exchange contracts reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

As of April 30, 2016, International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund had the following derivatives at fair value, grouped into risk categories that illustrate the Funds’ use of derivative instruments:

	International	International
	Core Equity Fund	Dividend Income Fund
	Foreign	Foreign
	Currency	Currency
Asset Derivatives	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(1)	$5,317,188	$27,282,117

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	(3,696,618)	(17,502,631)

Notes to Financial Statements (unaudited)(continued)

International
Opportunities Fund
Foreign
Currency
Asset Derivatives	Contracts
Forward Foreign Currency Exchange Contracts(1)	$2,753,423

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	$(1,891,038)

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Transactions in derivative instruments for the six months ended April 30, 2016 were as follows:

	International	International
	Core Equity Fund	Dividend Income Fund
	Foreign	Foreign
	Currency	Currency
	Contracts	Contracts
Net Realized Gain (Loss)(1)
Forward Foreign Currency Exchange Contracts	$1,162,041	$(6,864,264)
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts	$3,231,921	$24,385,555
Average Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	$204,019,030	$1,123,137,942

International
Opportunities Fund
Foreign
Currency
Contracts
Net Realized Gain (Loss)(1)
Forward Foreign Currency Exchange Contracts	$481,003
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts	$183,306
Average Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	$202,728,776

*	Calculated based on notional amounts for the semi-annual period ended April 30, 2016.
(1)	Statements of Operations location: Net realized gain (loss) on foreign currency related transactions.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation in translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents notional amounts in U.S. dollars.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statements of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or

Notes to Financial Statements (unaudited)(continued)

termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

		Fundamental Equity Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$56,761,522	$—	$56,761,522
Total	$56,761,522	$—	$56,761,522

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$56,761,522	$—	$—	$(56,761,522)	$—
Total	$56,761,522	$—	$—	$(56,761,522)	$—

			Growth Leaders Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$100,484,526	$—	$100,484,526
Total	$100,484,526	$—	$100,484,526

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$100,484,526	$—	$—	$(100,484,526)	$—
Total	$100,484,526	$—	$—	$(100,484,526)	$—

		International Core Equity Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$5,317,188	$—	$5,317,188
Repurchase Agreement	8,489,831	—	8,489,831
Total	$13,807,019	$—	$13,807,019

Notes to Financial Statements (unaudited)(continued)

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Bank of America	$68,532	$(136)	$—	$—	$68,396
Citibank	503,868	(176,815)	—	—	327,053
Fixed Income Clearing Corp.	8,489,831	—	—	(8,489,831)	—
Goldman Sachs	39,331	(39,331)	—	—	—
J.P. Morgan Chase	381,851	(381,851)	—	—	—
Morgan Stanley	370,821	(370,821)	—	—	—
Standard Chartered Bank	1,209,660	(275,934)	(510,000)	—	423,726
State Street Bank and Trust	1,509,600	(863,205)	—	(498,000)	148,395
UBS AG	1,233,525	—	—	(1,059,000)	174,525
Total	$13,807,019	$(2,108,093)	$(510,000)	$(10,046,831)	$1,142,095

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$3,696,618	$—	$3,696,618
Total	$3,696,618	$—	$3,696,618

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Bank of America	$136	$(136)	$—	$—	$—
Citibank	176,815	(176,815)	—	—	—
Goldman Sachs	680,753	(39,331)	(80,000)	—	561,422
J.P. Morgan Chase	653,292	(381,851)	(20,000)	—	251,441
Morgan Stanley	1,046,483	(370,821)	—	—	675,662
Standard Chartered Bank	275,934	(275,934)	—	—	—
State Street Bank and Trust	863,205	(863,205)	—	—	—
Total	$3,696,618	$(2,108,093)	$(100,000)	$—	$1,488,525

		International Dividend Income Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$27,282,117	$—	$27,282,117
Repurchase Agreement	5,024,231	—	5,024,231
Total	$32,306,348	$—	$32,306,348

Notes to Financial Statements (unaudited)(continued)

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Barclays Bank plc	$994,440	$(735,079)	$—	$(259,361)	$—
Deutsche Bank AG	134,846	(134,846)	—	—	—
Fixed Income Clearing Corp.	5,024,231	—	—	(5,024,231)	—
Goldman Sachs	256,383	—	(256,383)	—	—
J.P. Morgan Chase	6,632,055	(4,141,010)	(2,090,000)	—	401,045
Morgan Stanley	825,521	(825,521)	—	—	—
Standard Chartered Bank	9,886,987	(884,752)	(8,610,000)	—	392,235
State Street Bank and Trust	8,457,078	(4,500,020)	(3,957,058)	—	—
UBS AG	94,807	(94,807)	—	—	—
Total	$32,306,348	$(11,316,035)	$(14,913,441)	$(5,283,592)	$793,280

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$17,502,631	$—	$17,502,631
Total	$17,502,631	$—	$17,502,631

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Bank of America	$297,199	$—	$(270,000)	$—	$27,199
Barclays Bank plc	735,079	(735,079)	—	—	—
Citibank	472,762	—	(260,000)	—	212,762
Deutsche Bank AG	706,299	(134,846)	(571,453)	—	—
J.P. Morgan Chase	4,141,010	(4,141,010)	—	—	—
Morgan Stanley	5,636,707	(825,521)	(1,350,000)	—	3,461,186
Standard Chartered Bank	884,752	(884,752)	—	—	—
State Street Bank and Trust	4,500,020	(4,500,020)	—	—	—
UBS AG	128,803	(94,807)	—	—	33,996
Total	$17,502,631	$(11,316,035)	$(2,451,453)	$—	$3,735,143

		International Opportunities Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$2,753,423	$—	$2,753,423
Repurchase Agreement	26,489,502	—	26,489,502
Total	$29,242,925	$—	$29,242,925

Notes to Financial Statements (unaudited)(continued)

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Bank of America	$282,653	$—	$—	$—	$282,653
Barclays Bank plc	274,962	(274,962)	—	—	—
Citibank	21,295	(13,002)	—	—	8,293
Fixed Income Clearing Corp.	26,489,502	—	—	(26,489,502)	—
J.P. Morgan Chase	89,548	(76,222)	—	—	13,326
Morgan Stanley	473,457	(473,457)	—	—	—
Standard Chartered Bank	969,780	(307,503)	—	—	662,277
State Street Bank and Trust	641,728	(605,395)	—	(36,333)	—
Total	$29,242,925	$(1,750,541)	$—	$(26,525,835)	$966,549

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$1,891,038	$—	$1,891,038
Total	$1,891,038	$—	$1,891,038

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Barclays Bank plc	$313,963	$(274,962)	$—	$—	$39,001
Citibank	13,002	(13,002)	—	—	—
J.P. Morgan Chase	76,222	(76,222)	—	—	—
Morgan Stanley	574,953	(473,457)	—	—	101,496
Standard Chartered Bank	307,503	(307,503)	—	—	—
State Street Bank and Trust	605,395	(605,395)	—	—	—
Total	$1,891,038	$(1,750,541)	$—	$—	$140,497

		Value Opportunities Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$45,553,736	$—	$45,553,736
Total	$45,553,736	$—	$45,553,736

Notes to Financial Statements (unaudited)(continued)

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$45,553,736	$—	$—	$(45,553,736)	$—
Total	$45,553,736	$—	$—	$(45,553,736)	$—

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by each counterparty as of April 30, 2016.
(c)	Net amount represents the amount owed by the Fund to each counterparty as of April 30, 2016.

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and two Trustees, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

The Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. The Facility will continue through August 29, 2016.

During the six months ended April 30, 2016, the Funds did not utilize the Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

12.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is

Notes to Financial Statements (unaudited)(continued)

under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the six months ended April 30, 2016:

Alpha Strategy Fund

	Balance of			Balance of		Net Realized		Dividend
	Shares			Shares	Fair	Gain		Income
	Held at	Gross	Gross	Held at	Value at	11/1/2015 to		11/1/2015 to
Affiliated Issuer	10/31/2015	Additions	Sales	4/30/2016	4/30/2016	4/30/2016		4/30/2016
Lord Abbett Developing Growth Fund, Inc. – Class I	10,212,437	1,890,943	(275,692)	11,827,688	$221,532,598	$19,164,374	(a)	$—
Lord Abbett Securities Trust – International Opportunities Fund – Class I	14,820,884	719,675	(1,409,380)	14,131,179	235,001,500	14,659,485	(b)	2,001,182
Lord Abbett Securities Trust – Micro-Cap Growth Fund – Class I	6,442,039	2,239,857	—	8,681,896	112,083,283	20,675,447	(c)	—
Lord Abbett Securities Trust – Micro-Cap Value Fund – Class I	4,107,639	94,877	(446,056)	3,756,460	119,680,815	3,879,071	(d)	—
Lord Abbett Research Fund, Inc. – Small-Cap Value Fund – Class I	8,850,716	1,857,982	(978,557)	9,730,141	234,982,914	36,053,876	(e)	—
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	12,705,466	942,600	(1,212,331)	12,435,735	235,657,184	22,615,666	(f)	—
Total					$1,158,938,294	$117,047,919		$2,001,182

(a)	Includes $18,906,284 of distributed capital gains.
(b)	Includes $8,751,415 of distributed capital gains.
(c)	Includes $20,675,448 of distributed capital gains.
(d)	Includes $3,036,067 of distributed capital gains.
(e)	Includes $43,105,184 of distributed capital gains.
(f)	Includes $17,739,740 of distributed capital gains.

13.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of the Funds’ investments will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Funds invest. If a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Large company stocks, in which Fundamental Equity Fund, Growth Leaders Fund, International Core Equity Fund and International Dividend Income Fund invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks. Small and mid-sized company stocks, in which Alpha Strategy Fund, Fundamental Equity Fund, Growth Leaders Fund, International Core Equity Fund, International Opportunities Fund and Value Opportunities Fund invest, may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.

In general, Growth Leaders Fund employs a growth investing style and Fundamental Equity Fund, International Dividend Income Fund and Value Opportunities Fund employ a value investing style. Growth stocks generally are more volatile than value stocks. The price of value stocks may lag the market for long periods of time.

Notes to Financial Statements (unaudited)(continued)

International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund are subject to the risks of investing in foreign securities. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. These risks are generally greater for securities issued by companies in emerging market companies. Similarly, due to their investments in multinational and foreign companies, Alpha Strategy Fund, Fundamental Equity Fund, Growth Leaders Fund, and Value Opportunities Fund, may similarly experience increased market, liquidity, currency, political, informational and other risks.

International Dividend Income Fund is subject to the risks of investing in dividend paying stocks. Dividend paying stocks may be sensitive to changes in market interest rates, and the prices of such stocks may decline as rates rise. International Dividend Income Fund may be subject to the volatility of stocks that have high dividends per share due to recent decreases in their share prices.

Alpha Strategy Fund’s investments are concentrated in the Underlying Funds and, as a result, the Fund’s performance is directly related to their performance and subject to their risks.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments.

These factors can affect each Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six Months Ended
	April 30, 2016			Year Ended
Alpha Strategy Fund		(unaudited)	October 31, 2015

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,956,338	$49,330,740	3,873,964	$120,194,959
Converted from Class B*	84,994	2,086,833	144,500	4,428,542
Reinvestment of distributions	2,690,780	67,808,811	1,874,861	55,608,381
Shares reacquired	(2,751,148)	(70,677,513)	(4,487,732)	(138,427,381)
Increase	1,980,964	$48,548,871	1,405,593	$41,804,501

Class B Shares
Shares sold	9,541	$222,530	13,442	$379,613
Reinvestment of distributions	52,429	1,194,846	55,791	1,518,640
Shares reacquired	(37,905)	(903,213)	(113,171)	(3,187,742)
Converted to Class A*	(94,048)	(2,086,833)	(157,919)	(4,428,542)
Decrease	(69,983)	$(1,572,670)	(201,857)	$(5,718,031)

Class C Shares
Shares sold	1,092,133	$24,435,010	1,822,858	$50,634,624
Reinvestment of distributions	1,611,971	36,204,864	1,035,610	27,847,560
Shares reacquired	(1,570,662)	(35,399,991)	(1,917,956)	(53,657,179)
Increase	1,133,442	$25,239,883	940,512	$24,825,005

Class F Shares
Shares sold	1,679,809	$41,383,325	2,626,001	$81,100,949
Reinvestment of distributions	1,096,453	27,674,462	714,237	21,212,846
Shares reacquired	(2,439,549)	(61,330,987)	(2,476,491)	(76,332,204)
Increase	336,713	$7,726,800	863,747	$25,981,591

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	April 30, 2016			Year Ended
Alpha Strategy Fund		(unaudited)	October 31, 2015

Class I Shares	Shares	Amount	Shares	Amount
Shares sold	1,071,493	$24,571,451	152,896	$4,801,060
Reinvestment of distributions	183,234	4,679,787	117,541	3,527,389
Shares reacquired	(81,033)	(2,190,594)	(437,191)	(13,817,097)
Increase (decrease)	1,173,694	$27,060,644	(166,754)	$(5,488,648)

Class R2 Shares
Shares sold	30,960	$772,664	42,192	$1,256,292
Reinvestment of distributions	3,619	89,352	4,158	121,075
Shares reacquired	(21,799)	(558,289)	(62,989)	(1,937,941)
Increase (decrease)	12,780	$303,727	(16,639)	$(560,574)

Class R3 Shares
Shares sold	192,190	$4,820,412	305,299	$9,338,834
Reinvestment of distributions	198,882	4,930,278	130,616	3,819,223
Shares reacquired	(214,726)	(5,331,081)	(334,311)	(10,107,721)
Increase	176,346	$4,419,609	101,604	$3,050,336

Class R4 Shares(a)
Shares sold	4,554.78	$105,584	314	$10,000
Reinvestment of distributions	50.42	1,269	—	—
Shares reacquired	(1,744.45)	(42,313)	—	—
Increase	2,860.75	$64,540	314	$10,000

Class R5 Shares(a)
Shares sold	158	$3,973	310	$10,000
Reinvestment of distributions	49	1,264	—	—
Shares reacquired	—	(1)	—	—
Increase	207	$5,236	310	$10,000

Class R6 Shares(a)
Shares sold	549	$13,053	310	$10,000
Reinvestment of distributions	50	1,266	—	—
Shares reacquired	—	(5)	—	—
Increase	599	$14,314	310	$10,000

	Six Months Ended
	April 30, 2016			Year Ended
Fundamental Equity Fund		(unaudited)	October 31, 2015

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	4,572,523	$53,327,057	11,889,659	$161,233,919
Converted from Class B*	320,414	3,696,337	674,211	8,992,377
Reinvestment of distributions	15,344,624	184,902,705	33,212,561	443,387,370
Shares reacquired	(25,190,817)	(296,246,862)	(61,317,357)	(830,840,457)
Decrease	(4,953,256)	$(54,320,763)	(15,540,926)	$(217,226,791)

Class B Shares
Shares sold	15,836	$173,357	66,635	$825,600
Reinvestment of distributions	236,631	2,619,504	642,147	7,930,518
Shares reacquired	(291,491)	(3,123,522)	(672,389)	(8,346,215)
Converted to Class A*	(349,569)	(3,696,337)	(730,983)	(8,992,377)
Decrease	(388,593)	$(4,026,998)	(694,590)	$(8,582,474)

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	April 30, 2016		Year Ended
Fundamental Equity Fund		(unaudited)	October 31, 2015

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	2,152,487	$23,064,042	5,212,851	$64,245,185
Reinvestment of distributions	5,200,488	57,049,349	11,783,074	144,460,492
Shares reacquired	(11,219,709)	(120,283,073)	(24,725,022)	(306,733,625)
Decrease	(3,866,734)	$(40,169,682)	(7,729,097)	$(98,027,948)

Class F Shares
Shares sold	2,052,767	$23,826,453	6,208,465	$82,756,781
Reinvestment of distributions	2,862,952	34,183,648	8,695,953	115,134,419
Shares reacquired	(11,108,280)	(132,145,944)	(31,709,956)	(427,561,453)
Decrease	(6,192,561)	$(74,135,843)	(16,805,538)	$(229,670,253)

Class I Shares
Shares sold	865,242	$10,118,093	4,729,463	$63,864,717
Reinvestment of distributions	1,818,427	22,002,971	5,576,627	74,782,574
Shares reacquired	(5,811,892)	(68,309,569)	(20,566,971)	(281,269,863)
Decrease	(3,128,223)	$(36,188,505)	(10,260,881)	$(142,622,572)

Class P Shares
Shares sold	49,934	$566,442	125,349	$1,671,285
Reinvestment of distributions	112,484	1,334,055	283,708	3,733,602
Shares reacquired	(180,570)	(2,094,231)	(714,726)	(9,487,970)
Decrease	(18,152)	$(193,734)	(305,669)	$(4,083,083)

Class R2 Shares
Shares sold	86,196	$986,995	204,955	$2,705,054
Reinvestment of distributions	53,991	638,713	138,382	1,816,959
Shares reacquired	(225,854)	(2,534,547)	(792,407)	(11,000,970)
Decrease	(85,667)	$(908,839)	(449,070)	$(6,478,957)

Class R3 Shares
Shares sold	636,640	$7,312,277	1,589,478	$21,040,784
Reinvestment of distributions	1,639,440	19,492,945	3,968,717	52,307,684
Shares reacquired	(3,839,810)	(44,516,115)	(9,043,976)	(121,943,430)
Decrease	(1,563,730)	$(17,710,893)	(3,485,781)	$(48,594,962)

Class R4 Shares(a)
Shares sold	228	$2,664	740	$10,000
Reinvestment of distributions	82	982	—	—
Increase	310	$3,646	740	$10,000

Class R5 Shares(a)
Shares sold	—	$—	735	$10,000
Reinvestment of distributions	82	988	—	—
Increase	82	$988	735	$10,000

Class R6 Shares(a)
Shares sold	8,334	$91,198	735	$10,001
Reinvestment of distributions	82	989	—	—
Shares reacquired	(13)	(158)	—	—
Increase	8,403	$92,029	735	$10,001

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	April 30, 2016		Year Ended
Growth Leaders Fund		(unaudited)	October 31, 2015

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	12,076,863	$266,425,845	15,770,496	$361,927,702
Converted from Class B*	29,563	637,706	59,092	1,359,056
Reinvestment of distributions	1,410,172	32,095,519	1,148,996	25,277,921
Shares reacquired	(6,971,742)	(148,993,934)	(7,183,725)	(164,150,442)
Increase	6,544,856	$150,165,136	9,794,859	$224,414,237

Class B Shares
Shares sold	12,601	$277,313	16,336	$370,974
Reinvestment of distributions	7,585	168,835	15,738	341,521
Shares reacquired	(32,056)	(722,975)	(69,515)	(1,551,349)
Converted to Class A*	(30,276)	(637,706)	(60,107)	(1,359,056)
Decrease	(42,146)	$(914,533)	(97,548)	$(2,197,910)

Class C Shares
Shares sold	7,399,614	$157,455,221	9,261,807	$207,326,087
Reinvestment of distributions	789,874	17,400,919	538,527	11,567,556
Shares reacquired	(2,429,402)	(50,433,862)	(2,277,713)	(50,799,246)
Increase	5,760,086	$124,422,278	7,522,621	$168,094,397

Class F Shares
Shares sold	14,502,253	$319,090,719	18,229,630	$421,672,703
Reinvestment of distributions	1,259,864	28,863,484	1,002,436	22,153,845
Shares reacquired	(10,197,982)	(217,883,889)	(10,037,981)	(229,415,492)
Increase	5,564,135	$130,070,314	9,194,085	$214,411,056

Class I Shares
Shares sold	874,851	$19,412,807	1,409,386	$32,621,478
Reinvestment of distributions	147,289	3,386,168	140,149	3,104,296
Shares reacquired	(500,275)	(10,920,681)	(629,631)	(14,588,043)
Increase	521,865	$11,878,294	919,904	$21,137,731

Class R2 Shares
Shares sold	44,745	$975,051	19,777	$461,212
Reinvestment of distributions	268	6,115	260	5,735
Shares reacquired	(9,376)	(198,257)	(9,815)	(230,023)
Increase	35,637	$782,909	10,222	$236,924

Class R3 Shares
Shares sold	133,380	$2,876,446	215,725	$4,921,192
Reinvestment of distributions	27,874	631,344	26,137	573,704
Shares reacquired	(100,747)	(2,225,309)	(112,799)	(2,581,441)
Increase	60,507	$1,282,481	129,063	$2,913,455

Class R4 Shares(a)
Shares sold	46,418	$982,255	427	$10,000
Reinvestment of distributions	21	470	—	—
Shares reacquired	(1,644)	(35,281)	—	—
Increase	44,795	$947,444	427	$10,000

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	April 30, 2016		Year Ended
Growth Leaders Fund	(unaudited)		October 31, 2015

Class R5 Shares(a)	Shares	Amount	Shares	Amount
Shares sold	15,298	$318,071	424	$10,000
Reinvestment of distributions	20	466	—	—
Shares reacquired	(9)	(192)	—	—
Increase	15,309	$318,345	424	$10,000

Class R6 Shares(a)
Shares sold	22,155	$503,651	424	$10,000
Reinvestment of distributions	481	11,055	—	—
Shares reacquired	(1,453)	(31,834)	—	—
Increase	21,183	$482,872	424	$10,000

	Six Months Ended
	April 30, 2016		Year Ended
International Core Equity Fund		(unaudited)	October 31, 2015

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,586,748	$18,969,118	4,193,190	$54,446,897
Converted from Class B*	94,079	1,098,366	224,438	2,933,802
Reinvestment of distributions	354,492	4,236,184	310,070	3,950,295
Shares reacquired	(3,089,793)	(36,497,405)	(5,304,255)	(68,693,198)
Decrease	(1,054,474)	$(12,193,737)	(576,557)	$(7,362,204)

Class B Shares
Shares sold	3,999	$45,870	21,673	$279,684
Reinvestment of distributions	1,244	14,825	1,924	24,377
Shares reacquired	(49,199)	(575,528)	(145,796)	(1,872,858)
Converted to Class A*	(94,516)	(1,098,366)	(226,545)	(2,933,802)
Decrease	(138,472)	$(1,613,199)	(348,744)	$(4,502,599)

Class C Shares
Shares sold	158,874	$1,879,698	425,156	$5,496,648
Reinvestment of distributions	16,741	198,545	13,665	172,731
Shares reacquired	(457,542)	(5,349,688)	(828,050)	(10,615,629)
Decrease	(281,927)	$(3,271,445)	(389,229)	$(4,946,250)

Class F Shares
Shares sold	449,791	$5,229,885	1,255,673	$16,208,527
Reinvestment of distributions	72,915	864,770	87,549	1,106,621
Shares reacquired	(749,995)	(8,892,877)	(2,169,782)	(28,552,672)
Decrease	(227,289)	$(2,798,222)	(826,560)	$(11,237,524)

Class I Shares
Shares sold	2,599,101	$29,705,336	897,756	$11,671,127
Reinvestment of distributions	57,791	694,648	52,035	666,045
Shares reacquired	(215,930)	(2,505,969)	(3,291,855)	(43,443,304)
Increase (decrease)	2,440,962	$27,894,015	(2,342,064)	$(31,106,132)

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended April 30, 2016		Year Ended
International Core Equity Fund		(unaudited)	October 31, 2015

Class P Shares	Shares	Amount	Shares	Amount
Shares sold	655	$7,651	769	$10,010
Reinvestment of distributions	101	1,208	81	1,034
Shares reacquired	(330)	(3,841)	(3,469)	(45,182)
Increase (decrease)	426	$5,018	(2,619)	$(34,138)

Class R2 Shares
Shares sold	4,335	$50,691	18,765	$241,118
Reinvestment of distributions	209	2,495	171	2,178
Shares reacquired	(8,459)	(100,284)	(42,699)	(556,709)
Decrease	(3,915)	$(47,098)	(23,763)	$(313,413)

Class R3 Shares
Shares sold	183,683	$2,137,942	422,703	$5,389,910
Reinvestment of distributions	14,836	174,917	15,641	196,610
Shares reacquired	(410,532)	(4,797,624)	(487,596)	(6,192,504)
Decrease	(212,013)	$(2,484,765)	(49,252)	$(605,984)

Class R4 Shares(a)
Shares sold	—	$—	766	$10,000
Reinvestment of distributions	11	138	—	—
Increase	11	$138	766	$10,000

Class R5 Shares(a)
Shares sold	—	$—	760	$10,000
Reinvestment of distributions	13	149	—	—
Increase	13	$149	760	$10,000

Class R6 Shares(a)
Shares sold	—	$—	760	$10,000
Reinvestment of distributions	13	151	—	—
Increase	13	$151	760	$10,000

	Six Months Ended
	April 30, 2016		Year Ended
International Dividend Income Fund		(unaudited)	October 31, 2015

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	5,410,649	$35,865,634	34,157,964	$272,558,029
Reinvestment of distributions	1,058,198	7,138,102	10,387,158	81,737,095
Shares reacquired	(35,713,398)	(238,448,258)	(58,002,068)	(441,270,867)
Decrease	(29,244,551)	$(195,444,522)	(13,456,946)	$(86,975,743)

Class C Shares
Shares sold	594,390	$3,925,395	4,874,512	$38,668,585
Reinvestment of distributions	159,689	1,067,189	1,658,029	12,971,559
Shares reacquired	(5,188,876)	(34,400,429)	(8,147,609)	(62,688,521)
Decrease	(4,434,797)	$(29,407,845)	(1,615,068)	$(11,048,377)

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	April 30, 2016		Year Ended
International Dividend Income Fund	(unaudited)		October 31, 2015

Class F Shares	Shares	Amount	Shares	Amount
Shares sold	2,123,952	$13,925,090	15,483,920	$123,485,702
Reinvestment of distributions	275,880	1,863,800	2,880,914	22,721,013
Shares reacquired	(13,046,923)	(87,692,437)	(25,320,078)	(194,252,318)
Decrease	(10,647,091)	$(71,903,547)	(6,955,244)	$(48,045,603)

Class I Shares
Shares sold	1,824,163	$12,246,861	63,634,025	$517,592,988
Reinvestment of distributions	2,146,418	14,544,708	12,012,645	94,446,085
Shares reacquired	(28,115,850)	(186,685,705)	(32,557,178)	(262,765,559)
Increase (decrease)	(24,145,269)	$(159,894,136)	43,089,492	$349,273,514

Class R2 Shares
Shares sold	15,209	$102,800	47,458	$377,000
Reinvestment of distributions	688	4,734	4,627	37,120
Shares reacquired	(37,570)	(254,611)	(54,530)	(431,260)
Decrease	(21,673)	$(147,077)	(2,445)	$(17,140)

Class R3 Shares
Shares sold	234,301	$1,568,105	673,339	$5,336,575
Reinvestment of distributions	23,273	158,358	129,406	1,025,596
Shares reacquired	(276,132)	(1,829,658)	(296,827)	(2,307,292)
Increase (decrease)	(18,558)	$(103,195)	505,918	$4,054,879

Class R4 Shares(a)
Shares sold	—	$—	1,290	$10,000
Reinvestment of distributions	19.10	128	7	45
Increase	19.10	$128	1,297	$10,045

Class R5 Shares(a)
Shares sold	—	$—	1,285	$10,000
Reinvestment of distributions	20.44	139	8	51
Increase	20.44	$139	1,293	$10,051

Class R6 Shares(a)
Shares sold	—	$—	1,285	$10,000
Reinvestment of distributions	20	139	8	51
Increase	20	$139	1,293	$10,051

	Six Months Ended
	April 30, 2016		Year Ended
International Opportunities Fund	(unaudited)		October 31, 2015

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,452,282	$39,303,358	4,674,746	$80,280,418
Converted from Class B*	25,415	400,143	49,429	827,168
Reinvestment of distributions	407,053	6,565,766	276,906	4,300,348
Shares reacquired	(1,819,012)	(28,229,365)	(2,772,430)	(45,665,589)
Increase	1,065,738	$18,039,902	2,228,651	$39,742,345

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	April 30, 2016		Year Ended
International Opportunities Fund	(unaudited)		October 31, 2015

Class B Shares	Shares	Amount	Shares	Amount
Shares sold	6,917	$106,668	9,955	$161,488
Reinvestment of distributions	5,850	89,673	8,574	126,986
Shares reacquired	(33,444)	(504,958)	(58,994)	(937,947)
Converted to Class A*	(26,779)	(400,143)	(52,002)	(827,168)
Decrease	(47,456)	$(708,760)	(92,467)	$(1,476,641)

Class C Shares
Shares sold	407,632	$6,175,320	857,829	$13,833,966
Reinvestment of distributions	74,489	1,127,012	48,814	714,146
Shares reacquired	(317,318)	(4,702,472)	(378,535)	(5,891,665)
Increase	164,803	$2,599,860	528,108	$8,656,447

Class F Shares
Shares sold	2,798,890	$43,917,427	6,733,269	$115,198,773
Reinvestment of distributions	285,553	4,563,136	75,959	1,169,017
Shares reacquired	(3,403,917)	(52,248,928)	(2,530,053)	(41,734,979)
Increase (decrease)	(319,474)	$(3,768,365)	4,279,175	$74,632,811

Class I Shares
Shares sold	600,071	$9,509,452	2,086,280	$35,491,113
Reinvestment of distributions	729,325	12,048,452	754,491	11,988,860
Shares reacquired	(1,599,691)	(26,437,077)	(2,327,766)	(39,949,275)
Increase (decrease)	(270,295)	$(4,879,173)	513,005	$7,530,698

Class P Shares
Shares sold	2,268	$36,206	4,948	$84,028
Reinvestment of distributions	1,148	18,861	2,158	34,082
Shares reacquired	(15,589)	(248,098)	(25,601)	(408,320)
Decrease	(12,173)	$(193,031)	(18,495)	$(290,210)

Class R2 Shares
Shares sold	59,353	$916,404	54,884	$923,364
Reinvestment of distributions	567	9,039	261	4,015
Shares reacquired	(3,209)	(51,227)	(11,911)	(195,114)
Increase	56,711	$874,216	43,234	$732,265

Class R3 Shares
Shares sold	633,459	$10,037,080	270,606	$4,482,189
Reinvestment of distributions	23,820	378,261	15,641	239,311
Shares reacquired	(148,928)	(2,332,922)	(114,354)	(1,882,369)
Increase	508,351	$8,082,419	171,893	$2,839,131

Class R4 Shares(a)
Shares sold	14,904	$235,083	572	$10,000
Reinvestment of distributions	25	415	—	—
Shares reacquired	(31)	(506)	—	—
Increase	14,898	$234,992	572	$10,000

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	April 30, 2016		Year Ended
International Opportunities Fund	(unaudited)		October 31, 2015

Class R5 Shares(a)	Shares	Amount	Shares	Amount
Shares sold	1,893	$29,326	558	$10,000
Reinvestment of distributions	25	417	—	—
Shares reacquired	(1)	(21)	—	—
Increase	1,917	$29,722	558	$10,000

Class R6 Shares(a)
Shares sold	727	$11,256	765	$13,715
Reinvestment of distributions	38	620	—	—
Shares reacquired	(17)	(278)	—	(11)
Increase	748	$11,598	765	$13,704

	Six Months Ended
	April 30, 2016		Year Ended
Value Opportunities Fund	(unaudited)		October 31, 2015

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	5,314,660	$93,227,829	6,946,059	$138,580,013
Converted from Class B*	95,366	1,672,556	228,109	4,528,890
Reinvestment of distributions	3,829,547	69,774,338	8,490,788	164,126,941
Shares reacquired	(7,158,899)	(126,079,418)	(23,931,040)	(476,865,936)
Increase (decrease)	2,080,674	$38,595,305	(8,266,084)	$(169,630,092)

Class B Shares
Shares sold	16,856	$277,089	29,738	$542,948
Reinvestment of distributions	46,017	771,244	129,984	2,342,305
Shares reacquired	(60,774)	(997,460)	(197,134)	(3,652,958)
Converted to Class A*	(103,845)	(1,672,556)	(245,486)	(4,528,890)
Decrease	(101,746)	$(1,621,683)	(282,898)	$(5,296,595)

Class C Shares
Shares sold	1,224,788	$19,925,409	1,754,567	$32,414,877
Reinvestment of distributions	1,416,764	23,744,964	2,692,059	48,510,902
Shares reacquired	(2,599,255)	(42,140,926)	(4,589,904)	(85,326,351)
Increase (decrease)	42,297	$1,529,447	(143,278)	$(4,400,572)

Class F Shares
Shares sold	4,291,314	$76,294,571	9,264,039	$189,741,767
Reinvestment of distributions	1,866,669	34,552,058	3,203,589	62,726,268
Shares reacquired	(5,712,145)	(102,527,401)	(9,484,403)	(191,683,885)
Increase	445,838	$8,319,228	2,983,225	$60,784,150

Class I Shares
Shares sold	1,512,549	$27,514,832	3,644,497	$75,270,484
Reinvestment of distributions	1,993,546	37,518,542	4,011,079	79,700,142
Shares reacquired	(5,347,636)	(96,725,080)	(9,191,123)	(190,561,288)
Decrease	(1,841,541)	$(31,691,706)	(1,535,547)	$(35,590,662)

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended
	April 30, 2016		Year Ended
Value Opportunities Fund	(unaudited)		October 31, 2015

Class P Shares	Shares	Amount	Shares	Amount
Shares sold	149,318	$2,581,955	327,233	$6,466,393
Reinvestment of distributions	167,787	3,021,853	337,411	6,464,784
Shares reacquired	(406,654)	(7,008,287)	(769,540)	(15,148,909)
Decrease	(89,549)	$(1,404,479)	(104,896)	$(2,217,732)

Class R2 Shares
Shares sold	60,382	$1,047,257	119,878	$2,319,679
Reinvestment of distributions	13,618	241,441	39,381	744,696
Shares reacquired	(96,528)	(1,673,969)	(273,320)	(5,306,824)
Decrease	(22,528)	$(385,271)	(114,061)	$(2,242,449)

Class R3 Shares
Shares sold	434,771	$7,469,595	1,052,813	$20,695,808
Reinvestment of distributions	462,439	8,254,542	931,127	17,700,735
Shares reacquired	(1,178,736)	(20,368,606)	(2,261,573)	(44,481,384)
Decrease	(281,526)	$(4,644,469)	(277,633)	$(6,084,841)

Class R4 Shares(a)
Shares sold	39,841	$713,669	492	$10,000
Reinvestment of distributions	38	689	—	—
Shares reacquired	(126)	(2,269)	—	—
Increase	39,753	$712,089	492	$10,000

Class R5 Shares(a)
Shares sold	—	$—	478	$10,000
Reinvestment of distributions	35.57	669	—	—
Increase	35.57	$669	478	$10,000

Class R6 Shares(a)
Shares sold	1,277,514	$21,900,553	1,442,093	$29,751,358
Reinvestment of distributions	107,061	2,015,955	—	—
Shares reacquired	(90,371)	(1,618,474)	(2,355)	(47,360)
Increase	1,294,204	$22,298,034	1,439,738	$29,703,998

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
(a)	Shares commenced on June 30, 2015.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of April 30, 2016, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc. – Class I	19.11%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	20.28%
Lord Abbett Securities Trust – Micro-Cap Growth Fund – Class I	9.67%
Lord Abbett Securities Trust – Micro-Cap Value Fund – Class I	10.33%
Lord Abbett Research Fund, Inc. – Small-Cap Value Fund – Class I	20.28%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	20.33%

The Ten Largest Holdings and the Holdings by Sector, as of April 30, 2016, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Panera Bread Co. Class A	1.85%
MarketAxess Holdings, Inc.	1.55%
Pool Corp.	1.51%
Prestige Brands Holdings, Inc.	1.45%
WebMD Health Corp.	1.38%
Belden, Inc.	1.34%
TransUnion	1.33%
Ellie Mae, Inc.	1.33%
ABIOMED, Inc.	1.32%
Align Technology, Inc.	1.29%

Holdings by Sector*	% of Investments
Consumer Discretionary	17.68%
Consumer Staples	3.60%
Energy	0.52%
Financials	7.19%
Health Care	19.71%
Industrials	13.84%
Information Technology	32.23%
Materials	1.01%
Telecommunication Services	2.68%
Utilities	0.53%
Repurchase Agreement	1.01%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

International Opportunities Fund

Ten Largest Holdings	% of Investments
Ebro Foods SA	1.77%
UDG Healthcare plc	1.66%
Charter Hall Group	1.55%
Amer Sports OYJ	1.54%
Elior Group	1.49%
Gategroup Holding AG	1.47%
Arrow Global Group plc	1.46%
Altran Technologoes SA	1.45%
Loomis AB Class B	1.40%
Cairn Homes plc – LSE Shares	1.40%

Holdings by Sector*	% of Investments
Consumer Discretionary	15.10%
Consumer Staples	8.87%
Energy	3.11%
Exchange Traded Fund	1.03%
Financials	18.92%
Health Care	3.92%
Industrials	22.61%
Information Technology	12.90%
Materials	4.15%
Telecommunication Services	1.56%
Utilities	3.48%
Repurchase Agreement	4.35%
Total	100.00%

*	A sector may comprise several industries.

Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
Calavo Growers, Inc.	2.01%
MaxLinear, Inc. Class A	1.90%
FivePrime Therapeutics, Inc	1.88%
Inogen, Inc	1.86%
Ollie’s Bargain Outlet Holdings, Inc.	1.82%
Pacific Biosciences of California, Inc.	1.62%
LendingTree, Inc.	1.60%
Duluth Holdings, Inc.	1.57%
Silicon Motion Technology Corp. ADR	1.56%
Gigamon, Inc.	1.56%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	14.94%
Consumer Staples	3.34%
Energy	1.05%
Financials	5.80%
Health Care	24.13%
Industrials	12.24%
Information Technology	31.65%
Materials	2.11%
Telecommunication Services	0.86%
Utilities	0.94%
Repurchase Agreement	2.94%
Total	100.00%

*	A sector may comprise several industries.

Micro Cap Value Fund

Ten Largest Holdings	% of Investments
First Merchants Corp.	3.78%
Connecticut Water Service, Inc.	3.39%
Neenah Paper, Inc.	3.26%
Renasant Corp.	3.19%
AMERISAFE, Inc.	3.13%
Patrick Industries, Inc.	3.12%
Gibraltar Industries, Inc.	3.05%
Physicians Realty Trust	2.97%
Chesapeake Utilities Corp.	2.89%
BNC Bancorp	2.84%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.87%
Consumer Staples	3.07%
Energy	5.82%
Financials	33.13%
Health Care	3.45%
Industrials	22.13%
Information Technology	7.57%
Materials	8.34%
Telecommunication Services	0.72%
Utilities	6.28%
Repurchase Agreement	0.62%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Small Cap Value Fund

Ten Largest Holdings	% of Investments
PrivateBancorp, Inc.	2.71%
IDACORP, Inc.	2.70%
AECOM	2.55%
Littelfuse, Inc.	2.44%
First Industrial Realty Trust, Inc.	2.39%
South State Corp.	2.38%
HealthSouth Corp.	2.34%
STERIS plc	2.31%
Renasant Corp.	2.10%
CoreSite Realty Corp.	2.01%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.64%
Consumer Staples	4.81%
Energy	5.52%
Financials	24.51%
Health Care	9.05%
Industrials	16.33%
Information Technology	17.17%
Materials	7.88%
Telecommunication Services	0.97%
Utilities	4.70%
Repurchase Agreement	0.42%
Total	100.00%

*	A sector may comprise several industries.

Value Opportunities Fund

Ten Largest Holdings	% of Investments
Federal Realty Investment Trust	2.72%
AECOM	2.36%
Reliance Steel & Aluminum Co.	2.25%
CMS Energy Corp.	2.13%
STERIS plc (United Kingdom)	2.12%
HealthSouth Corp.	2.06%
RenaissanceRe Holdings Ltd.	1.97%
Fidelity National Information Services, Inc.	1.92%
Booz Allen Hamilton Holding Corp.	1.91%
Pinnacle Foods, Inc.	1.85%

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector*	% of Investments
Consumer Discretionary	11.19%
Consumer Staples	3.00%
Energy	6.04%
Financials	23.40%
Health Care	10.35%
Industrials	12.59%
Information Technology	16.62%
Materials	6.94%
Telecommunication Services	1.64%
Utilities	6.45%
Repurchase Agreement	1.78%
Total	100.00%

*	A sector may comprise several industries.

Supplemental Proxy Information (unaudited)

Joint special meetings of shareholders of International Dividend Income Fund and International Opportunities Fund were held on November 5, 2015 and joint special meetings of shareholders of Alpha Strategy Fund, Fundamental Equity Fund, International Core Equity Fund, and Value Opportunities Fund were held on December 15, 2015. Each meeting was held for a Fund’s shareholders to vote on the following matters:

1.	To amend the Fund’s fundamental restrictions related to borrowing and lending to enable the Fund to participate in an interfund lending program; and

2.	To ratify the selection of Deloitte & Touche LLP as independent registered public accounting firm for the Fund’s current fiscal year.

The results of the proxy solicitation on the preceding matter were as follows:

1. To approve the amendment to the fundamental investment restrictions of the Fund as described in the proxy statement:

(a) Amend the fundamental investment restriction with respect to Borrowing

		Votes		Broker
	Votes For	Against	Abstain	Non-Votes
Alpha Strategy Fund	15,979,568	685,769	1,004,433	4,475,293
Fundamental Equity Fund	102,174,384	7,980,141	8,398,877	32,985,186
International Core Equity Fund	15,095,233	981,976	1,052,971	5,124,868
International Dividend Income Fund	206,923,025	5,813,025	6,736,658	22,536,745
International Opportunities Fund	20,948,236	726,350	669,782	3,357,759
Value Opportunities Fund	52,836,181	2,784,725	2,793,655	15,524,696

1. To approve the amendment to the fundamental investment restrictions of the Fund as described in the proxy statement:

(b) Amend the fundamental investment restriction with respect to Lending

		Votes		Broker
	Votes For	Against	Abstain	Non-Votes
Alpha Strategy Fund	15,970,197	691,798	1,007,775	4,475,293
Fundamental Equity Fund	102,206,717	7,941,864	8,404,821	32,985,186
International Core Equity Fund	15,118,277	957,279	1,054,624	5,124,868
International Dividend Income Fund	206,809,359	5,935,828	6,727,521	22,536,745
International Opportunities Fund	20,921,368	727,232	695,768	3,357,759
Value Opportunities Fund	52,838,562	2,738,011	2,837,988	15,524,696

2. To ratify the selection of Deloitte & Touche LLP as the Fund’s independent registered public accounting firm for the Fund’s current fiscal year

		Votes		Broker
	Votes For	Against	Abstain	Non-Votes
Alpha Strategy Fund	20,552,831	412,604	1,179,628	—
Fundamental Equity Fund	140,861,195	2,714,847	7,962,546	—
International Core Equity Fund	20,785,624	533,504	935,920	—
International Dividend Income Fund	233,632,697	1,804,591	6,572,165	—
International Opportunities Fund	24,823,742	362,699	515,686	—
Value Opportunities Fund	70,003,830	1,228,166	2,707,261	—

Approval of Advisory Contract

The Board of Trustees of the Company, including all of the Trustees who are not interested persons of the Company or of Lord Abbett (the “Independent Board Members”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Board Members also discussed the materials described above with their independent legal counsel in a private session at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of a group of funds in the same Morningstar investment category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds in the same Morningstar category, with the same share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the management agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the performance peer group, in each case as of various periods ended August 31, 2015. As to Alpha Strategy Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year, three-year, and five-year periods and above the median of the performance peer group for the ten-year period. As to Growth Leaders Fund, the Board observed that the Fund’s investment performance was above the median of the

Approval of Advisory Contract (continued)

performance peer group for the one-year, and three-year periods. As to International Core Equity Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year, three-year, five-year, and ten-year periods. As to International Dividend Income Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year, three-year, and five-year periods. As to International Opportunities Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year, three-year, and five-year periods and below the median of the performance peer group for the ten-year period. As to Fundamental Equity Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year and five-year periods and above the median of the performance peer group for the three-year and ten-year periods. As to Value Opportunities Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year, three-year, and five-year periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of one or more corresponding expense peer groups. It also considered the projected expense levels of each Fund and how those levels would relate to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to Alpha Strategy Fund, the Board observed that the overall expense level was above the median of the expense peer group. As to each of Fundamental Equity Fund and Value Opportunities Fund, the Board observed that the overall expense level was below the median of the expense peer group. As to each of Growth Leaders Fund, International Core Equity Fund, International Dividend Income Fund, and International Opportunities Fund, the Board observed that the overall expense level was well below the median of the expense peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of each Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to each Fund was not excessive.

Approval of Advisory Contract (concluded)

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Lord Abbett Distributor LLC (the “Distributor”) for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the management agreements. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Lord Abbett Securities Trust Lord Abbett Alpha Strategy Fund

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Fundamental Equity Fund

Lord Abbett Growth Leaders Fund

Lord Abbett International Core Equity Fund

Lord Abbett International Dividend Income Fund

Lord Abbett International Opportunities Fund

Lord Abbett Value Opportunities Fund

LST-3 (06/16)

2016 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Micro Cap Growth Fund

Micro Cap Value Fund

For the six-month period ended April 30, 2016

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

5	Micro Cap Growth Fund

8	Micro Cap Value Fund

11	Statements of Assets and Liabilities

12	Statements of Operations

13	Statements of Changes in Net Assets

16	Financial Highlights

20	Notes to Financial Statements

27	Supplemental Information to Shareholders

Lord Abbett Securities Trust

Lord Abbett Micro Cap Growth Fund and

Lord Abbett Micro Cap Value Fund

Semiannual Report

For the six-month period ended April 30, 2016

Daria L. Foster, Trustee, President and Chief Executive Officer of the Lord Abbett Funds and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended April 30, 2016. For additional information about the Funds, please visit our website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Trustee, President and Chief Executive Officer

1

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 through April 30, 2016).

Actual Expenses

For each class of each Fund, the first line of the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 11/1/15 – 4/30/16” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Micro Cap Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/15	4/30/16	11/1/15 – 4/30/16

Class A
Actual	$1,000.00	$896.60	$8.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.86	$9.07
Class I
Actual	$1,000.00	$896.50	$8.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.86	$9.07

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.81% for Classes A and I) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2016

Sector*	%**
Consumer Discretionary	14.94%
Consumer Staples	3.34%
Energy	1.05%
Financials	5.80%
Health Care	24.13%
Industrials	12.24%
Information Technology	31.65%
Materials	2.11%
Telecommunication Services	0.86%
Utilities	0.94%
Repurchase Agreement	2.94%
Total	100.00%

*	A sector may comprise several industries
**	Represents percent of total investments.

3

Micro Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/15	4/30/16	11/1/15 – 4/30/16
Class A
Actual	$1,000.00	$1,002.60	$9.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.86	$9.07
Class I
Actual	$1,000.00	$1,002.50	$9.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.86	$9.07

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.81% for Classes A and I) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2016

Sector*	%**
Consumer Discretionary	8.87%
Consumer Staples	3.07%
Energy	5.82%
Financials	33.13%
Health Care	3.45%
Industrials	22.13%
Information Technology	7.57%
Materials	8.34%
Telecommunication Services	0.72%
Utilities	6.28%
Repurchase Agreement	0.62%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

4

Schedule of Investments (unaudited)

MICRO CAP GROWTH FUND April 30, 2016

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 96.25%

Aerospace & Defense 1.54%
Aerovironment, Inc.*	51,712	$1,493
TASER International, Inc.*	38,442	702
Total		2,195

Air Freight & Logistics 2.11%
Air Transport Services Group, Inc.*	97,742	1,377
Echo Global Logistics, Inc.*	69,513	1,625
Total		3,002

Auto Components 1.08%
Fox Factory Holding Corp.*	88,835	1,538

Banks 1.20%
Cardinal Financial Corp.	37,403	828
ServisFirst Bancshares, Inc.	17,903	882
Total		1,710

Biotechnology 9.47%
Acceleron Pharma, Inc.*	38,403	1,150
Agios Pharmaceuticals, Inc.*	29,157	1,427
Blueprint Medicines Corp.*	38,844	590
Coherus Biosciences, Inc.*	64,156	1,208
Dynavax Technologies Corp.*	41,851	687
Emergent BioSolutions, Inc.*	29,591	1,140
Five Prime Therapeutics, Inc.*	55,592	2,646
Foundation Medicine, Inc.*	20,812	332
Genomic Health, Inc.*	33,946	892
Ophthotech Corp.*	19,912	931
Sage Therapeutics, Inc.*	27,682	1,043
Spark Therapeutics, Inc.*	39,856	1,430
Total		13,476

Building Products 3.42%
American Woodmark Corp.*	18,992	1,384
Builders FirstSource, Inc.*	165,305	1,833
Patrick Industries, Inc.*	35,858	1,644
Total		4,861
		Fair
		Value
Investments	Shares	(000)
Chemicals 0.81%
Ferro Corp.*	90,482	$1,153

Construction & Engineering 1.19%
Comfort Systems USA, Inc.	57,351	1,691

Construction Materials 1.28%
US Concrete, Inc.*	29,432	1,818

Diversified Consumer Services 0.97%
2U, Inc.*	49,021	1,374

Diversified Financial Services 0.59%
On Deck Capital, Inc.*	97,934	845

Diversified Telecommunication Services 0.86%
8x8, Inc.*	107,177	1,215

Electrical Equipment 0.99%
LSI Industries, Inc.	111,346	1,408

Electronic Equipment, Instruments & Components 3.31%
Fabrinet (Thailand)*(a)	47,400	1,516
II-VI, Inc.*	67,617	1,411
Rogers Corp.*	31,139	1,786
Total		4,713

Food Products 3.31%
Amplify Snack Brands, Inc.*	121,755	1,876
Calavo Growers, Inc.	49,610	2,836
Total		4,712

Health Care Equipment & Supplies 8.18%
Cynosure, Inc. Class A*	26,753	1,309
Endologix, Inc.*	65,097	730
Glaukos Corp.*	40,662	766
Inogen, Inc.*	53,806	2,629
Nevro Corp.*	29,846	2,007
NxStage Medical, Inc.*	48,734	785
Penumbra, Inc.*	34,496	1,880
ZELTIQ Aesthetics, Inc.*	51,025	1,526
Total		11,632

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

MICRO CAP GROWTH FUND April 30, 2016

		Fair
		Value
Investments	Shares	(000)
Health Care Providers & Services 0.55%
ExamWorks Group, Inc.*	21,796	$786

Health Care Technology 1.86%
Evolent Health, Inc. Class A*	62,622	752
Press Ganey Holdings, Inc.*	62,151	1,894
Total		2,646

Hotels, Restaurants & Leisure 2.91%
Chuy’s Holdings, Inc.*	41,615	1,271
Ruth’s Hospitality Group, Inc.	69,803	1,109
Zoe’s Kitchen, Inc.*	47,060	1,764
Total		4,144

Household Durables 3.42%
iRobot Corp.*	32,067	1,199
LGI Homes, Inc.*	60,602	1,697
Universal Electronics, Inc.*	29,527	1,961
Total		4,857

Independent Power & Renewable Electricity Producers 0.93%
8Point3 Energy Partners LP	83,712	1,320

Internet & Catalog Retail 2.91%
Duluth Holdings, Inc.*	92,980	2,212
Etsy, Inc.*	81,807	718
PetMed Express, Inc.	65,685	1,202
Total		4,132

Internet Software & Services 9.53%
Alarm.com Holdings, Inc.*	93,157	2,125
Apigee Corp.*	131,364	1,274
Benefitfocus, Inc.*	46,783	1,773
Criteo SA ADR*	52,516	2,189
Five9, Inc.*	201,471	1,864
Instructure, Inc.*	87,676	1,766
Stamps.com, Inc.*	7,858	647
Wix.com Ltd. (Israel)*(a)	77,490	1,916
Total		13,554

Leisure Product 0.50%
Smith & Wesson Holding Corp.*	32,709	714
		Fair
		Value
Investments	Shares	(000)
Life Sciences Tools & Services 2.37%
Fluidigm Corp.*	94,971	$910
NanoString Technologies, Inc.*	11,637	185
Pacific Biosciences of California, Inc.*	236,175	2,279
Total		3,374

Machinery 1.49%
Briggs & Stratton Corp.	31,616	669
RBC Bearings, Inc.*	19,747	1,448
Total		2,117

Media 0.55%
Entravision Communications
Corp. Class A	98,945	787

Multi-Line Retail 1.80%
Ollie’s Bargain Outlet Holdings, Inc.*	96,872	2,562

Oil, Gas & Consumable Fuels 1.04%
GasLog Ltd. (Monaco)(a)	115,866	1,484

Pharmaceuticals 1.49%
Intra-Cellular Therapies, Inc.*	46,300	1,589
Revance Therapeutics, Inc.*	28,987	533
Total		2,122

Professional Services 1.40%
Insperity, Inc.	37,700	1,989

Real Estate Investment Trusts 1.86%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	53,540	1,039
Rexford Industrial Realty, Inc.	85,426	1,603
Total		2,642

Semiconductors & Semiconductor Equipment 6.79%
Inphi Corp.*	68,504	2,033
MaxLinear, Inc. Class A*	160,418	2,687
Photronics, Inc.*	68,661	726
Silicon Motion Technology Corp. ADR	57,094	2,201

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

MICRO CAP GROWTH FUND April 30, 2016

		Fair
		Value
Investments	Shares	(000)
Semiconductors & Semiconductor Equipment (continued)
SolarEdge Technologies, Inc. (Israel)*(a)	74,864	$2,006
Total		9,653

Software 9.73%
Bottomline Technologies de, Inc.*	48,235	1,185
BroadSoft, Inc.*	54,601	2,138
Callidus Software, Inc.*	73,692	1,349
Gigamon, Inc.*	67,353	2,195
Globant SA (Luxembourg)*(a)	33,978	1,206
Materialise NV ADR*	150,329	1,108
Paylocity Holding Corp.*	33,096	1,267
Rubicon Project, Inc. (The)*	87,211	1,689
Silver Spring Networks, Inc.*	121,730	1,710
Total		13,847

Technology Hardware, Storage & Peripherals 2.03%
Cray, Inc.*	51,024	1,932
Super Micro Computer, Inc.*	35,359	952
Total		2,884

Textiles, Apparel & Luxury Goods 0.68%
Vera Bradley, Inc.*	55,410	972
		Fair
		Value
Investments	Shares	(000)
Thrifts & Mortgage Finance 2.10%
HomeStreet, Inc.*	34,204	$737
LendingTree, Inc.*	25,164	2,251
Total		2,988
Total Investments in Common Stocks (cost $119,352,480)		136,917

	Principal
	Amount
	(000)

SHORT-TERM INVESTMENT 2.91%

Repurchase Agreement
Repurchase Agreement dated 4/29/2016, 0.03% due 5/2/2016 with Fixed Income Clearing Corp. collateralized by $4,180,000 of Federal National Mortgage Assoc. at 1.375% due 11/15/2016; value: $4,227,025; proceeds: $4,140,613 (cost $4,140,602)	$4,141	4,141
Total Investments in Securities 99.16% (cost $123,493,082)		141,058
Other Assets in Excess of Liabilities 0.84%		1,194
Net Assets 100.00%		$142,252

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2016 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$136,917	$–	$–	$136,917
Repurchase Agreement	–	4,141	–	4,141
Total	$136,917	$4,141	$–	$141,058

(1)	Refer to Note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2016.

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)

MICRO CAP VALUE FUND April 30, 2016

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 100.12%

Banks 16.58%
Ameris Bancorp	103,600	$3,253
BNC Bancorp	185,600	4,150
First Merchants Corp.	215,479	5,527
Pacific Premier Bancorp, Inc.*	117,200	2,726
Renasant Corp.	135,800	4,663
Silver Run Acquisition Corp.*	137,262	1,417
Talmer Bancorp, Inc. Class A	119,900	2,326
Total		24,062

Beverages 2.35%
Cott Corp. (Canada)(a)	257,009	3,408

Building Products 8.16%
Advanced Drainage Systems, Inc.	122,653	2,836
Gibraltar Industries, Inc.*	168,270	4,451
Patrick Industries, Inc.*	99,458	4,560
Total		11,847

Chemicals 3.98%
Chase Corp.	61,700	3,473
Quaker Chemical Corp.	25,800	2,298
Total		5,771

Communications Equipment 1.00%
Plantronics, Inc.	37,888	1,457

Construction & Engineering 1.24%
Argan, Inc.	52,636	1,799

Containers & Packaging 1.14%
Multi Packaging Solutions
International Ltd.*	99,616	1,656

Diversified Telecommunication Services 0.73%
Cogent Communications Holdings, Inc.	27,319	1,057

Electrical Equipment 1.36%
AZZ, Inc.	36,000	1,977
		Fair
		Value
Investments	Shares	(000)
Electronic Equipment, Instruments & Components 2.85%
Orbotech Ltd. (Israel)*(a)	124,400	$2,995
Vishay Precision Group, Inc.*	75,783	1,134
Total		4,129

Food Products 0.74%
Farmer Bros Co.*	35,543	1,074

Gas Utilities 2.91%
Chesapeake Utilities Corp.	71,000	4,226

Health Care Equipment & Supplies 0.95%
CONMED Corp.	33,352	1,381

Health Care Providers & Services 2.52%
Aceto Corp.	163,300	3,663

Hotels, Restaurants & Leisure 4.69%
Denny’s Corp.*	312,876	3,094
El Pollo Loco Holdings, Inc.*	281,530	3,714
Total		6,808

Household Durables 1.93%
Ethan Allen Interiors, Inc.	82,090	2,794

Insurance 3.16%
AMERISAFE, Inc.	85,000	4,580

Machinery 6.08%
EnPro Industries, Inc.	43,556	2,552
Lydall, Inc.*	112,500	4,139
Standex International Corp.	27,700	2,124
Total		8,815

Oil, Gas & Consumable Fuels 5.86%
Carrizo Oil & Gas, Inc.*	81,012	2,865
Parsley Energy, Inc. Class A*	103,328	2,420
Rice Energy, Inc.*	80,375	1,391
RSP Permian, Inc.*	59,799	1,831
Total		8,507

Paper & Forest Products 3.29%
Neenah Paper, Inc.	73,275	4,769

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

MICRO CAP VALUE FUND April 30, 2016

		Fair
		Value
Investments	Shares	(000)
Professional Services 2.85%
ICF International, Inc.*	105,037	$4,135

Real Estate Investment Trusts 7.41%
CoreSite Realty Corp.	33,800	2,533
Physicians Realty Trust	239,499	4,342
Retail Opportunity Investments Corp.	197,300	3,881
Total		10,756

Real Estate Management & Development 4.83%
Marcus & Millichap, Inc.*	122,319	3,068
RE/MAX Holdings, Inc. Class A	107,100	3,941
Total		7,009

Semiconductors & Semiconductor Equipment 1.80%
MaxLinear, Inc. Class A*	84,767	1,420
Silicon Motion Technology Corp. ADR	30,726	1,184
Total		2,604

Specialty Retail 2.32%
Francesca’s Holdings Corp.*	135,300	2,246
Zumiez, Inc.*	66,831	1,121
Total		3,367

Technology Hardware, Storage & Peripherals 1.98%
Electronics for Imaging, Inc.*	72,167	2,875

Thrifts & Mortgage Finance 1.39%
Essent Group Ltd.*	98,900	2,019
		Fair
		Value
Investments	Shares	(000)
Trading Companies & Distributors 2.60%
Lawson Products, Inc.*	119,300	$2,337
Rush Enterprises, Inc. Class A*	72,600	1,430
Total		3,767

Water Utilities 3.42%
Connecticut Water Service, Inc.	105,400	4,956
Total Common Stocks (cost $115,537,891)		145,268

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 0.62%

Repurchase Agreement
Repurchase Agreement dated 4/29/2016, 0.03% due 5/2/2016 with Fixed Income Clearing Corp. collateralized by $925,000 of U.S. Treasury Note at 1.00% due 9/30/2016; value: $927,313; proceeds: $907,692 (cost $907,690)	$908	908
Total Investments in Securities 100.74% (cost $116,445,581)		146,176
Liabilities in Excess of Other Assets (0.74)%		(1,077)
Net Assets 100.00%		$145,099

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(concluded)

MICRO CAP VALUE FUND April 30, 2016

The following is a summary of the inputs used as of April 30, 2016 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$145,268	$–	$–	$145,268
Repurchase Agreement	–	908	–	908
Total	$145,268	$908	$–	$146,176

(1)	Refer to Note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2016.

10	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

April 30, 2016

	Micro Cap	Micro Cap
	Growth Fund	Value Fund
ASSETS:
Investments in securities, at cost	$123,493,082	$116,445,581
Investments in securities, at fair value	$141,057,761	$146,176,312
Receivables:
Interest and dividends	5,574	5,402
Capital shares sold	–	8,598
Investment securities sold	4,311,133	757,716
Prepaid expenses	8,574	16,489
Total assets	145,383,042	146,964,517
LIABILITIES:
Payables:
Investment securities purchased	2,857,755	1,086,112
Capital shares reacquired	–	504,275
Management fee	175,583	178,647
Trustees’ fees	16,072	17,871
Fund administration	4,682	4,764
To affiliate (See Note 3)	31,849	35,065
Accrued expenses	44,744	38,428
Total liabilities	3,130,685	1,865,162
NET ASSETS	$142,252,357	$145,099,355
COMPOSITION OF NET ASSETS:
Paid-in capital	$152,427,719	$105,430,937
Accumulated net investment loss	(1,617,072)	(1,619,936)
Accumulated net realized gain (loss) on investments	(26,122,969)	11,557,623
Net unrealized appreciation on investments	17,564,679	29,730,731
Net Assets	$142,252,357	$145,099,355
Net assets by class:
Class A Shares	$8,515,348	$6,060,553
Class I Shares	$133,737,009	$139,038,802
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	715,563	197,571
Class I Shares	10,363,257	4,363,701
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$11.90	$30.68
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$12.63	$32.55
Class I Shares-Net asset value	$12.90	$31.86

See Notes to Financial Statements.	11

Statements of Operations (unaudited)

For the Six Months Ended April 30, 2016

	Micro Cap	Micro Cap
	Growth Fund	Value Fund
Investment income:
Dividends (net of foreign withholding taxes of $0 and $2,742, respectively)	$202,179	$1,005,692
Interest	562	231
Total investment income	202,741	1,005,923
Expenses:
Management fee	1,038,636	1,098,012
Shareholder servicing	23,749	20,960
Professional	22,780	22,808
Reports to shareholders	3,160	3,190
Fund administration	27,697	29,280
Custody	11,873	4,106
Trustees’ fees	1,595	1,721
Registration	16,617	16,117
Subsidy (See Note 3)	104,900	118,513
Other	6,921	6,593
Gross expenses	1,257,928	1,321,300
Expense reductions (See Note 8)	(40)	(34)
Net expenses	1,257,888	1,321,266
Net investment loss	(1,055,147)	(315,343)
Net realized and unrealized gain (loss):
Net realized loss on investments	(22,310,706)	11,610,873
Net change in unrealized appreciation/depreciation on investments	8,974,305	(11,212,322)
Net realized and unrealized gain (loss)	(13,336,401)	398,551
Net Increase (Decrease) in Net Assets Resulting From Operations	$(14,391,548)	$83,208

12	See Notes to Financial Statements.

Statements of Changes in Net Assets

	Micro Cap Growth Fund
	For the Six Months
	Ended April 30, 2016	For the Year Ended
DECREASE IN NET ASSETS	(unaudited)	October 31, 2015
Operations:
Net investment loss	$(1,055,147)	$(2,804,485)
Net realized gain (loss) on investments	(22,310,706)	28,749,646
Net change in unrealized appreciation/depreciation on investments	8,974,305	(22,832,254)
Net increase (decrease) in net assets resulting from operations	(14,391,548)	3,112,907
Distributions to shareholders from:
Net realized gain
Class A	(1,849,104)	(1,633,376)
Class I	(25,030,822)	(18,532,831)
Total distributions to shareholders	(26,879,926)	(20,166,207)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	14,544,233	7,961,986
Reinvestment of distributions	24,413,579	18,676,181
Cost of shares reacquired	(4,850,183)	(29,706,060)
Net increase (decrease) in net assets resulting from capital share transactions	34,107,629	(3,067,893)
Net decrease in net assets	(7,163,845)	(20,121,193)
NET ASSETS:
Beginning of period	$149,416,202	$169,537,395
End of period	$142,252,357	$149,416,202
Accumulated net investment loss	$(1,617,072)	$(561,925)

See Notes to Financial Statements.	13

Statements of Changes in Net Assets (concluded)

	Micro Cap Value Fund
	For the Six Months
	Ended April 30, 2016	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	October 31, 2015
Operations:
Net investment loss	$(315,343)	$(1,427,767)
Net realized gain on investments	11,610,873	3,889,353
Net change in unrealized appreciation/depreciation on investments	(11,212,322)	2,234,855
Net increase in net assets resulting from operations	83,208	4,696,441
Distributions to shareholders from:
Net realized gain
Class A	(408,358)	(1,798,650)
Class I	(3,480,090)	(14,912,161)
Total distributions to shareholders	(3,888,448)	(16,710,811)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	857,078	8,732,431
Reinvestment of distributions	3,680,664	15,741,765
Cost of shares reacquired	(25,881,319)	(9,053,255)
Net increase (decrease) in net assets resulting from capital share transactions	(21,343,577)	15,420,941
Net increase (decrease) in net assets	(25,148,817)	3,406,571
NET ASSETS:
Beginning of period	$170,248,172	$166,841,601
End of period	$145,099,355	$170,248,172
Accumulated net investment loss	$(1,619,936)	$(1,304,592)

14	See Notes to Financial Statements.

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Financial Highlights

MICRO CAP GROWTH FUND

		Per Share Operating Performance:
					Distributions
					to
					shareholders
		Investment Operations:			from:
	Net asset	Net	Net			Net asset
	value,	investment	realized and	Total from	Net	value,
	beginning of	income	unrealized	investment	realized	end of
	period	(loss)(a)	gain (loss)	operations	gain	period
Class A
4/30/2016(c)	$16.33	$(0.09)	$(1.14)	$(1.23)	$(3.20)	$11.90
10/31/2015	18.56	(0.30)	0.42	0.12	(2.35)	16.33
10/31/2014	22.57	(0.28)	2.27	1.99	(6.00)	18.56
10/31/2013	14.03	(0.29)	8.94	8.65	(0.11)	22.57
10/31/2012	15.98	(0.28)	0.79	0.51	(2.46)	14.03
10/31/2011	15.47	(0.33)	0.84	0.51	–	15.98
Class I
4/30/2016(c)	17.45	(0.10)	(1.25)	(1.35)	(3.20)	12.90
10/31/2015	19.67	(0.32)	0.45	0.13	(2.35)	17.45
10/31/2014	23.57	(0.29)	2.39	2.10	(6.00)	19.67
10/31/2013	14.64	(0.29)	9.33	9.04	(0.11)	23.57
10/31/2012	16.52	(0.25)	0.83	0.58	(2.46)	14.64
10/31/2011	15.96	(0.30)	0.86	0.56	–	16.52

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.

16	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

			Net		Net assets,	Portfolio
Total		Total	investment		end of	turnover
return(b)		expenses	loss		period	rate
(%)		(%)	(%)		(000)	(%)

(10.34	)(d)	$0.90 (d)	(0.75	)(d)	$8,515	93.50 (d)
0.65		1.80	(1.64)		13,280	202.96
10.57		1.78	(1.50)		12,881	208.12
62.14		1.85	(1.64)		11,220	197.69
4.86		2.09	(1.92)		11,484	119.77
3.30		2.07	(1.98)		15,271	120.62

(10.35	)(d)	0.90 (d)	(0.76	)(d)	133,737	93.50 (d)
0.71		1.80	(1.63)		136,136	202.96
10.58		1.78	(1.50)		156,657	208.12
62.22		1.81	(1.60)		140,967	197.69
5.10		1.84	(1.68)		89,897	119.77
3.57		1.82	(1.73)		93,934	120.62

See Notes to Financial Statements.	17

Financial Highlights

MICRO CAP VALUE FUND

		Per Share Operating Performance:
					Distributions to
		Investment Operations:			shareholders from:
				Total
		Net	Net	from
	Net asset	invest-	realized	invest-
	value,	ment	and	ment	Net	Net	Total
	beginning	income	unrealized	opera-	investment	realized	distri-
	of period	(loss)(a)	gain (loss)	tions	income	gain	butions
Class A
4/30/2016(c)	$31.34	$(0.07)	$ 0.15	$0.08	$ –	$(0.74)	$(0.74)
10/31/2015	34.19	(0.26)	1.00	0.74	–	(3.59)	(3.59)
10/31/2014	34.74	(0.23)	3.84	3.61	–	(4.16)	(4.16)
10/31/2013	26.52	(0.10)	8.32	8.22	–	–	–
10/31/2012	22.88	(0.08)	3.72	3.64	–	–	–
10/31/2011	23.33	(0.29)	(0.16)	(0.45)	–	–	–
Class I
4/30/2016(c)	32.52	(0.07)	0.15	0.08	–	(0.74)	(0.74)
10/31/2015	35.34	(0.27)	1.04	0.77	–	(3.59)	(3.59)
10/31/2014	35.77	(0.26)	3.99	3.73	–	(4.16)	(4.16)
10/31/2013	27.32	(0.09)	8.56	8.47	(0.02)	–	(0.02)
10/31/2012	23.50	(0.02)	3.84	3.82	–	–	–
10/31/2011	23.91	(0.24)	(0.17)	(0.41)	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.

18	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

					Net
Net asset			Net		assets,	Portfolio
value,	Total	Total	investment		end of	turnover
end of	return(b)	expenses	loss		period	rate
period	(%)	(%)	(%)		(000)	(%)

$30.68	0.26 (d)	$0.90 (d)	$(0.22	)(d)	$6,061	28.90 (d)
31.34	2.79	1.79	(0.86)		17,198	70.40
34.19	11.16	1.76	(0.68)		20,028	59.95
34.74	31.00	1.82	(0.34)		32,010	73.58
26.52	15.91	2.05	(0.32)		30,512	34.25
22.88	(1.93)	2.04	(1.17)		26,239	56.97

31.86	0.25 (d)	0.90 (d)	(0.21	)(d)	139,039	28.90 (d)
32.52	2.81	1.79	(0.86)		153,050	70.40
35.34	11.18	1.77	(0.74)		146,813	59.95
35.77	31.02	1.78	(0.29)		128,093	73.58
27.32	16.21	1.80	(0.09)		96,962	34.25
23.50	(1.67)	1.79	(0.92)		94,796	56.97

See Notes to Financial Statements.	19

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust currently consists of nine funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”), Class A and I shares and Lord Abbett Micro-Cap Value Fund (“Micro Cap Value Fund”), Class A and I shares. The investment objective of both Micro Cap Growth Fund and Micro Cap Value Fund is long-term capital appreciation.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. A contingent deferred sales charge (“CDSC”) may apply to certain redemptions of Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus). Class I shares are not subject to any sales charges.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by

20

Notes to Financial Statements (unaudited)(continued)

the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended October 31, 2012 through October 31, 2015. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses incurred by the Funds are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(f)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of

21

Notes to Financial Statements (unaudited)(continued)

unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments as of April 30, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at an annual rate of 1.50%, which was the Funds’ annualized effective management fee rate for the fiscal six months ended April 30, 2016.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

Each Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”) of the Trust, pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of Alpha Strategy Fund in proportion to the average daily value of the Underlying Fund shares owned by Alpha Strategy Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliate on each Fund’s Statement of Assets and Liabilities.

22

Notes to Financial Statements (unaudited)(continued)

As of April 30, 2016, the percentages of Micro Cap Growth Fund’s and Micro Cap Value Fund’s outstanding shares owned by Lord Abbett Alpha Strategy Fund were 78.36% and 82.36%, respectively.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A shares pursuant to Rule 12b-1 under the Act under which the Board may authorize the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. During the fiscal six months ended April 30, 2016, the Board did not authorize such Class A 12b-1 fees.

Class I shares do not have a distribution plan.

Two Trustees and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually for each fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2016 and fiscal year ended October 31, 2015 was as follows:

	Micro Cap Growth Fund		Micro Cap Value Fund
	Six Months		Six Months
	Ended		Ended
	4/30/2016	Year Ended	4/30/2016	Year Ended
	(unaudited)	10/31/2015	(unaudited)	10/31/2015
Distributions paid from:
Ordinary income	$6,650,591	$3,677,493	$–	$–
Net long-term capital gains	20,229,335	16,488,714	3,888,448	16,710,811
Total distributions paid	$26,879,926	$20,166,207	$3,888,448	$16,710,811

As of April 30, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Micro Cap	Micro Cap
	Growth Fund	Value Fund
Tax cost	$127,304,463	$116,498,611
Gross unrealized gain	16,400,291	32,499,323
Gross unrealized loss	(2,646,993)	(2,821,622)
Net unrealized security gain	$13,753,298	$29,677,701

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

23

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2016 were as follows:

	Purchases	Sales
Micro Cap Growth Fund	$133,640,166	$129,648,107
Micro Cap Value Fund	42,723,396	62,935,273

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2016.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosure to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

			Micro Cap Growth Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$4,140,602	$–	$4,140,602
Total	$4,140,602	$–	$4,140,602

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$4,140,602	$–	$–	$(4,140,602)	$–
Total	$4,140,602	$–	$–	$(4,140,602)	$–

24

Notes to Financial Statements (unaudited)(continued)

			Micro Cap Value Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$907,690	$–	$907,690
Total	$907,690	$–	$907,690

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$907,690	$–	$–	$(907,690)	$–
Total	$907,690	$–	$–	$(907,690)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of April 30, 2016.

7.	TRUSTEES’ REMUNERATION

The Trust’s officers and two Trustees, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

9.	LINE OF CREDIT

The Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. The Facility will continue through August 29, 2016.

During the six months ended April 30, 2016, the Funds did not utilize the Facility.

25

Notes to Financial Statements (unaudited)(concluded)

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

11.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with micro-cap and growth or value stocks. The value of an investment in each Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Funds invest. Micro-cap companies may be subject to greater risks and may be more sensitive to changes in economic conditions than larger, more established companies. There may be less liquidity in micro-cap company stocks, subjecting them to greater price fluctuations than larger company stocks. In the case of Micro Cap Growth Fund, the growth stocks in which it generally invests may add to the Fund’s volatility. In the case of Micro Cap Value Fund, the prices of value stocks in which it generally invests may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth.

These factors can affect each Fund’s performance.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six Months Ended
	April 30, 2016		Year Ended
Micro Cap Growth Fund		(unaudited)	October 31, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	9,386	$117,099	84,144	$1,509,470
Reinvestment of distributions	132,838	1,849,104	100,381	1,633,205
Shares reacquired	(240,106)	(3,924,289)	(65,192)	(1,229,708)
Increase (decrease)	(97,882)	$(1,958,086)	119,333	$1,912,967

Class I Shares
Shares sold	1,136,247	$14,427,134	339,691	$6,452,516
Reinvestment of distributions	1,495,327	22,564,475	980,044	17,042,976
Shares reacquired	(71,328)	(925,894)	(1,481,051)	(28,476,352)
Increase (decrease)	2,560,246	$36,065,715	(161,316)	$(4,980,860)

	Six Months Ended
	April 30, 2016		Year Ended
Micro Cap Value Fund	(unaudited)		October 31, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,999	$59,563	4,393	$133,102
Reinvestment of distributions	12,601	388,270	57,549	1,701,736
Shares reacquired	(365,849)	(11,204,249)	(98,955)	(3,255,230)
Decrease	(351,249)	$(10,756,416)	(37,013)	$(1,420,392)

Class I Shares
Shares sold	25,908	$797,515	279,535	$8,599,329
Reinvestment of distributions	102,888	3,292,394	457,479	14,040,029
Shares reacquired	(471,799)	(14,677,070)	(185,093)	(5,798,025)
Increase (decrease)	(343,003)	$(10,587,161)	551,921	$16,841,333

26

Supplemental Proxy Information (unaudited)

A joint special meeting of shareholders of the Funds and certain other funds of the Trust was held on November 5, 2015. The joint special meeting was held for shareholders of each Fund to vote on the following matters:

1.	To amend the Fund’s fundamental restrictions related to borrowing and lending to enable the Fund to participate in an interfund lending program; and

2.	To ratify the selection of Deloitte & Touche LLP as independent registered public accounting firm for the Fund’s current fiscal year.

The results of the proxy solicitation on the preceding matter were as follows:

1. To approve the amendment to the fundamental investment restrictions of the Fund as described in the proxy statement:

(a) Amend the fundamental investment restriction with respect to Borrowing

		Votes		Broker
	Votes For	Against	Abstain	Non-Votes
Micro Cap Growth Fund	8,007,228	248,032	2,766	0
Micro Cap Value Fund	4,927,727	43,112	733	0

1. To approve the amendment to the fundamental investment restrictions of the Fund as described in the proxy statement:

(b) Amend the fundamental investment restriction with respect to Lending

		Votes		Broker
	Votes For	Against	Abstain	Non-Votes
Micro Cap Growth Fund	8,007,228	248,032	2,766	0
Micro Cap Value Fund	4,927,727	43,112	733	0

2. To ratify the selection of Deloitte & Touche LLP as the Fund’s independent registered public accounting firm for the Fund’s current fiscal year

		Votes		Broker
	Votes For	Against	Abstain	Non-Votes
Micro Cap Growth Fund	8,167,163	88,095	2,768	–
Micro Cap Value Fund	4,928,948	41,891	733	–

27

Approval of Advisory Contract

The Board of Trustees of the Company, including all of the trustees who are not interested persons of the Company or of Lord Abbett (the “Independent Board Members”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Board Members also discussed the materials described above with their independent legal counsel in a private session at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of a group of funds in the same Morningstar investment category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds in the same Morningstar category, with the same share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the management agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the performance peer group, in each case as of various periods ended August 31, 2015. As to Micro Cap Growth Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for each of the periods. As to Micro Cap Value Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year period and above the median for the three-year, five-year, and ten-year periods.

28

Approval of Advisory Contract (continued)

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of one or more corresponding expense peer groups. It also considered the projected expense levels of each Fund and how those levels would relate to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each of Micro Cap Growth Fund and Micro Cap Value Fund, the Board observed that the overall expense level was well above the median of the expense peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of each Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing management fee schedule adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and/or Lord Abbett Distributor LLC (the “Distributor”) for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett

29

Approval of Advisory Contract (concluded)

Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the management agreements. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

30

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

31

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Securities Trust

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Micro-Cap Growth Fund Lord Abbett Micro-Cap Value Fund	LAMCVF-3 (06/16)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: June 24, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: June 24, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 24, 2016